DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2012
Entity Registrant Name	FREESEAS INC.
Entity Central Index Key	0001325159
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Trading Symbol	free
Entity Common Stock, Shares Outstanding	1,362,830
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	Yes
Entity Current Reporting Status	Yes

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 29	$ 331
Restricted cash	0	1,125
Trade receivables, net of provision of $1,313 and $1,336 for 2012 and 2011, respectively	1,230	3,324
Insurance claims	276	627
Due from related party	346	563
Inventories	521	603
Deferred charges - current portion	0	330
Prepayments and other	389	500
Vessels held for sale	32,792	45,272
Total current assets	35,583	52,675
Vessels, net	75,690	81,419
Deferred charges, net of current	3,086	886
Total non-current assets	78,776	82,305
Total assets	114,359	134,980
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable	13,809	7,958
Accrued liabilities	2,834	1,897
Unearned revenue	204	216
Due to related party	94	84
Derivative financial instruments	446	760
Bank loans	89,169	88,946
Total current liabilities	106,556	99,861
Total liabilities	106,556	99,861
Commitments and Contingencies	0	0
SHAREHOLDERS' EQUITY:
Preferred stock, $0.001 par value; 5,000,000 shares authorized, none issued	0	0
Common stock, $0.001 par value; 250,000,000 shares authorized, 1,362,830 and 647,562 shares issued and outstanding at December 31, 2012 and 2011, respectively	2	1
Additional paid-in capital	131,335	127,764
Accumulated deficit	(123,534)	(92,646)
Total shareholders' equity	7,803	35,119
Total liabilities and shareholders' equity	$ 114,359	$ 134,980

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Provision for trade receivables (in dollars)	$ 1,313	$ 1,336
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	250,000,000	250,000,000
Common stock, shares issued	1,362,830	647,562
Common stock, shares outstanding	1,362,830	647,562

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING REVENUES	$ 14,260	$ 29,538	$ 57,650
OPERATING EXPENSES:
Voyage Expenses	(2,835)	(807)	(1,887)
Commissions	(874)	(1,777)	(3,357)
Vessel operating expenses	(10,868)	(14,563)	(18,607)
Depreciation expense (Note 5)	(5,729)	(8,664)	(15,365)
Amortization of deferred charges (Note 8)	(988)	(915)	(1,888)
Management and other fees to a related party (Note 4)	(2,404)	(1,900)	(1,978)
General and administrative expenses	(4,443)	(4,734)	(4,494)
Provision and write-offs of insurance claims and bad debts	(1,675)	(133)	(1,250)
Gains on sale of vessel (Note 5)	0	1,561	807
Vessel impairment loss (Notes 5,6)	(12,480)	(69,998)	(26,631)
Impairment of advances for vessels under construction (Note 7)	0	(11,717)	0
Loss from operations	(28,036)	(84,109)	(17,000)
OTHER INCOME (EXPENSE):
Interest and finance costs	(2,717)	(4,003)	(4,375)
Loss on derivative instruments (Note 9)	(85)	(178)	(465)
Interest income	0	4	37
Other	(50)	90	(18)
Other expense	(2,852)	(4,087)	(4,821)
Net loss	$ (30,888)	$ (88,196)	$ (21,821)
Basic loss per share (in dollars per share)	$ (36.9)	$ (136)	$ (34.56)
Diluted loss per share (in dollars per share)	$ (36.9)	$ (136)	$ (34.56)
Basic weighted average number of shares (in shares)	837,173	648,507	631,360
Diluted weighted average number of shares (in shares)	837,173	648,507	631,360

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2009	$ 1	$ 127,080	$ 17,371	$ 144,452
Balance (in shares) at Dec. 31, 2009	649,785
Net loss	0	0	(21,821)	(21,821)
Stock compensation expense	0	559	0	559
Restricted shares forfeited	0	0	0	0
Restricted shares forfeited (in shares)	(1,000)
Balance at Dec. 31, 2010	1	127,639	(4,450)	123,190
Balance (in shares) at Dec. 31, 2010	648,785
Net loss	0	0	(88,196)	(88,196)
Stock compensation expense	0	122	0	122
Restricted shares forfeited	0	0	0	0
Restricted shares forfeited (in shares)	(1,400)
Exercise of warrants	0	3	0	3
Exercise of warrants (in shares)	177
Balance at Dec. 31, 2011	1	127,764	(92,646)	35,119
Balance (in shares) at Dec. 31, 2011	647,562
Net loss	0	0	(30,888)	(30,888)
Stock compensation expense	0	1,159	0	1,159
Restricted shares forfeited	0	0	0	0
Restricted shares forfeited (in shares)	0
Stock issued	1	2,412	0	2,413
Stock issued (in shares)	715,268
Balance at Dec. 31, 2012	$ 2	$ 131,335	$ (123,534)	$ 7,803
Balance (in shares) at Dec. 31, 2012	1,362,830

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities:
Net loss	$ (30,888)	$ (88,196)	$ (21,821)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities
Depreciation (Note 5)	5,729	8,664	15,365
Amortization of deferred financing fees (Note 8)	555	176	211
Amortization of deferred dry-docking and special survey costs (Note 8)	988	915	1,888
Provision and write-offs of insurance claims and bad debts	1,675	133	1,250
Stock compensation cost (Notes 4,14)	1,159	122	559
Write off of deferred financing fees (Note 8)	191	100	0
Change in fair value of derivatives (Note 9)	(314)	(361)	(129)
Amortization of deferred revenue	0	(136)	(1,034)
Gain on sale of vessel (Note 5)	0	(1,561)	(807)
Vessel impairment loss	12,480	69,998	26,631
Write-off of advances for vessels under construction (Note 7)	0	11,717	0
Changes in operating assets and liabilities:
-Trade receivables	419	(1,300)	(490)
-Insurance claims	351	(494)	4,992
-Due from related party	217	722	125
-Inventories	82	568	(570)
-Prepayments and other	111	(110)	382
-Accounts payable	5,849	3,636	(3,164)
-Accrued liabilities	937	670	(133)
-Unearned revenue	(12)	(214)	14
-Due to related party	2,050	(14)	80
Dry-docking and special survey costs paid (Note 8)	0	(192)	(2,547)
(Increase) decrease of deferred charges (Note 8)	(3,303)	0	0
Dry-docking and special survey costs for vessels held for sale (Note 8)	(301)	(373)	0
Net Cash (used in) provided by Operating Activities	(2,025)	4,470	20,802
Cash flows from Investing Activities:
Advances for vessels under construction (Note 7)	0	(6,052)	(5,665)
Proceeds from sale of vessel, net	0	24,474	2,846
Net Cash provided by (used in) Investing Activities	0	18,422	(2,819)
Cash flows from Financing Activities:
Decrease (increase) in restricted cash	1,125	5,255	(3,130)
Proceeds from note (Note 15)	250	0	0
Payments of bank loans	(40)	(31,513)	(17,500)
Proceeds from issuance of common stock	388	0	0
Exercise of warrants (Note 12)	0	3	0
Net Cash provided by (used in) Financing Activities	1,723	(26,255)	(20,630)
Net decrease in cash and cash equivalents	(302)	(3,363)	(2,647)
Cash and cash equivalents, beginning of year	331	3,694	6,341
Cash and cash equivalents, end of year	29	331	3,694
Supplemental Cash Flow Information:
Cash paid for interest	1,089	2,938	4,017
Cash paid for taxes	0	0	0
Non-Cash Operating Activities:
Shares issued to settle fees owed to the Manager	$ 2,040	$ 0	$ 0

Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2012
Basis of Presentation and General Information and Significant Accounting Policies [Abstract]
Basis of Presentation and General Information
1.	Basis of Presentation and General Information

The accompanying consolidated financial statements include the accounts of FreeSeas Inc. and its wholly owned subsidiaries (collectively, the “Company” or “FreeSeas”). FreeSeas, formerly known as Adventure Holdings S.A., was incorporated in the Marshall Islands on April 23, 2004 for the purpose of being the ultimate holding company of ship-owning companies. The management of FreeSeas’ vessels is performed by Free Bulkers S.A. (the “Manager”), a Marshall Islands company that is controlled by the Chief Executive Officer of FreeSeas (see Note 4).

All share-related and per share information in the notes have been adjusted to give effect to the one share for five share reverse stock split that was effective on October 1, 2010 and the one share for ten share reverse stock split that was effective on February 14, 2013.

During the year ended December 31, 2012, the Company owned and operated six Handysize dry bulk carriers and one Handymax dry bulk carrier. As of December 31, 2012, FreeSeas is the sole owner of all outstanding shares of the following subsidiaries:

Company	% Owned	M/V	Type	Dwt	Year Built/ Expected Year of Delivery	Date of Acquisition	Date of Disposal	Date of Contract Termination

Adventure Two S.A.	100%	Free Destiny	Handysize	25,240	1982	08/04/04	08/27/10	N/A

Adventure Three S.A.	100%	Free Envoy	Handysize	26,318	1984	09/29/04	05/13/11	N/A

Adventure Four S.A.	100%	Free Fighter	Handysize	38,905	1982	06/14/05	04/27/07	N/A

Adventure Five S.A.	100%	Free Goddess	Handysize	22,051	1995	10/30/07	N/A	N/A

Adventure Six S.A.	100%	Free Hero	Handysize	24,318	1995	07/03/07	N/A	N/A

Adventure Seven S.A.	100%	Free Knight	Handysize	24,111	1998	03/19/08	N/A	N/A

Adventure Eight S.A.	100%	Free Jupiter	Handymax	47,777	2002	09/05/07	N/A	N/A

Adventure Nine S.A.	100%	Free Impala	Handysize	24,111	1997	04/02/08	N/A	N/A

Adventure Ten S.A.	100%	Free Lady	Handymax	50,246	2003	07/07/08	11/08/11	N/A

Adventure Eleven S.A.	100%	Free Maverick	Handysize	23,994	1998	09/01/08	N/A	N/A

Adventure Twelve S.A.	100%	Free Neptune	Handysize	30,838	1996	08/25/09	N/A	N/A

Adventure Fourteen S.A.	100%	Hull 1	Handysize	33,600	2012	N/A	N/A	04/28/12

Adventure Fifteen S.A.	100%	Hull 2	Handysize	33,600	2012	N/A	N/A	06/04/12

Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Basis of Presentation and General Information and Significant Accounting Policies [Abstract]
Significant Accounting Policies
2.	Significant Accounting Policies

a) Principles of Consolidation: The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (or “U.S. GAAP”) and include in each of the three years in the period ended December 31, 2012 the accounts and operating results of the Company and its wholly-owned subsidiaries referred to in Note 1 above. All inter-company balances and transactions have been eliminated upon consolidation. FreeSeas as the holding company determines whether it has a controlling financial interest in an entity by first evaluating whether the entity is a voting interest entity or a variable interest entity. Under ASC 810 “Consolidation” a voting interest entity is an entity in which the total equity investment at risk is sufficient to enable the entity to finance itself independently and provides the equity holders with the obligation to absorb losses, the right to receive residual returns and the right to make financial and operating decisions. The holding company consolidates voting interest entities in which it owns all, or at least a majority (generally, greater than 50%) of the voting interest. Variable interest entities (“VIE”) are entities as defined under ASC 810 that in general either do not have equity investors with voting rights or that have equity investors that do not provide sufficient financial resources for the entity to support its activities. The determination of whether a reporting entity is required to consolidate another entity is based on, among other things, the other entity’s design and purpose and the reporting entity’s power, through voting or similar rights, to direct the activities of the other entity that most significantly impact the other entity’s economic performance. A controlling financial interest in a VIE is present when a company has the obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE, or both. Only one reporting entity, known as the primary beneficiary, is expected to be identified as having a controlling financial interest and thus is required to consolidate the VIE. The Company evaluates all arrangements that may include a variable interest in an entity to determine if it may be the primary beneficiary, and would be required to include assets, liabilities and operations of a VIE in its consolidated financial statements. As of December 31, 2012 and 2011, no such interest existed.

b) Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

c) Concentration of Credit Risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents, trade accounts receivable, insurance claims, prepayments and advances, and derivative contracts (interest rate swaps). The Company places its cash and cash equivalents, consisting mostly of deposits, with high credit qualified financial institutions. The Company monitors the credit risk regarding charterer’s turnover in order to review its reliance on individual charterers. The Company does not obtain rights to collateral to reduce its credit risk. The Company is exposed to credit risk in the event of non-performance by counter parties to derivative instruments; however, the Company limits its exposure by diversifying among counter parties with high credit ratings. Credit risk with respect to trade account receivable is considered high due to the fact that the Company’s total income is derived from a few charterers. For the year ended December 31, 2012, one charterer individually accounted for more than 10% of the Company’s voyage revenues, one charterer individually accounted for more than 10% of the Company’s voyage revenues for the year ended December 31, 2011, and three charterers individually accounted for more than 10% of the Company’s voyage revenues for the year ended December 31, 2010 as follows:

Charterer	2012	2011	2010
A	22%	33%	12%
B	Less than 10%	Less than 10%	14%
C	Less than 10%	Less than 10%	16%

d) Foreign Currency Translation: The functional currency of the Company is the U.S. Dollar because the Company’s vessels operate in international shipping markets, and therefore primarily transact business in U.S. Dollars. The Company’s accounting records are maintained in U.S. Dollars. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet date, monetary assets and liabilities, which are denominated in other currencies, are translated into U.S. Dollars at the year-end exchange rates. Resulting gains or losses are included in other income/loss in the accompanying consolidated statements of operations.

e) Cash and Cash Equivalents: The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents.

f) Restricted Cash: Restricted cash includes bank deposits that are required under the Company’s borrowing arrangements to be kept as part of the security required under the respective loan agreements.

g) Trade Receivables, net: The amount shown as Trade Receivables at each balance sheet date includes receivables from charterers for hire, freight and demurrage billings, net of an allowance for doubtful debts. An estimate is made of the allowance for doubtful debts based on a review of all outstanding amounts at year end, and an allowance is made for any accounts which management believes are not recoverable.

h) Insurance Claims: Insurance claims comprise claims submitted and/or claims in the process of compilation for submission (claims pending) relating to hull and machinery or protection and indemnity insurance coverage. They are recorded as incurred on the accrual basis and represent the claimable expenses incurred, net of deductibles, the recovery of which is probable under the related insurance policies and the Company can make an estimate of the amount to be reimbursed. Any non-recoverable amounts are included in accrued liabilities and depending on their nature, are classified as operating expenses or voyage expenses in the statement of operations. The classification of insurance claims (if any) into current and non-current assets is based on management’s expectations as to their collection dates.

i) Inventories: Inventories, which are comprised of bunkers and lubricants remaining on board of the vessels at year end, are valued at the lower of cost, as determined on a first-in, first-out basis, or market.

j) Advances for vessels under construction: This account includes milestone payments relating to the shipbuilding contracts with the shipyard, and various pre-purchase costs and expenses for which the recognition criteria are met.

k) Vessels’ Cost: Vessels are stated at cost, which consists of the contract purchase price and any material expenses incurred upon acquisition (initial repairs, improvements, delivery expenses and other expenditures to prepare the vessel for her initial voyage). Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels. Otherwise, these expenditures are charged to expense as incurred.

l) Vessels’ Depreciation: The cost of the Company’s vessels is depreciated on a straight-line basis over the vessels’ remaining economic useful lives from the acquisition date, after considering the estimated residual value (vessel’s residual value is equal to the product of its lightweight tonnage and estimated scrap rate). Effective April 1, 2009, and following management’s reassessment of the useful lives of the Company’s assets, the fleets useful life was increased from 27 to 28 years since the date of initial delivery from the shipyard. Management’s estimate was based on the current vessels’ operating condition, as well as the conditions prevailing in the market for the same type of vessels.

m) Vessels held for sale: It is the Company’s policy to dispose of vessels when suitable opportunities arise and not necessarily to keep them until the end of their useful life. The Company classifies assets and disposal groups of assets as being held for sale in accordance with ASC 360, “Property, Plant and Equipment,” when the following criteria are met: (i) management possessing the necessary authority has committed to a plan to sell the asset; (ii) the asset is immediately available for sale on an “as is” basis; (iii) an active program to find the buyer and other actions required to execute the plan to sell the asset have been initiated; (iv) the sale of the asset is probable, and transfer of the asset is expected to qualify for recognition as a completed sale within one year; (v) the asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value and (vi) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. Long-lived assets or disposal groups classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. These assets are not depreciated once they meet the criteria to be held for sale and are classified in current assets on the consolidated balance sheet.

n) Impairment of Long-lived Assets: The Company follows the guidance under ASC 360, “Property, Plant and Equipment,” which addresses financial accounting and reporting for the impairment or disposal of long-lived assets. The standard requires that, long-lived assets and certain identifiable intangibles held and used or disposed of by an entity be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. When the estimate of undiscounted cash flows, excluding interest charges, expected to be generated by the use of the asset is less than its carrying amount, the Company should evaluate the asset for an impairment loss. Measurement of the impairment loss is based on the fair value of the asset which is determined based on management estimates and assumptions and by making use of available market data. The fair values are determined through Level 2 inputs of the fair value hierarchy as defined in ASC 820 “Fair value measurements and disclosures” and are derived principally from or by corroborated or observable market data. Inputs, considered by management in determining the fair value, include independent broker’s valuations, FFA indices, average charter hire rates and other market observable data that allow value to be determined. The Company evaluates the carrying amounts and periods over which long-lived assets are depreciated to determine if events have occurred which would require modification to their carrying values or useful lives. In evaluating useful lives and carrying values of long-lived assets, management reviews certain indicators of potential impairment, such as future undiscounted net operating cash flows, vessel sales and purchases, business plans and overall market conditions. In performing the recoverability tests the Company determines future undiscounted net operating cash flows for each vessel and compares it to the vessel’s carrying value. The future undiscounted net operating cash flows are determined by considering the Company’s alternative courses of action, estimated vessel’s utilization, its scrap value, the charter revenues from existing time charters for the fixed fleet days and an estimated daily time charter equivalent for the unfixed days over the remaining estimated useful life of the vessel, net of vessel operating expenses adjusted for inflation, and cost of scheduled major maintenance. When the Company’s estimate of future undiscounted net operating cash flows for any vessel is lower than the vessel’s carrying value, the carrying value is written down, by recording a charge to operations, to the vessel’s fair market value.

As of December 31, 2012, the Company performed an impairment assessment of its long-lived assets by comparing the undiscounted net operating cash flows for each vessel to its respective carrying value. The significant factors and assumptions the Company used in each future undiscounted net operating cash flow analysis included, among others, operating revenues, commissions, off-hire days, dry-docking costs, operating expenses and management fee estimates. Revenue assumptions were based on contracted time charter rates up to the end of life of the current contract of each vessel as well as Forward Freight Agreements (FFAs) and market historical average time charter rates for the remaining life of the vessel after the completion of the current contracts. In addition, the Company used an annual operating expenses escalation factor and an estimate of off hire days. All estimates used and assumptions made were in accordance with the Company’s internal budgets and historical experience of the shipping industry. The Company’s assessment concluded that for vessels that are intended to be held and used no impairment existed as of December 31, 2012, as the future undiscounted net operating cash flows per vessel exceeded the carrying value of each vessel. For the vessels for which alternative courses of action (including their sale) are under consideration, an impairment charge of $12,480 was recognized in 2012 and reflected in the accompanying consolidated statement of operations. (see Notes 5 and 6)

o) Accounting for Special Survey and Dry-docking Costs: The Company follows the deferral method of accounting for special survey and dry-docking costs, whereby actual costs incurred are deferred and are amortized over periods of five and two and a half years, respectively. If special survey or dry-docking is performed prior to the scheduled date, the remaining unamortized balances are immediately written-off. In the accompanying financial statements, costs deferred are presented on a consistent basis and are limited to actual costs incurred at the yard, paints, class renewal expenses, and parts used in the dry docking or special survey. Indirect costs and/or costs related to ordinary maintenance, carried out while at dry dock, are expensed when incurred as they do not provide any future economic benefit. Unamortized dry-docking and special survey costs of vessels that are sold are written off at the time of the respective vessels’ sale and are included in the calculation of the resulting gain or loss from such sale.

p) Financing Costs: Fees incurred for obtaining new loans are deferred and amortized over the loans’ respective repayment periods, using the effective interest rate method. These charges are included in the balance sheet line item Deferred Charges. Any unamortized balance of costs relating to loans repaid or refinanced is expensed in the period the repayment or refinancing is made, if the refinancing is deemed to be a debt extinguishment under the provision of ASC 470-50 “Debt: Modifications and Extinguishments.”

q) Unearned Revenue: Unearned revenue includes cash received prior to the balance sheet date and is related to revenue earned after such date. These amounts are recognized as revenue over the voyage or charter period.

r) Interest Rate Swaps: The Company uses interest rate swaps to manage net exposure to interest rate changes related to its borrowings. Such swap agreements, designated as “economic hedges” are recorded at fair value with changes in the derivatives’ fair value recognized in earnings unless specific hedge accounting criteria are met. During the years ended December 31, 2010, 2011 and 2012, there was no derivative transaction meeting such hedge accounting criteria; therefore the change in their fair value is recognized in earnings.

s) Financial Instruments: The principal financial assets of the Company consist of cash and cash equivalents and restricted cash, trade receivables (net of allowance), insurance claims, prepayments and advances. The principal financial liabilities of the Company consist of accounts payable, accrued liabilities, deferred revenue, long-term debt, and interest-rate swaps. The carrying amounts reflected in the accompanying consolidated balance sheets of financial assets and liabilities, approximate their respective fair values.

t) Fair Value Measurements: The Company follows the provisions of ASC 820, “Fair Value Measurements and Disclosures” which defines, and provides guidance as to the measurement of, fair value. ASC 820 creates a hierarchy of measurement and indicates that, when possible, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The fair value hierarchy gives the highest priority (Level 1) to quoted prices in active markets and the lowest priority (Level 3) to unobservable data, for example, the reporting entity’s own data. Under the standard, fair value measurements are separately disclosed by level within the fair value hierarchy. ASC 820 applies when assets or liabilities in the financial statements are to be measured at fair value, but does not require additional use of fair value beyond the requirements in other accounting principles.

u) Fair value option: In February, 2007, the FASB issued ASC 825, “Financial Instruments,” which permits companies to report certain financial assets and financial liabilities at fair value. ASC 825 was effective for the Company as of January 1, 2008 at which time the Company could elect to apply the standard prospectively and measure certain financial instruments at fair value. The Company evaluated the guidance contained in ASC 825 and elected not to report any existing financial assets or liabilities at fair value that are not already reported at fair value, therefore the adoption of the statement had no impact on its financial position and results of operations. The Company retains the ability to elect the fair value option for certain future assets and liabilities acquired under this pronouncement.

v) Accounting for Revenue and Expenses: Revenue is recorded when services are rendered, the Company has a signed charter agreement or other evidence of an arrangement, the price is fixed or determinable, and collection is reasonably assured. A voyage charter involves the carriage of a specific amount and type of cargo from specific load port(s) to specific discharge port(s), subject to various cargo handling terms, in return for payment of an agreed upon freight rate per ton of cargo. A time charter involves placing a vessel at the charterers’ disposal for a period of time during which the charterer uses the vessel in return for the payment of a specified daily hire rate. Short period charters for less than three months are referred to as spot charters. Time charters extending three months to a year are generally referred to as medium term charters. All other time charters are considered long term. Voyage revenues for the transportation of cargo are recognized ratably over the estimated relative transit time of each voyage. A voyage is deemed to commence when a vessel is available for loading of its next fixed cargo and is deemed to end upon the completion of the discharge of the current cargo. Revenues from time chartering of vessels are accounted for as operating leases and are thus recognized on a straight line basis as the average revenue over the rental periods of such charter agreements, as service is provided. Voyage expenses, primarily consisting of port, canal and bunker expenses that are unique to a particular charter, are paid for by the charterer under time charter arrangements or by the Company under voyage charter arrangements, except for commissions, which are always paid for by the Company, regardless of charter type. All voyage and vessel operating expenses are expensed as incurred, except for commissions. Commissions are deferred over the related voyage charter period to the extent revenue has been deferred since commissions are earned as the Company’s revenues are earned. Probable losses on voyages in progress are provided for in full at the time such losses can be estimated.

w) Profit Sharing Arrangements: From time to time, the Company has entered into profit sharing arrangements with its charterers, whereby the Company may have received additional income at an agreed percentage of net earnings earned by such charterer, where those earnings are over the base rate of hire and settled periodically during the term of the charter agreement. Revenues generated from the profit sharing arrangements are recorded in the period they are earned.

x) Repairs and Maintenance: All repair and maintenance expenses, including major overhauling and underwater inspection expenses, are charged against income as incurred and are included in vessel operating expenses in the accompanying consolidated statements of operations.

y) Stock-Based Compensation: Following the provisions of ASC 718, “Compensation- Stock Compensation” the Company recognizes all share-based payments to employees, including grants of employee stock options, in the consolidated statements of operations based on their fair values on the grant date. Compensation cost on stock based awards with graded vesting is recognized on an accelerated basis as though each separately vesting portion of the award was in substance, a separate award.

z) Earnings/(Losses) per Share: Basic earnings/(losses) per share are computed by dividing net income (loss) by the weighted average number of common shares outstanding during the periods presented. Diluted earnings per share reflect the potential dilution that would occur if securities or other contracts to issue common stock were exercised. Dilution has been computed by the treasury stock method whereby all of the Company’s dilutive securities (warrants, options and restricted shares) are assumed to be exercised and the proceeds used to repurchase common shares at the weighted average market price of the Company’s common stock during the relevant periods. The incremental shares (the difference between the number of shares assumed issued and the number of shares assumed purchased) are included in the denominator of the diluted earnings/(losses) per share computation unless such inclusion would be anti-dilutive.

aa) Segment Reporting: The Company reports financial information and evaluates its operations by total charter revenues. The Company does not have discrete financial information to evaluate the operating results for each type of charter. Although revenue can be identified for these types of charters, management does not identify expenses, profitability or other financial information for these charters. As a result, management, including the chief operating decision makers, review operating results solely by revenue per day and operating results of the fleet and thus the Company has determined that it operates under one reportable segment. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographic information is impracticable.

bb) Subsequent Events: The Company evaluates subsequent events or transactions up to the date in which the financial statements are issued according to the requirements of ASC 855.

cc) Recent Accounting Pronouncements:

Fair Value

In May 2011, the FASB issued new guidance for fair value measurements intended to achieve common fair value measurement and disclosure requirements in U.S. GAAP and International Financial Reporting Standards. The amended guidance provides a consistent definition of fair value to ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and International Financial Reporting Standards. The amended guidance changes certain fair value measurement principles and enhances the disclosure requirements, particularly for Level 3 fair value measurements. The amended guidance was effective for the Company beginning January 1, 2012. The adoption of the new guidance for fair value measurements had no effect on the Company’s consolidated financial statements.

Comprehensive Income

In June 2011, the FASB issued ASU 2011-05 Comprehensive Income (Topic 220): Presentation of Comprehensive Income. Under the amendments to Topic 220, Comprehensive Income, in this Update, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. This update eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The amendments in this update do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. ASU is effective for the fiscal years beginning after December 15, 2011. The Company follows the provisions of ASC 220, “Comprehensive Income,” which requires separate presentation of certain transactions, which are recorded directly as components of stockholders’ equity. The provisions of ASU 2011-05 had no effect on the Company’s consolidated financial statements. In December 2011, the FASB issued ASU 2011-11, “Balance Sheet (Topic 210): Disclosures about offsetting Assets and Liabilities”. The objective of this update is to provide enhanced disclosures that will enable financial statements’ users to evaluate the effect or potential effect of netting arrangements on an entity’s financial position. This includes the effect or potential effect of rights of setoff associated with an entity’s recognized assets and recognized liabilities within the scope of this ASU. The amendments require enhanced disclosures by requiring improved information about financial instruments and derivative instruments that are either (1) offset in accordance with either Section 210-20-45 or Section 815-10-45 or (2) subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with either Section 210-20-45 or Section 815-10-45. The amendments in this update are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The provisions of ASU 2011-11 are not expected to have a material impact on the Company’s consolidated financial statements.

In December 2011, FASB issued an Accounting Standards Update for balance sheet, which contains new disclosure requirements regarding the nature of an entity's rights of offset and related arrangements associated with its financial instruments and derivative instruments. Under U.S. GAAP, certain derivative and repurchase agreement arrangements are granted exceptions from the general off-setting model. The new disclosure requirement will provide financial statement users information regarding both gross and net exposures. This guidance is effective for annual and interim financial statements beginning on or after January 1, 2013. Retrospective application is required. The Company does not expect a material impact on the Company’s consolidated financial statements as a result of the adoption of this standard.

In July 2012, the FASB released an Accounting Standards Update for Intangibles-Goodwill and Other, Testing Indefinite-Lived Intangible Assets for Impairment. The ASU gives companies the option to perform a qualitative assessment before calculating the fair value of the indefinite-lived intangible asset. Under the guidance, if this option is selected, a company is not required to calculate the fair value of the indefinite-lived intangible unless the entity determines it is more likely than not that its fair value is less than its carrying amount. The provisions are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, but early adoption is permitted. The Company’s adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

In February 2013, the FASB issued new accounting guidance that improves the reporting of reclassifications out of accumulated other comprehensive income. This new guidance requires entities to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income when applicable or to cross-reference the reclassifications with other disclosures that provide additional detail about the reclassifications made when the reclassifications are not made to net income. The new standard is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2012. The Company does not expect this guidance to have a material impact on the Company’s consolidated financial statements.

Going Concern	12 Months Ended
Dec. 31, 2012
Going Concern [Abstract]
Going Concern
3.	Going Concern

As a result of the historically low charter rates for drybulk vessels which have been affecting the Company for over three years, and the resulting material adverse impact on Company’ results from operations, the accompanying consolidated financial statements have been prepared on a going concern basis. Based on the Company’s cash flow projections for 2013, cash on hand will not be sufficient to cover scheduled debt repayments as of December 31, 2012 and operating expenses and capital expenditure requirements for at least twelve months from the balance sheet date. The Company has incurred net losses of $30,888, $88,196 and $21,821 during the years ended December 31, 2012, 2011 and 2010, respectively. As of December 31, 2012 and 2011, the Company had working capital deficits of $70,973 and $47,186, respectively. All of the above raises substantial doubt regarding the Company’s ability to continue as a going concern. Management plans to continue to provide for its capital requirements by issuing additional equity securities and debt in addition to executing their business plan. The Company’s ability to continue as a going concern is dependent upon its ability to obtain the necessary financing to meet its obligations and repay its liabilities arising from the normal course of business operations when they come due and to generate profitable operations in the future.

In addition, the Company has undertaken negotiations with each of its lenders to restructure its debt repayments. On May 31, 2012, the Company and Credit Suisse entered into a Sixth Supplemental Agreement to its Facility Agreement with Credit Suisse, which provided for, among other things, a deferral of principal payments until March 31, 2014 (Note 10). On September 7, 2012, the Company entered into an amended and restated facility with Deutsche Bank, which provides for, among other things, a reduction in and deferral of the balloon payment due on facility B from November 2012 to December 2015, a reduction in the amount of principal repayment and amendments to the financial covenants (Note 10).

In February, March, April, November and December 2012, the Company received notifications from First Business Bank S.A. (FBB) that the Company is in default under its loan agreement as a result of the breach of certain covenants and the failure to pay principal and interest due under the loan agreement. Although the Company is seeking and will continue to seek waivers to certain covenants from FBB, and continues negotiations to restructure its debt, it is uncertain that it will be able to succeed as this is currently subject to the agreement of the bank. The Company is in discussions with the bank to permanently amend the amortization schedule and resolve the foregoing defaults. Also the Company did not pay the monthly repayments of $20 for each of Facility A and Facility B with Deutsche Bank along with accrued interest due in October, November and December 2012. The Company is in discussions with Deutsche Bank to reach a mutually beneficial agreement.

The Company is currently exploring several alternatives aiming to manage its working capital requirements and other commitments if current market charter hire rates remain at current low levels, including completion of the negotiations for the restructuring of its loan with FBB, offerings of common stock through a Standby Equity Distribution Agreement and an Equity Line Facility, (please see Note 17 “Subsequent events” for recent developments), disposition of certain vessels in its current fleet and additional reductions in operating and other costs.

Generally accepted accounting principles require that long-term debt be classified as a current liability when a covenant violation gives the lender the right to call the debt at the balance sheet date, absent a waiver. As a result of the cross default provisions in the Company’s loan agreements, actual breaches existing under its credit facility with FBB could result in defaults under all of the Company’s affected debt and the acceleration of such debt by its lender. Accordingly, as of December 31, 2012, the Company was required to reclassify its long term debt and derivative financial instrument liability (interest rate swaps) as current liabilities on its consolidated balance sheet since the Company had not received waivers in respect of the breaches discussed above at such time.

The consolidated financial statements as of December 31, 2012, were prepared assuming that the Company would continue as a going concern. Accordingly, the financial statements did not include any adjustments relating to the recoverability and classification of recorded asset amounts, the amounts and classification of liabilities, or any other adjustments that might result in the event the Company is unable to continue as a going concern, except for the current classification of debt and derivative financial instrument liability.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions
4.	Related Party Transactions

Manager

All vessels owned by the Company receive management services from the Manager, pursuant to ship management agreements between each of the ship-owning companies and the Manager.

In June 2011, each of the ship-owning subsidiaries entered into an amended and restated management agreement and the Company entered into a services agreement with the Manager pursuant to which the monthly technical management fee increased from $16.5 to $18.975 and the monthly services fee increased from $118.5 to $136.275, respectively, effective June 1, 2011. In addition, in connection with the relocation of the Company’s offices in June 2011, the Company entered into an agreement with the Manager pursuant to which the Company agreed to pay the Manager 65% of the rental due for the office space, commencing June 2011, and 65% of the apportioned common expenses and maintenance expenses.

In addition, based on the amended services agreement the Company reimbursed the Manager with the lump sum of $144 (equivalent of Euro 100) for the expenses incurred in relation to the relocation of the Manager’s offices and early termination cost for previous lease agreement. This compensation is included in “General and Administrative Expenses” in the accompanying consolidated statement of operations.

Each of the Company’s ship-owning subsidiaries pays, as per its management agreement with the Manager, monthly technical management fee of $18.975 (on the basis that the $/Euro exchange rate is 1.30 or lower; if on the first business day of each month the $/Euro exchange rate exceeds 1.30 then the management fee payable will be increased for the month in question, so that the amount payable in $ will be the equivalent in Euro based on 1.30 $/Euro exchange rate) plus a fee of $0.4 per day for superintendant attendance and other direct expenses.

The Company also pays the Manager a fee equal to 1.25% of the gross freight or hire from the employment of FreeSeas’ vessels. The Manager has subcontracted the charter and post charter management of the Company’s vessels and pays the 1.25% of the gross freight or hire from the employment of the vessels to Safbulk Pty Ltd (“Safbulk”), an entity affiliated with one of the Company’s shareholders. Such sub-management agreement was terminated in March 2012 and the Manager has commenced the provision of the commercial management of the Company’s fleet. In addition, the Company pays a 1% commission on the gross purchase price of any new vessel acquired or the gross sale price of any vessel sold by the Company with the assistance of the Manager. During the year ended December 31, 2012, there were no vessel disposals. During the year ended December 31, 2011, the Company paid the Manager $261 relating to the sale of the M/V Free Envoy and M/V Free Lady (Note 5). In addition, the Company has incurred commission expenses relating to its commercial agreement with the Manager amounting to $174, $371 and $728 for the years ended December 31, 2012, 2011 and 2010 respectively, included in “Commissions” in the accompanying consolidated statements of operations.

The Company also pays, as per its services agreement with the Manager, a monthly fee of $136.275, (on the basis that the $/Euro exchange rate is 1.35 or lower; if on the last business day of each month the $/Euro exchange rate exceeds 1.35 then the service fee payable will be adjusted for the following month in question, so that the amount payable in dollars will be the equivalent in Euro based on 1.35 $/Euro exchange rate) as compensation for services related to accounting, financial reporting and general administrative and management services plus expenses. The Manager is entitled to a termination fee if the agreement is terminated upon a “change of control” as defined in its services agreement with the Manager. The termination fee as of December 31, 2012 would be approximately $89,020. In connection with the shares to be issued to the Manager in payment of unpaid management and services fees, described below, the Manager has waived its right to terminate the services agreement and receive such termination fee.

On April 23, 2012, the Company’s Board of Directors approved the issuance of 166,069 shares of the Company's common stock to the Manager in payment of the $926 in unpaid fees due to the Manager for the first quarter of 2012 under the management and services agreements with the Company. The number of shares issued to the Manager was based on the closing prices of the Company's common stock on the first day of each month during the quarter, which are the dates the management and services fees were due and payable. The Board also approved the issuance of an aggregate of 19,964 shares of the Company's common stock to the non-executive members of its Board of Directors in payment of $31 per person in unpaid Board fees for the last three quarters of 2011. The aggregate number of shares issued to the directors was based on the closing prices of the Company's common stock on the last day of each of the last three quarters of 2011, which are the dates that the Board fees were due and payable. All of the foregoing shares will be restricted shares under applicable U.S. securities laws.

On October 3, 2012, the Company’s Board of Directors approved the issuance of 219,650 shares of the Company's common stock to the Manager in payment of the $807 in unpaid fees due to the Manager for the third quarter of 2012 under the management and services agreements with the Company. The number of shares issued to the Manager was based on the closing prices of the Company’s common stock on the first day of each month during the quarter, which are the dates the management and services fees were due and payable. The Board also approved the issuance of an aggregate of 32,679 shares of the Company’s common stock to the non-executive members of its Board of Directors in payment of $152 in unpaid Board fees for the first, second and third quarter of 2012. The aggregate number of shares issued to the directors was based on the closing prices of the Company's common stock on the last day of each of the three quarters of 2012, which are the dates that the Board fees were due and payable. All of the foregoing shares will be restricted shares under applicable U.S. securities laws.

On January 18, 2013, the Company’s’ Board of Directors approved the issuance of an additional 641,639 shares of the Company’s common stock to the Manager in payment of $809 in unpaid fees due to the Manager for November and December 2012 and January 2013 under the management and services agreements with the Company. The number of shares to be issued to the Manager was based on the closing prices of the Company's common stock on the first day of each month, which are the dates the management and services fees were due and payable. The Board also approved the issuance of an aggregate of 53,020 shares of the Company’s common stock to its non-executive directors in payment of $48 in unpaid Board fees for the fourth quarter of 2012. The aggregate number of shares to be issued to the directors was based on the closing price of the Company’s common stock on the last day of the fourth quarter of 2012, which is the date that the Board fees were due and payable. All of the foregoing shares will be restricted shares under applicable U.S. securities laws (Note 17).

Fees and expenses charged by the Manager are included in the accompanying consolidated financial statements in “Management and other fees to a related party,” “General and administrative expenses,” “Operating expenses,” “Gain on sale of vessel”, “Vessel impairment loss”, “Advances for vessels under construction” and “Write-off of advances for vessels under construction”. The total amounts charged for the year ended December 31, 2012, 2011 and 2010 amounted to $4,560 ($2,404 of management fees, $1,985 of services fees, $134 of superintendent fees and $37 for other expenses), $4,451 ($1,900 of management fees, $1,609 of services fees, $146 of superintendent fees, $144 for compensation of relocation expenses, $179 for other expenses and $473 for management fees and supervision expenses for vessels under construction), and $3,826 ($1,978 of management fees, $1,439 of services fees, $178 of superintendent fees, $117 for other expenses and $114 for management fees and supervision expenses for vessels under construction), respectively.

The “Management and other fees to a related party” and the “General and administrative expenses” for the year ended December 31, 2012 include the net amount of $1,037 recognized as stock-based compensation expense (the amount of $1,442 recognized as stock-based compensation expense netted by the amount of $405 recognized as gain) for the issuance of the aggregate 385,719 shares of the Company's common stock to the Manager and the issuance of the aggregate 52,643 shares of the Company’s common stock to the non-executive members of its Board of Directors. As well, the above mentioned stock-based compensation expense includes the compensation recognized for the approved issuance (on January 18, 2013) of 355,890 additional common shares to the Manager in payment of $538 in unpaid fees due to the Manager for November and December 2012 and in payment of $48 in unpaid Board fees for the fourth quarter of 2012 (Note 17).

On December 31, 2009, the Company’s Board of Directors awarded 25,500 restricted shares, as adjusted to reflect the reverse stock split effective February 14, 2013, to its non-executive directors, executive officers and certain of Manager’s employees. Of the remaining 12,000 unvested restricted shares, 7,000 vested on December 31, 2012 and 5,000 will vest on December 31, 2013 pursuant to the Company’s equity incentive plan (Note 14).The cost of these shares is amortized over their vesting period and is included in “General and administrative expenses” in the accompanying consolidated statements of operations.

The balance due from the Manager as of December 31, 2012 and 2011 was $346 and $563, respectively. The amount paid to the Manager for office space during the year ended December 31, 2012, 2011 and 2010 was $143, $178 and $204, respectively and is included in “General and administrative expenses” in the accompanying consolidated statements of operations.

First Business Bank (FBB)

The Company received from FBB, in which the Company’s Chairman, Chief Executive Officer and President owns a minority interest, a loan of $27,750 (Note 10) in December 2009, to refinance its then existing loan balance of $21,750 with FBB and to receive additional liquidity of up to $6,000 with a first priority mortgage over the M/V Free Impala and the M/V Free Neptune. The outstanding balance of the loan as of December 31, 2012 was $23,237. Interest charged under the loan facility for the year ended December 31, 2012, 2011 and 2010 amounts to $1,115, $812 and $893, respectively, and is included in “Interest and finance costs” in the accompanying consolidated statements of operations.

On December 23, 2011 the Company agreed by letter with FBB to defer the repayment installment of $837.5 and the interest payment of $197 both due on December 16, 2011 until the next repayment date March 16, 2012. In addition, the bank granted a waiver to the security value covenant and the financial covenants and their testing has been waived until March 16, 2012. On March 23, 2012, the Company received a notice from FBB according to which failure to (i) pay the $1,675 repayment installment due in March 2012 (ii) pay accrued interest and (iii) failure to pay default interest constitute an event of default. On April 12, 2012, the Company received notice from FBB according to which along with the previously mentioned events, failure to make periodic monthly installments into the retention account since September 2011 and violation of loan to value covenant constitute events of default and notifies the Company that if remedy of all of the above is not made up to April 20, 2012, FBB will take whatever action is open to them. The Company has not either paid the installment of $837.5 which was due on June 18, 2012 or the accrued interest. On July 11, August 22, November 28 and December 19, 2012, the Company received notices from FBB, according to which failure to (i) pay the $4,188 repayment installment due in December 2012, (ii) pay accrued interest and (iii) failure to pay default interest constitute an event of default. The Company is in discussions to permanently amend the amortization schedule and reach an agreement on the unpaid principal and interest.

Other Related Parties

The Company, through the Manager uses from time to time a ship-brokering firm associated with family members of the Company’s Chairman, Chief Executive Officer and President for certain of the charters of the Company’s fleet. During the years ended December 31, 2012, 2011 and 2010, such ship-brokering firm charged the Company commissions of $43, $56 and $175, respectively, which are included in “Commissions” in the accompanying consolidated statements of operations. The balance due to the ship-brokering firm as of December 31, 2012 and 2011 was $94 and $84, respectively.

Vessels, net	12 Months Ended
Dec. 31, 2012
Vessels, Net [Abstract]
Vessels, net
5.	Vessels, net

	Vessels Cost	Accumulated Depreciation	Net Book Value
December 31, 2009	$309,816	$(39,115)	$270,701
Depreciation	—	(15,365)	(15,365)
Disposal	(7,600)	5,561	(2,039)
Vessel held for sale	(27,981)	5,472	(22,509)
Vessel impairment charge	(22,921)	5,824	(17,097)
December 31, 2010	$251,314	$(37,623)	$213,691

Depreciation	—	(8,664)	(8,664)
Disposal	(9,461)	7,279	(2,182)
Vessels held for sale	(76,302)	1,214	(75,088)
Vessel impairment charge	(62,414)	16,076	(46,338)
December 31, 2011	$103,137	$(21,718)	$81,419
Depreciation	—	(5,729)	(5,729)
December 31, 2012	$103,137	$(27,447)	$75,690

Vessel disposed during the year ended December 31, 2010.

On July 30, 2010, the Company agreed to sell the M/V Free Destiny. The vessel was delivered to the buyers on August 27, 2010 and the Company recognized a gain of $807 as a result of the sale. From the proceeds of the sale, the Company paid on November 1, 2010 an amount of $2,700 constituting prepayment towards the Deutsche Bank (“Deutsche Bank,” formerly known as Hollandsche Bank Unie) loan facility B (Note 10).

Vessels disposed during the year ended December 31, 2011.

On May 13, 2011, the Company sold the M/V Free Envoy for a sale price of $4,200 and recognized a gain of $1,561 as a result of the sale. From the net proceeds of the sale, the Company paid on May 13, 2011 an amount of $3,700 constituting prepayment towards the Deutsche Bank Nederland loan facility B. According to the loan terms, all future installments have been reduced to nil until the balloon payment due in November 2012 (Note 10).

As a result of the fourth supplemental agreement, the Company entered into with Credit Suisse on July 15, 2011(Note 10), the Company committed to a plan for sale of the vessels M/V Free Jupiter and M/ V Free Lady.

Thus Company assessed for recoverability the carrying value of M/V Free Jupiter and M/V Free Lady, including unamortized deferred dry docking costs of $177, due to their expected sale. In performing its assessment, the Company compared the carrying value of the vessels with their estimated fair value. As a result of this assessment, the Company has recognized an impairment loss of $46,515 in the consolidated statements of operations of which $15,048 relates to the M/V Free Jupiter and $31,467 to the M/V Free Lady.

On November 8, 2011, the Company sold the M/V Free Lady, for a sale price of $21,900. From the net proceeds of the sale, the Company paid on November 8, 2011 the amount of $19,800 constituting prepayment towards the Credit Suisse loan facility (Note 10).

Vessels disposed during the year ended December 31, 2012.

During the year ended December 31, 2012, there were no vessel disposals.

The M/V Free Maverick is currently idle pending resolution in connection with dispute with creditors.

Vessels held for sale	12 Months Ended
Dec. 31, 2012
Vessels held for sale [Abstract]
Vessels held for sale
6.	Vessels held for sale

Net Book Value
December 31, 2009	$—
Additions	22,509
Vessel impairment charge	(8,903)
December 31, 2010	$13,606
Additions	75,088
Disposals	(20,503)
Drydocking costs	564
Vessel impairment charge	(23,483)
December 31, 2011	$45,272
Vessel impairment charge	(12,480)
December 31, 2012	$32,792

Vessel classified as assets held for sale during the year ended December 31, 2010.

The Company according to the provisions of ASC 360, has classified the M/V Free Hero as “held for sale” in the accompanying consolidated balance sheet for the year ended December 31, 2010 at her estimated market value less costs to sell, as all criteria required for the classification as “Held for Sale” were met at the balance sheet date. The vessel’s carrying value was adjusted to $13,606 at the date of its classification as held for sale. Furthermore subsequent to December 31, 2010, at the direction of the Company’s Board of Directors, and after obtaining the respective lenders consent (FBB), the Company initiated a plan of sale of the vessels M/V Free Neptune and M/ V Free Impala within the context of its plans to fund its working capital requirements.

The Company has individually assessed for recoverability the carrying values of each of the above vessels, including unamortized deferred dry docking costs of $631. In performing its assessment, the Company compared the carrying values of these vessels with their estimated fair values at December 31, 2010. As a result of this assessment the Company has recognized an impairment loss of $26,631 in the accompanying 2010 consolidated statement of operations, of which $17,253 relates to the M/V Free Impala and $9,378 to the M/V Free Hero. No impairment loss was recognized for the M/V Free Neptune as its fair value exceeded its carrying value.

Vessels classified as assets held for sale during the year ended December 31, 2011.

The Company according to the provisions of ASC 360, has classified the M/V Free Hero, the M/V Free Jupiter, the M/V Free Impala and the M/V Free Neptune as “held for sale” in the accompanying consolidated balance sheet for the year ended December 31, 2011 at their estimated market values less costs to sell, as all criteria required for the classification as “Held for Sale” were met at the balance sheet date. On February 28, 2011, after obtaining the respective lenders consent (FBB), the Company’s Board of Directors, approved a plan of sale of the vessels M/V Free Impala and M/V Free Neptune within the context of its plans to fund its working capital requirements as discussed in Note 3. On July 15, 2011, the Company’s Board of Directors approved a plan of sale of the vessels M/V Free Jupiter and M/V Free Lady (which was sold on November 8, 2011) as a result of the fourth supplemental agreement the Company entered into with Credit Suisse (Note 10).

Drydocking costs consists of the unamortized dry docking and special survey costs of the M/V Free Neptune which were included in “Vessels held for sale” following the vessel’s classification as held for sale in February 2011 as well as $373 relating to the cost of the drydocking and special survey performed on this vessel in November 2011.

As of December 31, 2011, the Company compared the carrying values of vessels classified as held for sale with their estimated market values less costs to sell and recognized an impairment loss of $23,483 in the accompanying consolidated statements of operations.

Vessels classified as assets held for sale during the year ended December 31, 2012.

The Company according to the provisions of ASC 360, has classified the M/V Free Hero, the M/V Free Jupiter, the M/V Free Impala and the M/V Free Neptune as “held for sale” in the accompanying consolidated balance sheet for the year ended December 31, 2012 at their estimated market values less costs to sell, as all criteria required for the classification as “Held for Sale” were met at the balance sheet date.

As of December 31, 2012, the Company compared the carrying values of vessels classified as held for sale with their estimated market values less costs to sell and recognized an impairment loss of $12,480 in the accompanying consolidated statements of operations, of which $2,880 relates to the M/V Free Hero, $3,360 to the M/V Free Jupiter, $3,360 to the M/V Free Impala and $2,880 to the M/V Free Neptune. The Company is currently continuing its attempts to sell these vessels and will sell them, whenever the conditions are considered satisfactory.

Advances for Vessels under Construction	12 Months Ended
Dec. 31, 2012
Advances for Vessels under Construction [Abstract]
Advances for Vessels under Construction
7.	Advances for Vessels under Construction

On August 17, 2010, two of the Company’s wholly owned subsidiaries entered into shipbuilding contracts with a Chinese shipyard for the construction of two drybulk vessels of approximately 33,600 dwt each for an aggregate purchase price of $49,880 including extra costs of approximately $1,080 in total.

As of December 31, 2011, the Company impaired the advances and the capitalized expenses relating to the shipbuilding contracts due to lack of financing after the cancelation of ABN AMRO financing commitment and delayed scheduled payment to the yard resulting in a default situation as per the construction contract.

Deferred Charges	12 Months Ended
Dec. 31, 2012
Deferred Costs [Abstract]
Deferred Charges
8.	Deferred Charges

	Dry Docking Costs– Non Current	Special Survey Costs – Non Current	Financing Costs- Current	Total
December 31, 2009	$753	$1,425	$817	$2,995
Additions	1,610	937	—	2,547
Write-offs	(298)	(333)	—	(631)
Amortization	(834)	(1,054)	(211)	(2,099)
December 31, 2010	$1,231	$975	$606	$2,812
Additions	172	20	—	192
Write-offs	(126)	(280)	(100)	(506)
Vessels held for sale	(124)	(67)	—	(191)
Amortization	(622)	(293)	(176)	(1,091)
December 31, 2011	$531	$355	$330	$1,216
Additions	—	—	3,303	3,303
Write-offs	—	—	(191)	(191)
Vessels held for sale	112	189	—	301
Amortization	(628)	(360)	(555)	(1,543)
December 31, 2012	$15	$184	$2,887	$3,086

Additions to financing costs in 2012 related to the amendment and restructuring fees of $1,823 and $1,480, concerning the Credit Suisse and Deutsche Bank loan facilities, respectively, both due and payable on the earlier of March 31, 2014, the date of a voluntary prepayment, or the date the loan facilities become due or are repaid in full.

Additions to deferred dry-docking and special survey costs in 2011 related to the dry docking and special survey of the M/V Free Maverick.

Unamortized deferred financing fees of $191 related to the Credit Suisse and Deutsche Bank loan facilities, were written off due to the amended and restated facilities the Company entered with Credit Suisse and Deutsche Bank Nederland, on May 31, 2012 and September 7, 2012, respectively (Note 10).

Unamortized dry docking and special survey costs of $406 related to the M/V Free Envoy and M/V Free Lady were written off upon the vessels sale in 2011 as well as $100 related to unamortized deferred financing fees of the Credit Suisse loan facility (Note 10) due to the prepayment made in 2011.

Unamortized dry docking and special survey costs of $191 related to the M/V Free Neptune were included in “Vessels held for sale” following the vessel’s classification as held for sale in February 2011.

Financial Instruments and Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Financial Instruments and Fair Value Measurements [Abstract]
Financial Instruments and Fair Value Measurements
9.	Financial Instruments and Fair Value Measurements

The Company is exposed to interest rate fluctuations associated with its variable rate borrowings and its objective is to manage the impact of such fluctuations on earnings and cash flows of its borrowings. In this respect, the Company partially uses interest rate swaps to manage net exposure to interest rate fluctuations related to its borrowings.

The Company is a party of two interest rate swap agreements which do not qualify for hedge accounting and as such, the changes in their fair values are recognized in the statement of operations. The Company makes quarterly payments to the counterparty based on decreasing notional amounts, standing at $4,340 and $2,323, respectively as of December 31, 2012 at fixed rates of 5.07% and 5.55% respectively, and the counterparty makes quarterly floating-rate payments at LIBOR to the Company based on the same decreasing notional amounts. The swaps mature in September 2015 and July 2015, respectively.

The change in the fair value of the Company’s two interest rate swaps for the years ended December 31, 2012, 2011 and 2010 resulted in unrealized gains of $314, $361 and $129, respectively. The settlements on the interest rate swaps for the years ended December 31, 2012, 2011 and 2010 resulted in realized losses of $399, $539 and $594, respectively. The total of the change in fair value and settlements for the year ended December 31, 2012, 2011 and 2010 aggregate to losses of $85, $178 and $465, respectively, which is separately reflected in “Loss on derivative instruments” in the accompanying consolidated statements of operations.

As of December 31, 2012 the Company was in breach of certain of its financial covenants relating to its loan agreement with FBB (Note 10). Thus the cross default provisions of the swap agreements would be activated and as such and in accordance with the guidance related to classification of obligations that are callable by the creditor, the Company has classified the entire long-term amount as current at December 31, 2012. In this respect the total fair value amounting to $446 is reflected in “Derivative financial instruments-current portion” in the accompanying consolidated balance sheets.

Tabular Disclosure of Derivatives Location

Derivatives are recorded in the balance sheet on a net basis by counterparty when a legal right of setoff exists. The following tables present information with respect to the fair values of derivatives reflected in the balance sheet on a gross basis by transaction. The tables also present information with respect to gains and losses on derivative positions reflected in the Statement of income.

Fair Value of Derivative Instruments

		Asset Derivatives		Liability Derivatives
		December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value

Derivatives not designated as hedging instruments

Interest rate swaps	Derivative financial instruments - current portion	$—	$—	$446	$760

	Derivative financial instruments - net of current portion	—	—	—	—

	Total derivatives	$—	$—	$446	$760

The Effect of Derivative Instruments on the Statement of Operations for the Years Ended December 31, 2012, 2011 and 2010

Derivatives Not Designated as Hedging Instruments

		Amount
Derivative	Loss Recognized on Derivative Location	2012	2011	2010
Interest rate swaps	Loss on derivative instruments	$85	$178	$465

Total		$85	$178	$465

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

•	Cash and cash equivalents, restricted cash, accounts receivable and accounts payable: The carrying values reported in the consolidated balance sheets for those financial instruments are reasonable estimates of their fair values due to their short-term nature.

•	Long-term debt: The fair values of long-term bank loans approximate the recorded values due to the variable interest rates payable.

•	Derivative financial instruments: The fair values of the Company’s derivative financial instruments equate to the amount that would be paid or received by the Company if the agreements were cancelled at the reporting date, taking into account current market data per instrument and the Company’s or counterparty’s creditworthiness, as appropriate.

The guidance for fair value measurements applies to all assets and liabilities that are being measured and reported on a fair value basis. This statement enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value be classified and disclosed in one of the following three categories:

Level 1: Unadjusted quoted market prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2: Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3: Unobservable inputs that are not corroborated by market data and that are significant to the fair value of the assets or liabilities.

The Company’s derivative financial instruments are valued using pricing models that are used to value similar instruments by market participants. Where possible, the Company verifies the values produced by its pricing models to market prices. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit spreads, measures of volatility and correlations of such inputs. The Company’s derivatives trade in liquid markets, and as such, model inputs can generally be verified and do not involve significant management judgment. Such instruments are typically classified within Level 2 of the fair value hierarchy.

The following table summarizes the valuation of liabilities measured at fair value on a recurring basis as of the valuation date:

	December 31,	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Recurring measurements:	2012	(Level 1)	(Level 2)	(Level 3)
Interest rate swap contracts	$446	$—	$446	$—

Total	$446	$—	$446	$—

The following table summarizes the valuation of assets measured at fair value on a non-recurring basis as of the valuation date:

	December 31,	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Non -Recurring measurements:	2011	(Level 1)	(Level 2)	(Level 3)
Vessels held for sale	$45,272	$—	$45,272	$—

Total	$45,272	$—	$45,272	$—

Non -Recurring measurements:	December 31, 2012	(Level 1)	(Level 2)	(Level 3)
Vessels held for sale	$32,792	$—	$32,792	$—

Total	$32,792	$—	$32,792	$—

In accordance with the provisions of relevant guidance, as of December 31, 2012, the Company compared the carrying values of the M/V Free Hero , the M/V Free Jupiter , the M/V Free Impala and the M/V Free Neptune which were classified as held for sale in the accompanying consolidated balance sheet for the year ended December 31, 2012 (Note 6), with their estimated fair market values less costs to sell and recognized an impairment loss of $12,480 in the accompanying consolidated statements of operations.

In accordance with the provisions of relevant guidance, as of December 31, 2011, the Company compared the carrying values of the M/V Free Hero , the M/V Free Jupiter , the M/V Free Impala and the M/V Free Neptune which were classified as held for sale in the accompanying consolidated balance sheet for the year ended December 31, 2011 (Note 6), with their estimated fair market values less costs to sell and recognized an impairment loss of $23,483 in the accompanying consolidated statements of operations.

Long-Term Debt	12 Months Ended
Dec. 31, 2012
Long-Term Debt [Abstract]
Long-Term Debt
10.	Long-Term Debt

Long-term debt as of December 31, 2012 and 2011 consists of the following bank loans:

	(In thousands of U.S. Dollars)
	December 31, 2012			December 31, 2011
Lender	Current Portion	Long- term portion	Total	Current portion	Long- term	Total
Deutsche Bank Nederland (a)	$14,741	$—	$14,741	$13,250	$—	$13,250
Deutsche Bank Nederland (b)	$14,741	$—	$14,741	$16,009	$—	$16,009
Credit Suisse (c)	$8,170	$—	$8,170	$19,099	$—	$19,099
Credit Suisse (d)	$8,170	$—	$8,170	$17,351	$—	$17,351
Credit Suisse (e)	$20,110	$—	$20,110	$—	$—	$—
First Business Bank (f)	$23,237	$—	$23,237	$23,237	$—	$23,237
Total	$89,169	$—	$89,169	$88,946	$—	$88,946

The remaining repayment terms of the loans outstanding as of December 31, 2012 are as follows:

Lender	Vessel	Remaining Repayment Terms
(a) Deutsche Bank	M/V Free Knight	Five monthly repayments of $20 through April 30, 2013 and a monthly repayment of $11.5 on May 31, 2013, thereafter six consecutive quarterly repayments of $337 commencing on June 30, 2014 followed by one balloon payment of $12,607.5 due on December 31, 2015.

(b) Deutsche Bank	M/V Free Maverick	Five monthly repayments of $20 through April 30, 2013 and a monthly repayment of $11.5 on May 31, 2013, thereafter six consecutive quarterly repayments of $337 commencing on June 30, 2014 followed by one balloon payment of $12,607.5 due on December 31, 2015.

(c) Credit Suisse	M/V Free Hero	Seven quarterly installments of $286 commencing on June 30, 2014 and a balloon payment of $6,168 payable together with the last installment due on December 31, 2015.
(d) Credit Suisse	M/V Free Goddess	Seven quarterly installments of $286 commencing on June 30, 2014 and a balloon payment of $6,168 payable together with the last installment due on December 31, 2015.
(e) Credit Suisse	M/V Free Jupiter	Seven quarterly installments of $350 commencing on June 30, 2014 and a balloon payment of $17,660 payable together with the last installment due on December 31, 2015.

(f) First Business Bank	M/V Free Impala M/V Free Neptune	Fifteen quarterly installments of $837.5 and a balloon payment of $10,675, payable together with the last installment due on December 16, 2016.

The vessels indicated in the above table are pledged as collateral for the respective loans.

All the Company’s credit facilities bear interest at LIBOR plus a margin, ranging from 1.00% to 4%, and are secured by mortgages on the financed vessels and assignments of vessels’ earnings and insurance coverage proceeds. They also include affirmative and negative financial covenants of the borrowers, including maintenance of operating accounts, minimum cash deposits, average cash balances to be maintained with the lending banks and minimum ratios for the fair values of the collateral vessels compared to the outstanding loan balances. Each borrower is restricted under its respective loan agreement from incurring additional indebtedness, changing the vessels’ flag without the lender’s consent or distributing earnings.

The weighted average interest rate for the year ended December 31, 2012 and 2011 was 2.7% and 2.9%, respectively. Interest expense incurred under the above loan agreements amounted to $2,415, $ 3,173 (net of capitalized interest $282) and $3,932 or the years ended December 31, 2012, 2011 and 2010, respectively, and is included in “Interest and Finance Costs” in the accompanying consolidated statements of operations.

Deutsche Bank Facility

On September 2, 2011, the Company instructed the Deutsche Bank in accordance with relevant provision of the facility agreement to postpone the repayment installment of $750 due on September 18, 2011, which will be paid on the termination date in December 2015.

In October 2011, the Company following negotiations with Deutsche Bank deferred the payment of an additional fee equal to $360, due on November 1, 2011, to January 2012 (Note 15).

In December 2011, the Company did not pay the $750 repayment installment along with accrued interest with Deutsche Bank and held discussions to permanently amend the amortization schedule including refinancing of the balloon due in November 2012.

On February 15, 2012, the Company received notice from Deutsche Bank Nederland, or Deutsche Bank, according to which Company's failure to (i) repay the installment due in December 2011, (ii) pay regular interest on the loan, (iii) pay default interest on the loan, (iv) pay the success fee due in November 2011, (v) set new financial covenants and (vi) comply with the loan to value covenant, are considered events of default. Deutsche Bank requested that the Company fulfill its obligations by March 15, 2012. The Company has not paid the aforementioned amounts or the $750 repayment installment along with accrued interest due in March 2012. On April 26, 2012, the Company was advised by Deutsche Bank that it would approve the request to permanently amend the amortization schedule including refinancing of the balloon due in November 2012.

On September 7, 2012, the Company and certain of its subsidiaries entered into an amended and restated facility agreement with Deutsche Bank. As amended and restated, the facility agreement:

·	Defers and reduces the balloon payment of $16,009 due on Facility B from November 2012 to December 2015;
·	Provides for monthly repayments of $20 for each of Facility A and Facility B commencing September 30, 2012 through April 30, 2013 and a monthly repayment of $11.5 for each of Facility A and Facility B on May 31, 2013;
·	Suspends principal repayments from June 1, 2013 through June 30, 2014 on each of Facility A and Facility B;
·	Provides for quarterly repayments of $337 for Facility A commencing June 30, 2014, which quarterly repayments have been reduced from $750;
·	Provides for quarterly repayments of $337 for Facility B commencing June 30, 2014;
·	Bears interest at the rate of LIBOR plus 1% through March 31, 2014 and LIBOR plus 3.25% from April 1, 2014 through maturity, which were reduced from LIBOR plus 2.25% for Facility A and LIBOR plus 4.25% for Facility B;
·	Establishes certain financial covenants, including an interest coverage ratio that must be complied with starting January 1, 2013, a consolidated leverage ratio that must be complied with starting January 1, 2014, and a minimum liquidity ratio that must be complied with starting July 1, 2014;
·	Removes permanently the loan to value ratio;
·	Requires the amount of any “Excess Cash,” as determined in accordance with the amended and restated facility agreement at each fiscal quarter end beginning June 30, 2012, to be applied to pay the amendment and restructuring fee described below and prepay the outstanding loan balance; and
·	Removes the success fee originally due under the previous agreement and provides for an amendment and restructuring fee of $1,480 payable on the earlier of March 31, 2014, the date of a voluntary prepayment, or the date the loan facility becomes due or is repaid in full.

In October, November and December 2012, the Company did not pay the monthly repayments of $20 for each of Facility A and Facility B with Deutsche Bank, totaling $120 along with accrued interest due of $165. The Company is evaluating its options and is in discussion with Deutsche Bank to reach a mutually beneficial agreement.

Credit Suisse Facility

On July 15, 2011, the Company entered into a Fourth Supplemental Agreement with Credit Suisse which amended its existing credit facility to, among other things, defer its payments totaling $2,000, originally due in July 2011 until September 2011. The Fourth Supplemental Agreement, as originally entered into, contemplated that the Company would complete a proposed debt financing with an unrelated party, and that if the debt financing did not occur by September 5, 2011, the Company would sell one or two of the four vessels collateralizing the credit facility. This debt financing did not occur. Therefore, the Company initiated the sale of the M/V Free Jupiter and the M/V Free Lady. On October 3, 2011, the Company entered an agreement to sell the M/V Free Lady. The net proceeds of this sale amounting to $19,800 were applied to pay down the amount outstanding on this facility.

In light of the successful sale of the M/V Free Lady, the Company entered into a Fifth Supplemental Agreement dated November 7, 2011 with Credit Suisse, which amended the Fourth Supplemental Agreement to, among other things, reduce the next five loan repayment installments starting from the third quarter of 2011. Pursuant to this agreement, the Company agreed to enter into a period time charter of at least twelve months for all mortgaged vessels not later than December 31, 2011, which charter would cover the vessels’ debt service plus $1.0 million. If the foregoing time charters were not entered into by the date required, the Company agreed that will sell, not later than January 31, 2012, either the M/V Free Jupiter or both the M/V Free Goddess and the M/V Free Hero . In addition, under the Fifth Supplemental Agreement, the margin on this facility increased to 3.25% during the period until either the period employment or the sale procedure has been completed, after which time the margin will be reduced to 2.75%. According to the terms of the agreement, failure to comply with the above would constitute an event of default. The Company did not conclude any time charter agreement and any agreement for the sale of the above mentioned vessels.

On February 2, 2012, the Company agreed by letter with Credit Suisse to defer its payments totaling $700 originally due on January 31, 2012 until the next repayment date April 30, 2012, which was further deferred to May 31, 2012 as per letter dated April 25, 2012. The interest payment of $348 originally due on February 8, 2012, has been agreed to be paid in two installments as follows: $147 paid on February 8, 2012 and $201 to be paid on April 30, 2012, which was further deferred to May 31, 2012 as per letter dated April 25, 2012. In addition the interest payment of $348 originally due on May 10, 2012, has been agreed to be paid in two installments as follows: $147 to be paid on May 10, 2012 and $201 on May 31, 2012.

On February 15 2012, the Company received a proposal from Credit Suisse containing restructuring head terms for the full payment holiday of the principal and partial interest payment holiday until March 31, 2014, conditioned on approval from the Company’s other lenders. The Company has been advised that the proposal has been approved by Deutsche Bank Nederland. The Company is continuing discussions with FBB.

On May 31, 2012, the Company entered into a Sixth Supplemental Agreement with Credit Suisse, which amends and restates the Facility Agreement dated December 24, 2007, as amended, between the Company and Credit Suisse. The Sixth Supplemental Agreement, among other things, modifies the Facility Agreement to:

·	Defer further principal repayments until March 31, 2014;
·	Reduce the interest rate on the facility to LIBOR plus 1% until March 31, 2014 from a current interest margin of 3.25;
·	Release restricted cash of $1,125;
·	Waive compliance through March 31, 2014 with the requirement to maintain a minimum ratio of aggregate fair market value of the financed vessels to loan balance, after which date the required minimum ratio will be 115% beginning April 1, 2014, 120% beginning October 1, 2014, and 135% beginning April 1, 2015;
·	Establish certain financial covenants, including an interest coverage ratio, which must be complied with starting January 1, 2013, a consolidated leverage ratio, which must be complied with starting January 1, 2014, and a minimum liquidity ratio, which must be complied with starting July 1, 2014; and
·	Require the amount of any “Excess Cash,” as determined in accordance with the Facility Agreement at each fiscal quarter end beginning June 30, 2012, to be applied to pay the amendment and restructuring fee described below and prepay the outstanding loan balance, depending on the Company’s compliance at the time with the vessel market value to loan ratio and the outstanding balance of the loan.

As of December 31, 2012, the outstanding balance under the Facility Agreement totaled $36,450. An amendment and restructuring fee equal to 5% of the current outstanding indebtedness, $1,823, will be due and payable on the earlier of March 31, 2014, the date of a voluntary prepayment, or the date the loan facility becomes due or is repaid in full. The Company is also no longer required to sell additional vessels, as it had been under the terms of the Facility Agreement as previously in effect.

FBB Facility

On January 27, 2012, the Company entered into a First Supplemental Agreement with FBB, which amends its existing credit facility to defer the repayment installment of $837.5 and the interest payment of $197 both due on December 16, 2011 until the next repayment date on March 16, 2012. In addition, FBB granted a waiver to the security value covenant and the financial covenants, whose testing was waived until March 16, 2012. On March 23, 2012, the Company received a notice from FBB according to which failure to (i) pay the $1,675 repayment installment due in March 2012, (ii) pay accrued interest and (iii) pay default interest constitute an event of default. On April 12, 2012, the Company received notice from FBB according to which along with the previously mentioned events, failure to make periodic monthly installments into the retention account since September 2011 and violation of the loan to value covenant constituted events of default, and that if all of the above events are not remedied on or before April 20, 2012, FBB will take whatever action is available to it. The Company has not either paid the installment of $837.5 which was due on June 18, 2012 or the accrued interest. On July 11, August 22, November 28 and December 19, 2012, the Company received notices from FBB, according to which failure to (i) pay the $4,188 repayment installment due in December 2012, (ii) pay accrued interest and (iii) failure to pay default interest constitute an event of default. The Company is in discussions to permanently amend the amortization schedule and reach an agreement on the unpaid principal and interest.

ABN AMRO Bank Facility

On September 10, 2010, the Company signed an offer letter with ABN AMRO Bank securing, subject to customary legal documentation and payment of an arrangement fee, commitments for pre-delivery and post-delivery debt financing up to an amount of $32,400 for the purchase of two newbuilding Handysize vessels. The facility, which would be available for drawdown until December 31, 2012, is repayable in 20 quarterly installments plus a balloon payment, commencing three months after the delivery of the vessels. The vessels will be used as collateral for the facility. According to the agreed terms, the facility would bear interest at LIBOR plus margin and would include customary financial covenants.

By letter dated December 30, 2011, the Company received notice from ABN AMRO Bank that the Bank’s commitment for pre-delivery and post delivery debt financing up to the amount of $32,400 for the purchase of the two newbuilding Handysize vessels has been canceled due to the Company’s failure to pay commitment fees as prescribed in the offer letter, that were considered as events of default, and the occurrence of various material adverse changes as considered by ABN AMRO Bank.

Pursuant to a settlement agreement entered into on April 13, 2012, ABN AMRO Bank returned to the Company all commitment fees paid to date less expenses and all further obligations of the parties were terminated.

Loan Covenants

As of December 31, 2012, the Company was in breach of certain of its financial covenants for its loan agreement with FBB, including the loan-to-value ratio, interest cover ratio, minimum liquidity requirements and leverage ratio. Thus, in accordance with guidance related to classification of obligations that are callable by the creditor, the Company has classified all of the related long-term debt amounting to $89,169 as current at December 31, 2012.

Deutsche Bank amended and restated facility agreement:

·	Consolidated leverage ratio: at the end of each accounting period falling between January 1, 2014 and December 31, 2015 (both inclusive), the ratio of funded debt to shareholders’ equity shall not be greater than 2.5:1.0;

·	Liquidity: it maintains (on a consolidated basis) on each day falling after June 30, 2014, cash in an amount equal to the higher of $2,500 and $500 per vessel; and

·	Interest coverage ratio: the ratio of EBITDA to Interest Expense at the end of each accounting period falling between January 1, 2013 and December 31, 2013 (both inclusive), shall not be less than 2.0:1.0; falling between January 1, 2014 and December 31, 2014 (both inclusive), shall not be less than 3.5:1.0; and falling between January 1, 2015 and December 31, 2015 (both inclusive), shall not be less than 4.5:1.0.

Credit Suisse Sixth Supplemental Agreement:

·	Value to loan ratio:

(a)	during the period commencing on April 1, 2014 and ending on September 30, 2014, the aggregate fair market value of the financed vessels must not be less than 115% of the outstanding loan balance at such time plus the swap exposure minus the aggregate amount, if any, standing to the credit of the operating accounts, the retention account and any bank accounts of the Company opened with the bank;
(b)	during the period commencing on October 1, 2014 and ending on March 31, 2015, the aggregate fair market value of the financed vessels must not be less than 120% of the outstanding loan balance at such time plus the swap exposure minus the aggregate amount, if any, standing to the credit of the operating accounts, the retention account and any bank accounts of the Company opened with the bank; and
(c)	after March 31, 2015, the aggregate fair market value of the financed vessels must not be less than 135% of the outstanding loan balance at such time plus the swap exposure minus the aggregate amount, if any, standing to the credit of the operating accounts, the retention account and any bank accounts of the Company opened with the bank;

·	Consolidated leverage ratio: at the end of each accounting period falling between January 1, 2014 and December 31, 2015 (both inclusive), the ratio of funded debt to shareholders’ equity shall not be greater than 2.5:1.0;

·	Liquidity: it maintains (on a consolidated basis) on each day falling after June 30, 2014, cash in an amount equal to the higher of $2,500 and $500 per vessel; and

·	Interest coverage ratio: the ratio of EBITDA to Interest Expense at the end of each accounting period falling between January 1, 2013 and December 31, 2013 (both inclusive), shall not be less than 2.0:1.0; falling between January 1, 2014 and December 31, 2014 (both inclusive), shall not be less than 3.5:1.0; and falling between January 1, 2015 and December 31, 2015 (both inclusive), shall not be less than 4.5:1.0.

FBB loan agreement:

·	Average corporate liquidity: the Company is required to maintain an average corporate liquidity of at least $3,000;

·	Leverage ratio: the corporate guarantor’s leverage ratio shall not at any time exceed 55%;

·	Ratio of EBITDA to net interest expense shall not be less than 3; and

·	Value to loan ratio: the fair market value of the financed vessels shall be at least (a) 115% for the period July 1, 2010 to June 30, 2011 and (b) 125% thereafter.

The covenants described above are tested annually on December 31st.

“See Note 5 for current status of M/V Free Maverick”.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies
11.	Commitments and Contingencies

The following table summarizes our contractual obligations and their maturity dates as of December 31, 2012:

	Payments Due by Period
(Dollars in thousands)	Total	Less than 1 year	2- year	3- year	4- year	5- year	More than 5 years
	(U.S. dollars in thousands)

Debt	$89,169	$89,169	$—	$—	$—	$—	$—

Interest on variable-rate debt	1,501	1,501	—	—	—	—	—

Services fees to the Manager	9,403	1,635	1,635	1,635	1,635	1,635	1,228

Management fees to the Manager	9,696	1,822	683	683	683	683	5,142

Total obligations	$109,769	$94,127	$2,318	$2,318	$2,318	$2,318	$6,370

The above table does not include our share of the monthly rental expenses for our offices of approximately 8.7 Euro (in thousands).

Claims

Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company’s vessels. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements. The Company is a member of a protection and indemnity association, or P&I Club that is a member of the International Group of P&I Clubs, which covers its third party liabilities in connection with its shipping activities. A member of a P&I Club that is a member of the International Group is typically subject to possible supplemental amounts or calls, payable to its P&I Club based on its claim records as well as the claim records of all other members of the individual associations, and members of the International Group. Although there is no cap on its liability exposure under this arrangement, historically supplemental calls have ranged from 25%-40% of the Company’s annual insurance premiums, and in no year have exceeded $1 million. The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements. The Company’s protection and indemnity (P&I) insurance coverage for pollution is $1 billion per vessel.

 The M/V Free Jupiter was on time charter with Korea Line Corp, or KLC, a South Korean company, from June 8, 2007 until she was re-delivered to us on February 22, 2011. KLC made several unilateral deductions from hire payments during the three-year course of the time charter, and no hire was received from KLC from February 8, 2011 until the actual redelivery of the vessel on February 22, 2011. The Company commenced arbitration proceedings against KLC, and has taken action to obtain security, including the arrest of KLC assets. As a result, the Company obtained third-party security in the amount of $1.68 million (which includes provision for interest and legal costs) in the form of a letter of undertaking from KLC’s P&I club covering KLC’s unilateral deductions from the hire. The Company also obtained cash security held in escrow in the amount of $182 from the execution of a lien on sub-hires. KLC has counterclaimed by way of set-off, alleging that KLC is entitled to retain the amount of hire that was deducted because of the Company’s alleged breach of charterparty. The Company denies these allegations and continues to assert its claim to recover the full amount deducted by KLC. On January 25, 2011, KLC announced that it had filed a petition for the rehabilitation proceeding for court receivership in the Seoul Central District Court, and the court approved and confirmed a rehabilitation plan. Upon the issuance of the final award of the arbitration tribunal, and for any amount in excess of the third-party security and cash security, the Company may participate in the approved rehabilitation plan. On January 17, 2012, the Company obtained an interim award under which it was awarded the part of the claim that KLC had admitted was undisputed, $832, plus interest, legal costs, and the cost of the tribunal. Following the interim award, the Company received approximately $335. The majority of the balance of $511 that has been awarded is unsecured. The Company is considering its options if KLC does not pay the balance, including the possibility of pursuing this in the Korean rehabilitation proceedings, where the hearing of the Company’s claim has been stayed pending the outcome of the London arbitration. The Company believes that, if the Korean claim succeeds, the Company should make a recovery in accordance with the rehabilitation plan, which has been approved by the Korean court. The Company intends to seek a further award (if this matter does not settle) for the disputed balance, which is adequately secured. Despite above actions, the Company wrote-off the remaining outstanding balance $1,173 of the KLC time charter, which is included in "Provision and write-offs of insurance claims and bad debts" in the accompanying consolidated statements of operations for the year ended December 31, 2012.

On December 4, 2012, the M/V Free Jupiter enrooted from West Africa to Brazil in order to load her next cargo, she has suffered a malfunction on her main engine that prevented her on completing the transit on her own power. The Owners engaged in a Lloyds open form agreement with a Brazilian tug company and the vessel was towed to Brazil for repairs, which are claimable from hull and machinery underwriters.

In addition to the above claims, the aggregate outstanding balance of the Company’s other claims as of December 31, 2012 stands at $276 related to Company’s insurance claims for vessel incidents arising in the ordinary course of business.

On October 11, 2012, we announced that all 21 crew members of the M/V Free Goddess are reported safe and well after the vessel’s release by her hijackers. The M/V Free Goddess had been hijacked by Somali pirates on February 7, 2012 while transiting the Indian Ocean eastbound. The vessel was on a time charter trip at the time she was hijacked. Under the charterparty agreement, the BIMCO Piracy clause was applied, which provided among other things, for the charterers to have the vessel covered with kidnap and ransom insurance and loss of hire insurance. The vessel was also covered by the war risk underwriters, who confirmed cover. We commenced arbitration proceedings with the charterer due to the charterer not fulfilling its obligations under the charterparty agreement. The proceedings were concluded and the award was in our favor. Thereafter, we reached a settlement with the charterer pursuant to which the charterer agreed to pay $800.

On November 5, 2012, the M/V Free Maverick was arrested in Morocco in relation to claims against the M/V Free Maverick and “sister ships”. Since then, the M/V Free Maverick is idle pending resolution in connection with creditors. The owners’ legal counsels were involved and instructed to dispute the arrest orders that had been issued based on invoices for other vessels under the Manager’s management on the basis that were owned by different entities. The appeal was heard in December 2012. The ruling issued in February 2013 was against us and the arrest orders were deemed to be standing. The Company has reached an agreement with the largest creditor and the arrest was subsequently lifted for this specific amount. The Company is also in discussions with the remaining creditors to settle the outstanding balance.

Earnings/(Losses) per Share	12 Months Ended
Dec. 31, 2012
Earnings(Losses) Per Share [Abstract]
Earnings/(Losses) per Share
12.	Earnings/(Losses) per Share

On June 9, 2011, the Company extended the expiration date and reduced the exercise price for its 165,500 outstanding Class Z warrants. The expiration date of the Class Z warrants was extended to August 12, 2011 from July 26, 2011 and the exercise price per share was reduced to $1.80 per one-tenth (1/10) of a share of common stock, or $18 per whole share of common stock, from $25 per one-tenth (1/10) of a share, or $250 per whole share. As of August 12, 2011, 886 Class Z warrants had been exercised and 177 shares of Common Stock were issued; the remaining Class Z warrants expired unexercised. In addition, the 15,000 Class A warrants held by the founding shareholders, which had an exercise price of $25.00 per 1/10 share or $250 per whole share, were not exercised and expired on July 29, 2011.

On December 24, 2012, the 1,200 shares of common stock that were reserved for issuance upon the exercise of outstanding options were not exercised and expired.

The computation of basic earnings per share is based on the weighted average number of common shares outstanding during the period, as adjusted to reflect the reverse stock split effective February 14, 2013. The computation of the dilutive common shares outstanding at December 31, 2012 and 2011 does not include the non vested restricted shares discussed in Note 14, as the Company reported losses for the years ended December 31, 2012 and 2011.

The components of the denominator for the calculation of basic earnings/(losses) per share and diluted earnings/(losses) per share for the years ended December 31, 2012, 2011 and 2010, respectively, adjusted to reflect the reverse stock split effective February 14, 2013 (Note 13), are as follows:

	For the year ended December 31, 2012	For the year ended December 31, 2011	For the year ended December 31, 2010
Numerator
Net loss – basic and diluted	$(30,888)	$(88,196)	$(21,821)
Basic earnings per share denominator:
Weighted average common shares outstanding	837,173	648,507	631,360
Diluted earnings per share denominator:
Weighted average common shares outstanding	837,173	648,507	631,360
Dilutive common shares:
Options	—	—	—
Warrants	—	—	—
Restricted shares	—	—	—

Dilutive effect	—	—	—

Weighted average common shares – diluted	837,173	648,507	631,360

Basic income/(loss) per common share	$(36.90)	$(136)	$(34.56)
Diluted income/(loss) per common share	$(36.90)	$(136)	$(34.56)

Reverse stock split	12 Months Ended
Dec. 31, 2012
Reverse stock split and Shareholders' Equity [Abstract]
Reverse stock split
13.	Reverse stock split

In the Annual General Meeting of Shareholders held on September 30, 2010, the Company’s shareholders approved a reverse stock split of the Company’s issued and outstanding common stock at a ratio of one share for every five shares outstanding, effective on October 1, 2010. The reverse stock split consolidates five shares of common stock into one share of common stock at a par value of $0.001 per share. As a result of the reverse stock split, the number of outstanding common shares has been reduced from 32,437,480 to 6,487,852, excluding outstanding and unexercised share options and warrants. The reverse stock split did not affect any shareholder’s ownership percentage of the Company’s common shares or warrants, except to the limited extent that the reverse stock split resulted in any shareholder owning a fractional share. Fractional shares of common stock were rounded up to the nearest whole share.

On January 22, 2013, the Company’s Board of Directors authorized a reverse stock split at a ratio of 1 for 10, which was effective at 8:00 am on February 14, 2013, New York time. The reverse stock split consolidates 10 shares of common stock into one share of common stock at a par value of $0.001 per share. The reverse stock split did not affect any shareholder’s ownership percentage of the Company’s common shares, except to the limited extent that the reverse stock split resulted in any shareholder owning a fractional share. Fractional shares of common stock were rounded up to the nearest whole share.

At December 31, 2012, and following the reverse stock split discussed above, the Company had 5,000,000 shares of preferred stock authorized at $0.001 par value of which none was issued, 250,000,000 shares of common stock authorized at $0.001 par value, of which 1,362,830 shares were issued and outstanding, as well as the number of shares of restricted stock discussed in Note 14.

All per share amounts included in these audited consolidated financial statements and accompanying notes have been retroactively adjusted to the earliest period presented for the effect of these reverse stock splits.

Stock Incentive Plan	12 Months Ended
Dec. 31, 2012
Stock Incentive Plan [Abstract]
Stock Incentive Plan
14.	Stock Incentive Plan

In April 2005, FreeSeas’ Board of Directors approved the issuance of Class A warrants to the executive officers of FreeSeas. The terms of the warrants provided that they expired on July 29, 2011 and are not callable. These warrants, the issuance of which was ratified, adopted and approved by the Board of Directors on December 16, 2005, entitle the holders to purchase an aggregate of 4,000 shares of the Company’s common stock at an exercise price of $250.00 per share. Such warrants were not exercised and expired by their terms on July 29, 2011.

In December 2007, the Company’s Board of Directors granted 900 options to directors and 2,500 options to executive officers, as adjusted to reflect the reverse stock split effective February 14, 2013 (Note 13 and 17), of which 2,800 would vest in one year, 300 would vest in two years and 300 in three years from the grant, all at an exercise price of $412.50 per share. Effective December 18, 2009, certain of the Company’s officers and directors have forfeited 2,200 of the stock options granted to them, leaving 1,200 stock options unexercised, which expired on December 24, 2012.

On December 31, 2009, the Company’s Board of Directors awarded 25,500 restricted shares, as adjusted to reflect the reverse stock split effective February 14, 2013, to its non-executive directors, executive officers and certain of Manager’s employees. Of the unvested restricted shares amounted to 13,400 as of December 31, 2010, 1,000 and 400 restricted shares with an original vesting date on December 31, 2012 have been forfeited in June 2011 and October 2011, respectively. Of the remaining unvested restricted shares amounted to 12,000 as of December 30, 2012, 7,000 restricted shares vested on December 31 2012 and 5,000 restricted shares will vest on December 31, 2013.

For the year ended December 31, 2012, the recognized stock based compensation expense in relation to the restricted shares granted is $122. The total unrecognized compensation cost of the non vested restricted shares granted under the Plan is $58. The cost is expected to be recognized over a period of twelve months, representing a weighted average remaining life of approximately 8 months.

Presented below is a table reflecting the activity in the restricted shares, options, Class A warrants, Class W warrants and Class Z Warrants from January 1, 2010 through December 31, 2012:

	Restricted Shares	Options	Class A Warrants	Class W Warrants	Class Z Warrants	Total	Average Exercise Price	Options Exercisable	Class A Warrants Exercisable	Class W Warrants Exercisable	Class Z Warrants Exercisable	Total	Average Exercise Price

01-Jan-10	18,400	1,200	15,000	78,626	165,500	278,727	$216.60	900	15,000	78,626	165,500	260,026	$215.50
Options vested	—	—	—	—	—	—		300	—	—	—	300
Options forfeited	—	—	—	—	—	—		—	—	—	—	—
Warrants expired	—	—	—	(78,626)	—	(78,626)		—	—	(78,626)	—	(78,626)
Warrants exercised	—	—	—	—	—	—		—	—	—	—	—
Restricted shares issued	—	—	—	—	—	—		—	—	—	—	—
Restricted shares vested	(4,000)	—	—	—	—	(4,000)		—	—	—	—	—
Restricted shares forfeited	(1,000)	—	—	—	—	(1,000)		—	—	—	—	—

31-Dec-10	13,400	1,200	15,000	0	165,500	195,100	$255.20	1,200	15,000	0	165,500	181,700	$255.20
Options vested	—	—	—	—	—	—		—	—	—	—	—
Options forfeited	—	—	—	—	—	—		—	—	—	—	—
Options expired	—	—	—	—	—	—		—	—	—	—	—
Warrants exercised	—	—	—	—	(886)	(886)		—	—	—	(886)	(886)
Warrants expired	—	—	(15,000)	—	(164,614)	(179,614)		—	(15,000)	—	(164,614)	(179,614)
Restricted shares vested	—	—	—	—	—	—		—	—	—	—	—
Restricted shares forfeited	(1,400)	—	—	—	—	(1,400)		—	—	—	—	—

31-Dec-11	12,000	1,200	—	—	—	13,200	$412.50	1,200	—	—	—	1,200	$412.50
Options vested	—	—	—	—	—	—		—	—	—	—	—
Options forfeited	—	—	—	—	—	—		—	—	—	—	—
Options expired	—	(1,200	—	—	—	(1,200)		(1,200)	—	—	—	(1,200)
Warrants exercised	—	—	—	—	—	—		—	—	—	—	—
Warrants expired	—	—	—	—	—	—		—	—	—	—	—
Restricted shares vested	(7,000)	—	—	—	—	(7,000)		—	—	—	—	—
Restricted shares forfeited	—	—	—	—	—	—		—	—	—	—	—

31-Dec-12	5,000	—	—	—	—	5,000	$—	—	—	—	—	—	$—

Shareholders' Equity	12 Months Ended
Dec. 31, 2012
Reverse stock split and Shareholders' Equity [Abstract]
Shareholders' Equity
15.	Shareholders’ Equity

On April 27, 2005, the Company filed amended Articles of Incorporation in the Marshall Islands, whereby the name of the Company was changed from Adventure Holdings S.A. to FreeSeas Inc.

The authorized number of shares was increased to 45,000,000, of which 40,000,000 would be common stock with a par value of $.001 per share and 5,000,000 blank check preferred stock with a par value of $.001 per share. On September 17, 2009, the Company’s shareholders approved at the Annual Meeting of Shareholders an amendment to the Company’s Articles of Incorporation to increase the number of authorized shares of common stock from 40,000,000 to 250,000,000 shares, par value $0.001 per share.

On July 28, 2009, the Company completed the registered offering of 200,823 shares of common stock (as adjusted to reflect the effect of reverse stock split), which includes 26,194 shares (as adjusted to reflect the effect of reverse stock split) issued pursuant to the underwriter’s over-allotment option. The offering resulted in net proceeds of $16,244, after deducting underwriting fees and offering expenses. Proceeds from the offering were used primarily for the acquisition of the drybulk vessel M/V Free Neptune as discussed in Note 5 above, for general working capital purposes, and an amount of $1,691 was applied against the outstanding balance with Deutsche Bank Nederland. The shares were sold under the Company’s previously filed shelf registration statement, which was declared effective by the Securities and Exchange Commission on May 14, 2008.

On December 9, 2011, the Company received a deficiency letter from NASDAQ stating that, because the Company’s common stock has not maintained a minimum bid price of $1.00 per a share for the last 30 consecutive business days, the Company was no longer in compliance with NASDAQ Listing Rule Section 5450(a)(1). In order to regain compliance, the Company has until June 4, 2012 for the closing bid price of its common stock to meet or exceed $1.00 for a minimum of 10 consecutive business days. On January 6, 2012, the Company received a deficiency letter from NASDAQ stating that, because the Company has not maintained a minimum Market Value of Publicly Held Shares (the “MVPHS”) of $5,000 for the last 30 consecutive business days, the Company is no longer in compliance with NASDAQ Listing Rule Section 5450(b)(1)(C). In order to regain compliance, the Company had until July 2, 2012 for the Company’s MVPHS to meet or exceed $5,000 for a minimum of 10 consecutive business days. By letter dated February 29, 2012, the Company received notice from NASDAQ that it has regained compliance with Listing Rules 5450(a)(1) and 5450(b)(1)(C), since for the last 10 consecutive business days, from February 14, 2012 to February 28, 2012, the closing bid price of the Company’s common stock has been at $1.00 per share or greater and the Company’s minimum market value of publicly held shares has been $5,000 or greater, respectively.

The Company received letters dated June 21, 2012 and June 25, 2012 from NASDAQ stating that for the previous 30 consecutive business days, the bid price of the Company' common stock closed below the minimum $1.00 per share and the market value of the Company' publicly held common stock, or MVPHS, was below the minimum of $5,000. These are both requirements for continued listing on the NASDAQ Global Market pursuant to NASDAQ Marketplace Rules 5450(a)(1), the Minimum Bid Price Rule, and 5450(b)(1), the MVPHS Rule, respectively. These letters have no immediate effect on the listing of the Company's common stock. The Company has been provided a grace period of 180 calendar days to regain compliance by maintaining a closing bid price of at least $1.00 per share (which grace period ends December 18, 2012) and a closing MVPHS of $5,000 or more for a minimum of ten consecutive business days (which grace period ends December 24, 2012). If at any time before those dates, the bid price of the Company' common stock closes at $1.00 per share or more and its MVPHS closes at $5,000 or more for a minimum of 10 consecutive business days, NASDAQ will notify the Company that it has achieved compliance with the Minimum Bid Price Rule and the MVPHS Rule. The Company was granted an initial six month period, or until December 24, 2012, to regain compliance with the minimum bid price rule, unless it was able to obtain an extension of the deadline to regain compliance.

In December 2012, the Company applied to NASDAQ to transfer the listing of the Company's common stock from The NASDAQ Global Market to The NASDAQ Capital Market. To transfer to the NASDAQ Capital Market, the Company was required to meet all of the continued listing requirements of the NASDAQ Capital Market, except for the minimum bid price. One of the continued listing requirements of the NASDAQ Capital Market is to have a MVPHS of $1,000. Such a transfer would have granted the Company an additional six month period to regain compliance with the minimum bid price.

On December 19, 2012, the Company received notification from NASDAQ that on December 18, 2012, it failed to meet all continued listing criteria for the NASDAQ Capital Market, as its MVPHS was $897. As a result, the notice indicated that the Company’s common stock would be delisted from NASDAQ. The Company appealed that decision and the appeals hearing was scheduled for February 21, 2013 (for recent developments, please see Note 17 below).

On May 11, 2012, the Company entered into a Standby Equity Distribution Agreement, or SEDA, with YA Global Master SPV Ltd., or YA Global, a fund managed by Yorkville Advisors, LLC, pursuant to which, for a 24-month period, the Company has the right to sell up to $3.2 million of shares of the Company’s common stock. The SEDA entitles the Company to sell and obligates YA Global to purchase, from time to time over a period of 24 months, shares of the Company’s common stock for cash consideration up to an aggregate of $3.2 million, subject to conditions the Company must satisfy as set forth in the SEDA. For each share of common stock purchased under the SEDA, YA Global will pay 96% of the lowest daily volume weighted average price during the pricing period, which is the five consecutive trading days after the Company delivers an advance notice to YA Global. Each such advance may be for an amount not to exceed the greater of $200 or 100% of the average daily trading volume of the Company’s common stock for the 10 consecutive trading days prior to the notice date. The Company registered the resale by YA Global of up to 183,972 shares of its common stock. As of December 31, 2012, the Company had sold all the shares of its common stock under the SEDA for aggregate proceeds of $432. Pursuant to the terms of the SEDA, the Company cannot deliver any further advance notices until such time as the Company files and has declared effective a new registration statement covering the resale of additional shares of its common stock by YA Global.

On August 21, 2012, pursuant to the terms of a Note Purchase Agreement dated May 11, 2012 between the Company and YA Global, the Company raised an aggregate of $250 from the sale of a promissory note pursuant to the Note Purchase Agreement. The note was expected to be repaid in 10 equal weekly installments and matures 90 days from the date of funding. Thereafter, the Company requested an extension of the repayment schedule which was granted. As of December 31, 2012, the outstanding balance under the Note Purchase Agreement totaled $75.

On August 10, 2012, pursuant to the approval of the Company’s Board of Directors at its April 2012 meeting, the Company issued 166,069 shares of its common stock to the Manager in payment of the $926 in unpaid fees due to the Manager for the first quarter of 2012 and 19,964 shares of its common stock to its non-executive directors in payment of $155 in unpaid Board fees for the last three quarters of 2011.

On September 11, 2012, the Company’s Audit Committee approved the retention of Sherb & Co., LLP, or Sherb, as our independent registered public accounting firm for the fiscal year ending December 31, 2012, and dismissed Ernst & Young (Hellas) Certified Auditors Accountants S.A. (“E&Y”).

On October 11, 2012, pursuant to the approval of the Company’s Board of Directors at its October 2012 meeting, the Company issued 219,650 shares of its common stock to the Manager in payment of the $807 in unpaid fees due to the Manager for the third quarter of 2012 and 32,679 shares of its common stock to its non-executive directors in payment of $152 in unpaid Board fees for the first, second and third quarter of 2012.

On October 11, 2012, the Company entered into an Investment Agreement, or Dutchess Agreement, with Dutchess Opportunity Fund, II, LP, or Dutchess, a fund managed by Dutchess Capital Management, II, LLC, pursuant to which, for a 36-month period, the Company has the right to sell up to 235,296 shares of our common stock. The Dutchess Agreement entitles the Company to sell and obligates Dutchess to purchase, from time to time over a period of 36 months, up to 235,296 shares of its common stock, subject to conditions the Company must satisfy as set forth in the Dutchess Agreement. For each share of common stock purchased under the Dutchess Agreement, Dutchess will pay 98% of the lowest daily volume weighted average price during the pricing period, which is the five consecutive trading days commencing on the day the Company delivers a put notice to Dutchess. Each such put may be for an amount not to exceed the greater of $200 or 200% of the average daily trading volume of the Company’s common stock for the three consecutive trading days prior to the put notice date, multiplied by the average of the three daily closing prices immediately preceding the put notice date, subject to a 9.99% blocker provision. The Company registered the resale by Dutchess of up to 235,296 shares of its common stock. As of December 31, 2012, the Company had sold 92,933 shares of its common stock under the Dutchess Agreement for aggregate proceeds of $91.

Common Stock Dividends

During the year ended December 31, 2012, 2011 and 2010, the Company did not declare or pay any dividends.

Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Taxes
16.	Taxes

Under the laws of the Countries of the Company and its subsidiaries incorporation and/or vessels’ registration, the Company is not subject to tax on international shipping income; however, they are subject to registration and tonnage taxes, which have been included in Vessel operating expenses in the accompanying consolidated statement of operations. Pursuant to the Internal Revenue Code of the United States (the “Code”), U.S. source income from the international operations of ships is generally exempt from U.S. tax if the company operating the ships meets both of the following requirements, (a) the Company is organized in a foreign country that grants an equivalent exemption to corporations organized in the United States, and (b) either (i) more than 50% of the value of the Company’s stock is owned, directly or indirectly, by individuals who are “residents” of the Company’s country of organization or of another foreign country that grants an “equivalent exemption” to corporations organized in the United States (the “50% Ownership Test”) or (ii) the Company’s stock is “primarily and regularly traded on an established securities market” in its country of organization, in another country that grants an “equivalent exemption” to United States corporations, or in the United States (the “Publicly-Traded Test”).

To complete the exemption process, the Company’s shipowning subsidiaries must file a U.S. tax return, state the basis of their exemption and obtain and retain documentation attesting to the basis of their exemptions. The Company’s subsidiaries completed the filing process for 2012 on or prior to the applicable tax filing deadline.

All the Company’s ship-operating subsidiaries currently satisfy the Publicly-Traded Test based on the trading volume and the widely-held ownership of the Company’s shares, but no assurance can be given that this will remain so in the future, since continued compliance with this rule is subject to factors outside the Company’s control. Based on its U.S. source Shipping Income for 2010, 2011 and 2012, the Company would be subject to U.S. federal income tax of approximately $34, $93 and $25, respectively, in the absence of an exemption under Section 883.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
17.	Subsequent Events

·	Effective January 1, 2013, Sherb combined its practice with RBSM LLP (“RBSM”), and going forward, RBSM will be the Company’s new independent registered public accounting firm.

·	As of January 9, 2013, the Company has sold the remaining 142,362 shares of its common stock to Dutchess, under the Dutchess Agreement for aggregate proceeds of $106.

·	On January 15, 2013, the Company issued 137,500 shares of its common stock (the “Settlement Shares”) to Hanover Holdings I, LLC (“Hanover”) in connection with a stipulation of settlement (the “Settlement Agreement”) of an outstanding litigation claim. The Settlement Agreement provides that the Settlement Shares will be subject to adjustment on the 36 th trading day following the date on which the Settlement Shares were initially issued to reflect the intention of the parties that the total number of shares of Common Stock to be issued to Hanover pursuant to the Settlement Agreement be based upon a specified discount to the trading volume weighted average price (the “VWAP”) of the Common Stock for a specified period of time. Specifically, the total number of shares of Common Stock to be issued to Hanover pursuant to the Settlement Agreement shall be equal to the quotient obtained by dividing (i) $305,485.59 by (ii) 70% of the VWAP of the Common Stock over the 35-trading day period following the date of issuance of the Settlement Shares (the “True-Up Period”), rounded up to the nearest whole share (the “VWAP Shares”). The Settlement Agreement further provides that if, at any time and from time to time during the True-Up Period, Hanover reasonably believes that the total number of Settlement Shares previously issued to Hanover shall be less than the total number of VWAP Shares to be issued to Hanover or its designee in connection with the Settlement Agreement, Hanover may, in its sole discretion, deliver one or more written notices to the Company, at any time and from time to time during the True-Up Period, requesting that a specified number of additional shares of Common Stock promptly be issued and delivered to Hanover or its designee and the Company will upon such request reserve and issue the number of additional shares of Common Stock requested to be so issued and delivered in the notice (all of which additional shares shall be considered “Settlement Shares” for purposes of the Settlement Agreement). On January 18 and 29, 2013 the Company delivered additional 40,000 and 8,284 shares, respectively, to Hanover.

·	On January 18, 2013, the Company’s’ Board of Directors approved the issuance of an additional 641,639 shares of the Company’s common stock to the Manager in payment of $809 in unpaid fees due to the Manager for November and December 2012 and January 2013 under the management and services agreements with the Company. The number of shares to be issued to the Manager was based on the closing prices of the Company's common stock on the first day of each month, which are the dates the management and services fees were due and payable. The Board also approved the issuance of an aggregate of 53,020 shares of the Company’s common stock to its non-executive directors in payment of $48 in unpaid Board fees for the fourth quarter of 2012. The aggregate number of shares to be issued to the directors was based on the closing price of the Company’s common stock on the last day of the fourth quarter of 2012, which is the date that the Board fees were due and payable. All of the foregoing shares will be restricted shares under applicable U.S. securities laws.

•	On January 24, 2013, the Company entered into an Investment Agreement with Granite, pursuant to which, for a 36-month period, the Company has the right to sell up to 395,791 shares of its common stock, which equals approximately 24% of its 1,682,693 shares outstanding as of January 24, 2013. The Investment Agreement entitles the Company to sell and obligates Granite to purchase, from time to time over a period of 36 months (the “Open Period”), 395,791 shares of the Company’s common stock, subject to conditions the Company must satisfy as set forth in the Investment Agreement. For each share of common stock purchased under the Investment Agreement, Granite will pay 98% of the lowest daily volume weighted average price during the pricing period, which is the five consecutive trading days commencing on the day the Company delivers a put notice to Granite. Each such put may be for an amount not to exceed the greater of $500 or 200% of the average daily trading volume of our common stock for the three consecutive trading days prior to the put notice date, multiplied by the average of the three daily closing prices immediately preceding the put notice date. In no event, however, shall the number of shares of common stock issuable to Granite pursuant to a put cause the aggregate number of shares of common stock beneficially owned by Granite and its affiliates to exceed 9.99% of the outstanding common stock at the time. If the Company was to sell all 395,791 shares at a purchase price determined as described above, based on a put notice date of January 23, 2013, the Company would receive an aggregate of approximately $767 in proceeds from the sale of those shares.

·	On January 24, 2013, the Company received notice from FBB, according to which failure to (i) pay the $4,188 repayment installment due in December 2012, (ii) pay accrued interest and (iii) failure to pay default interest constitute an event of default. The Company is in discussions to permanently amend the amortization schedule and reach an agreement on the unpaid principal and interest

·	On February 13, 2013, we issued 185,000 shares of our common stock (the “Second Settlement Shares”) to Hanover in connection with a second stipulation of settlement (the “Second Settlement Agreement”) of an outstanding litigation claim. The Second Settlement Agreement provides that the Second Settlement Shares will be subject to adjustment on the 36th trading day following the date on which the Second Settlement Shares were initially issued to reflect the intention of the parties that the total number of shares of Common Stock to be issued to Hanover pursuant to the Second Settlement Agreement be based upon a specified discount to the trading volume weighted average price (the “VWAP”) of the Common Stock for a specified period of time. Specifically, the total number of shares of Common Stock to be issued to Hanover pursuant to the Second Settlement Agreement shall be equal to the quotient obtained by dividing (i) $740,651.57 by (ii) 75% of the VWAP of the Common Stock over the 35-trading day period following the date of issuance of the Second Settlement Shares (the “Second True-Up Period”), rounded up to the nearest whole share (the “Second VWAP Shares”). The Second Settlement Agreement further provides that if, at any time and from time to time during the Second True-Up Period, Hanover reasonably believes that the total number of Second Settlement Shares previously issued to Hanover shall be less than the total number of Second VWAP Shares to be issued to Hanover or its designee in connection with the Second Settlement Agreement, Hanover may, in its sole discretion, deliver one or more written notices to the Company, at any time and from time to time during the Second True-Up Period, requesting that a specified number of additional shares of Common Stock promptly be issued and delivered to Hanover or its designee, and the Company will upon such request reserve and issue the number of additional shares of Common Stock requested to be so issued and delivered in the notice (all of which additional shares shall be considered “Second Settlement Shares” for purposes of the Second Settlement Agreement). On February 19, 2013, the Company issued and delivered to Hanover 90,000 additional Second Settlement Shares, on February 25, 2013, the Company issued and delivered to Hanover another 90,000 additional Second Settlement Shares, on February 26, 2013 the Company issued and delivered to Hanover another 90,000 additional Second Settlement Shares, on February 27, 2013, the Company issued and delivered to Hanover another 100,000 additional Second Settlement Shares, on February 28, 2013, the Company issued and delivered to Hanover another 100,000 additional Second Settlement Shares and on March 4, 2013, the Company issued and delivered to Hanover another 100,000 additional Second Settlement Shares. At the end of the Second True-Up Period, the Company issued and delivered 31,755 additional Second Settlement Shares to Hanover on March 6, 2013.

·	On January 22, 2013, the Company’s Board of Directors authorized a reverse stock split at a ratio of 1 for 10, which was effective at 8:00 am on February 14, 2013, New York time. The reverse stock split consolidates 10 shares of common stock into one share of common stock at a par value of $0.001 per share. As a result of the reverse stock split, the number of outstanding common shares has been reduced from 18,759,778 to 1,875,978 subject to adjustment for fractional shares. The reverse stock split did not affect any shareholder’s ownership percentage of the Company’s common shares, except to the limited extent that the reverse stock split resulted in any shareholder owning a fractional share. Fractional shares of common stock were rounded up to the nearest whole share.

·	On January 31, 2013, the Company entered into a convertible promissory note of $153.5 with Asher Enterprises, Inc. at the rate of eight percent per annum and with maturity date November 1, 2013. One hundred eighty days following the date of this note, the holder has the right to convert all or any part of the outstanding and unpaid principal amount of the note into Company’s common shares at a 35% discount rate.

·	On February 13, 2013, the Company received notification from NASDAQ that effective February 19, 2013, the Company’s common stock would be transferred from the NASDAQ Global Market to the NASDAQ Capital Market. Thus, on February 14, 2013, the Company received notification from NASDAQ that the appeals hearing, scheduled for February 21, 2013, was cancelled. In accordance with Marketplace Rule 5810(c)(3)(A), the Company has until June 17, 2013, which is 180 calendar days from the date the initial compliance period ended, to regain compliance with the minimum bid price rule. To regain compliance, the closing bid price of the Company’s common stock must be at or above $1.00 per share for a minimum of 10 consecutive business days. NASDAQ may, in its discretion, require the Company to maintain a bid price of at least $1.00 per share for a period in excess of 10 consecutive business days, but generally no more than 20 consecutive business days, before determining that the Company has demonstrated an ability to maintain long-term compliance. If the Company does not regain compliance by June 17, 2013, NASDAQ will provide written notification to the Company that the Company’s common stock may be delisted. At that time, the Company may then appeal the delisting determination to a hearings panel. There can be no assurances that the Company will be able to regain compliance with the NASDAQ minimum bid price rule and thereby maintain the listing of its common stock.

·	On February 15, 2013, the Company entered into a termination agreement of the Standby Equity Distribution Agreement, or SEDA with YA Global. As a result, the outstanding fees of $10 owed to YA Global under the SEDA were written off.

·	On February 19, 2013, the Company issued the press release announcing the approval of the transfer of the listing of the Company’s common stock to the NASDAQ Capital Market, the granting of the additional extension to comply with the minimum bid price requirement and the cancellation of the NASDAQ appeal hearing.

·	On February 28, 2013, pursuant to the approval of the Company’s Board of Directors at its January 18, 2013 meeting, the Company issued 641,639 shares of its common stock to the Manager in payment of $809 in unpaid fees due to the Manager for November and December 2012 and January 2013 and 41,909 shares of its common stock to its non-executive directors in payment of $48 in unpaid Board fees for the fourth quarter of 2012.

·	In January, February and March 2013, the Company did not pay the monthly repayments of $20 for each of Facility A and Facility B with Deutsche Bank, totaling $120 along with accrued interest due. The Company is in discussions with Deutsche Bank to reach a mutually beneficial agreement.

·	In February and March and in April 2013, the Company did not pay the interest due of $124 and the interest rate swaps due of $80, respectively, with the Credit Suisse facility. The Company is in discussions with the bank to arrange a settlement of these.

·	On March 20, 2013, the Company issued and delivered to Hanover 350,000 shares (the “Settlement Shares”) of the Company’s common stock, $0.001 par value. Giving effect to such issuance, the Settlement Shares represent approximately 9.77% of the total number of shares of Common Stock presently outstanding. The Settlement Agreement provides that the Settlement Shares will be subject to adjustment on the trading day immediately following the Calculation Period (as defined below) to reflect the intention of the parties that the total number of shares of Common Stock to be issued to Hanover pursuant to the Settlement Agreement be based upon a specified discount to the trading volume weighted average price (the “VWAP”) of the Common Stock for a specified period of time subsequent to the Court’s entry of the Order. Specifically, the total number of shares of Common Stock to be issued to Hanover pursuant to the Settlement Agreement shall be equal to the quotient obtained by dividing (i) $1,264,656.12 by (ii) 70% of the VWAP of the Common Stock over the 35-consecutive trading day period immediately following the date of issuance of the initial Settlement Shares (or such shorter trading-day period as may be determined by Hanover in its sole discretion by delivery of written notice to the Company) (the “Calculation Period”), rounded up to the nearest whole share (the “VWAP Shares”). As a result, the Company ultimately may be required to issue to Hanover substantially more shares of Common Stock than the number of Settlement Shares initially issued (subject to the limitations described below). The Settlement Agreement further provides that if, at any time and from time to time during the Calculation Period, Hanover reasonably believes that the total number of Settlement Shares previously issued to Hanover shall be less than the total number of VWAP Shares to be issued to Hanover or its designee in connection with the Settlement Agreement, Hanover may, in its sole discretion, deliver one or more written notices to the Company, at any time and from time to time during the Calculation Period, requesting that a specified number of additional shares of Common Stock promptly be issued and delivered to Hanover or its designee (subject to the limitations described below), and the Company will upon such request reserve and issue the number of additional shares of Common Stock requested to be so issued and delivered in the notice (all of which additional shares shall be considered “Settlement Shares” for purposes of the Settlement Agreement). At the end of the Calculation Period, (i) if the number of VWAP Shares exceeds the number of Settlement Shares issued, then the Company will issue to Hanover or its designee additional shares of Common Stock equal to the difference between the number of VWAP Shares and the number of Settlement Shares, and (ii) if the number of VWAP Shares is less than the number of Settlement Shares, then Hanover or its designee will return to the Company for cancellation that number of shares of Common Stock equal to the difference between the number of VWAP Shares and the number of Settlement Shares. Hanover may sell the shares of Common Stock issued to it or its designee in connection with the Settlement Agreement at any time without restriction, even during the Calculation Period. On March 21, 2013, the Company issued and delivered to Hanover 390,000 additional Settlement Shares, on March 22, 2013, the Company issued and delivered to Hanover another 420,000 additional Settlement Shares and on March 26, 2013 the Company issued and delivered to Hanover another 300,000 additional Settlement Shares. At the end of the True-Up Period, the Company issued and delivered 12,894 additional Settlement Shares to Hanover on March 26, 2013.

·	On April 8, 2013, the Company entered into a convertible promissory note of $103.5 with Asher Enterprises, Inc. at the rate of eight percent per annum and with maturity date nine months after issuance. One hundred eighty days following the date of this note, the holder has the right to convert all or any part of the outstanding and unpaid principal amount of the note into Company’s common shares at a 35% discount rate.

·	As of April 2, 2013, the Company has sold all the 395,791 shares of its common stock to Granite under the Investment Agreement for aggregate proceeds of $458.

·	On April 4, 2013, the Company received notification from NASDAQ that it has regained compliance with the NASDAQ Listing Rule 5450(a)(1) (the "Minimum Bid Price Rule") requirement for continued listing on NASDAQ, as the bid price of the Company’s common stock closed at or above $1.00 per share for a minimum of 10 consecutive business days.

Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Basis of Presentation and General Information and Significant Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]

a) Principles of Consolidation: The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (or “U.S. GAAP”) and include in each of the three years in the period ended December 31, 2012 the accounts and operating results of the Company and its wholly-owned subsidiaries referred to in Note 1 above. All inter-company balances and transactions have been eliminated upon consolidation. FreeSeas as the holding company determines whether it has a controlling financial interest in an entity by first evaluating whether the entity is a voting interest entity or a variable interest entity. Under ASC 810 “Consolidation” a voting interest entity is an entity in which the total equity investment at risk is sufficient to enable the entity to finance itself independently and provides the equity holders with the obligation to absorb losses, the right to receive residual returns and the right to make financial and operating decisions. The holding company consolidates voting interest entities in which it owns all, or at least a majority (generally, greater than 50%) of the voting interest. Variable interest entities (“VIE”) are entities as defined under ASC 810 that in general either do not have equity investors with voting rights or that have equity investors that do not provide sufficient financial resources for the entity to support its activities. The determination of whether a reporting entity is required to consolidate another entity is based on, among other things, the other entity’s design and purpose and the reporting entity’s power, through voting or similar rights, to direct the activities of the other entity that most significantly impact the other entity’s economic performance. A controlling financial interest in a VIE is present when a company has the obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE, or both. Only one reporting entity, known as the primary beneficiary, is expected to be identified as having a controlling financial interest and thus is required to consolidate the VIE. The Company evaluates all arrangements that may include a variable interest in an entity to determine if it may be the primary beneficiary, and would be required to include assets, liabilities and operations of a VIE in its consolidated financial statements. As of December 31, 2012 and 2011, no such interest existed.

Use of Estimates, Policy [Policy Text Block]

b) Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Concentration Risk, Credit Risk, Policy [Policy Text Block]

c) Concentration of Credit Risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents, trade accounts receivable, insurance claims, prepayments and advances, and derivative contracts (interest rate swaps). The Company places its cash and cash equivalents, consisting mostly of deposits, with high credit qualified financial institutions. The Company monitors the credit risk regarding charterer’s turnover in order to review its reliance on individual charterers. The Company does not obtain rights to collateral to reduce its credit risk. The Company is exposed to credit risk in the event of non-performance by counter parties to derivative instruments; however, the Company limits its exposure by diversifying among counter parties with high credit ratings. Credit risk with respect to trade account receivable is considered high due to the fact that the Company’s total income is derived from a few charterers. For the year ended December 31, 2012, one charterer individually accounted for more than 10% of the Company’s voyage revenues, one charterer individually accounted for more than 10% of the Company’s voyage revenues for the year ended December 31, 2011, and three charterers individually accounted for more than 10% of the Company’s voyage revenues for the year ended December 31, 2010 as follows:

Charterer	2012	2011	2010
A	22%	33%	12%
B	Less than 10%	Less than 10%	14%
C	Less than 10%	Less than 10%	16%

Foreign Currency Transactions and Translations Policy [Policy Text Block]

d) Foreign Currency Translation: The functional currency of the Company is the U.S. Dollar because the Company’s vessels operate in international shipping markets, and therefore primarily transact business in U.S. Dollars. The Company’s accounting records are maintained in U.S. Dollars. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet date, monetary assets and liabilities, which are denominated in other currencies, are translated into U.S. Dollars at the year-end exchange rates. Resulting gains or losses are included in other income/loss in the accompanying consolidated statements of operations.

Cash and Cash Equivalents, Policy [Policy Text Block]

e) Cash and Cash Equivalents: The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]

f) Restricted Cash: Restricted cash includes bank deposits that are required under the Company’s borrowing arrangements to be kept as part of the security required under the respective loan agreements.

Receivables, Policy [Policy Text Block]

g) Trade Receivables, net: The amount shown as Trade Receivables at each balance sheet date includes receivables from charterers for hire, freight and demurrage billings, net of an allowance for doubtful debts. An estimate is made of the allowance for doubtful debts based on a review of all outstanding amounts at year end, and an allowance is made for any accounts which management believes are not recoverable.

Unpaid Policy Claims and Claims Adjustment Expense, Policy [Policy Text Block]

h) Insurance Claims: Insurance claims comprise claims submitted and/or claims in the process of compilation for submission (claims pending) relating to hull and machinery or protection and indemnity insurance coverage. They are recorded as incurred on the accrual basis and represent the claimable expenses incurred, net of deductibles, the recovery of which is probable under the related insurance policies and the Company can make an estimate of the amount to be reimbursed. Any non-recoverable amounts are included in accrued liabilities and depending on their nature, are classified as operating expenses or voyage expenses in the statement of operations. The classification of insurance claims (if any) into current and non-current assets is based on management’s expectations as to their collection dates.

Inventory, Policy [Policy Text Block]

i) Inventories: Inventories, which are comprised of bunkers and lubricants remaining on board of the vessels at year end, are valued at the lower of cost, as determined on a first-in, first-out basis, or market.

Advances for Vessels Under Construction [Policy Text Block]

j) Advances for vessels under construction: This account includes milestone payments relating to the shipbuilding contracts with the shipyard, and various pre-purchase costs and expenses for which the recognition criteria are met.

Capitalization of Deferred Policy Acquisition Costs, Policy [Policy Text Block]

k) Vessels’ Cost: Vessels are stated at cost, which consists of the contract purchase price and any material expenses incurred upon acquisition (initial repairs, improvements, delivery expenses and other expenditures to prepare the vessel for her initial voyage). Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels. Otherwise, these expenditures are charged to expense as incurred.

Depreciation, Depletion, and Amortization [Policy Text Block]

l) Vessels’ Depreciation: The cost of the Company’s vessels is depreciated on a straight-line basis over the vessels’ remaining economic useful lives from the acquisition date, after considering the estimated residual value (vessel’s residual value is equal to the product of its lightweight tonnage and estimated scrap rate). Effective April 1, 2009, and following management’s reassessment of the useful lives of the Company’s assets, the fleets useful life was increased from 27 to 28 years since the date of initial delivery from the shipyard. Management’s estimate was based on the current vessels’ operating condition, as well as the conditions prevailing in the market for the same type of vessels.

Vessels Held for Sale [Policy Text Block]

m) Vessels held for sale: It is the Company’s policy to dispose of vessels when suitable opportunities arise and not necessarily to keep them until the end of their useful life. The Company classifies assets and disposal groups of assets as being held for sale in accordance with ASC 360, “Property, Plant and Equipment,” when the following criteria are met: (i) management possessing the necessary authority has committed to a plan to sell the asset; (ii) the asset is immediately available for sale on an “as is” basis; (iii) an active program to find the buyer and other actions required to execute the plan to sell the asset have been initiated; (iv) the sale of the asset is probable, and transfer of the asset is expected to qualify for recognition as a completed sale within one year; (v) the asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value and (vi) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. Long-lived assets or disposal groups classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. These assets are not depreciated once they meet the criteria to be held for sale and are classified in current assets on the consolidated balance sheet.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]

n) Impairment of Long-lived Assets: The Company follows the guidance under ASC 360, “Property, Plant and Equipment,” which addresses financial accounting and reporting for the impairment or disposal of long-lived assets. The standard requires that, long-lived assets and certain identifiable intangibles held and used or disposed of by an entity be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. When the estimate of undiscounted cash flows, excluding interest charges, expected to be generated by the use of the asset is less than its carrying amount, the Company should evaluate the asset for an impairment loss. Measurement of the impairment loss is based on the fair value of the asset which is determined based on management estimates and assumptions and by making use of available market data. The fair values are determined through Level 2 inputs of the fair value hierarchy as defined in ASC 820 “Fair value measurements and disclosures” and are derived principally from or by corroborated or observable market data. Inputs, considered by management in determining the fair value, include independent broker’s valuations, FFA indices, average charter hire rates and other market observable data that allow value to be determined. The Company evaluates the carrying amounts and periods over which long-lived assets are depreciated to determine if events have occurred which would require modification to their carrying values or useful lives. In evaluating useful lives and carrying values of long-lived assets, management reviews certain indicators of potential impairment, such as future undiscounted net operating cash flows, vessel sales and purchases, business plans and overall market conditions. In performing the recoverability tests the Company determines future undiscounted net operating cash flows for each vessel and compares it to the vessel’s carrying value. The future undiscounted net operating cash flows are determined by considering the Company’s alternative courses of action, estimated vessel’s utilization, its scrap value, the charter revenues from existing time charters for the fixed fleet days and an estimated daily time charter equivalent for the unfixed days over the remaining estimated useful life of the vessel, net of vessel operating expenses adjusted for inflation, and cost of scheduled major maintenance. When the Company’s estimate of future undiscounted net operating cash flows for any vessel is lower than the vessel’s carrying value, the carrying value is written down, by recording a charge to operations, to the vessel’s fair market value.

As of December 31, 2012, the Company performed an impairment assessment of its long-lived assets by comparing the undiscounted net operating cash flows for each vessel to its respective carrying value. The significant factors and assumptions the Company used in each future undiscounted net operating cash flow analysis included, among others, operating revenues, commissions, off-hire days, dry-docking costs, operating expenses and management fee estimates. Revenue assumptions were based on contracted time charter rates up to the end of life of the current contract of each vessel as well as Forward Freight Agreements (FFAs) and market historical average time charter rates for the remaining life of the vessel after the completion of the current contracts. In addition, the Company used an annual operating expenses escalation factor and an estimate of off hire days. All estimates used and assumptions made were in accordance with the Company’s internal budgets and historical experience of the shipping industry. The Company’s assessment concluded that for vessels that are intended to be held and used no impairment existed as of December 31, 2012, as the future undiscounted net operating cash flows per vessel exceeded the carrying value of each vessel. For the vessels for which alternative courses of action (including their sale) are under consideration, an impairment charge of $12,480 was recognized in 2012 and reflected in the accompanying consolidated statement of operations. (see Notes 5 and 6)

Accounting for Special Survey and Dry-docking Costs [Policy Text Block]

o) Accounting for Special Survey and Dry-docking Costs: The Company follows the deferral method of accounting for special survey and dry-docking costs, whereby actual costs incurred are deferred and are amortized over periods of five and two and a half years, respectively. If special survey or dry-docking is performed prior to the scheduled date, the remaining unamortized balances are immediately written-off. In the accompanying financial statements, costs deferred are presented on a consistent basis and are limited to actual costs incurred at the yard, paints, class renewal expenses, and parts used in the dry docking or special survey. Indirect costs and/or costs related to ordinary maintenance, carried out while at dry dock, are expensed when incurred as they do not provide any future economic benefit. Unamortized dry-docking and special survey costs of vessels that are sold are written off at the time of the respective vessels’ sale and are included in the calculation of the resulting gain or loss from such sale.

Financing Costs [Policy Text Block]

p) Financing Costs: Fees incurred for obtaining new loans are deferred and amortized over the loans’ respective repayment periods, using the effective interest rate method. These charges are included in the balance sheet line item Deferred Charges. Any unamortized balance of costs relating to loans repaid or refinanced is expensed in the period the repayment or refinancing is made, if the refinancing is deemed to be a debt extinguishment under the provision of ASC 470-50 “Debt: Modifications and Extinguishments.”

Revenue Recognition, Policy [Policy Text Block]

q) Unearned Revenue: Unearned revenue includes cash received prior to the balance sheet date and is related to revenue earned after such date. These amounts are recognized as revenue over the voyage or charter period.

Derivatives, Policy [Policy Text Block]

r) Interest Rate Swaps: The Company uses interest rate swaps to manage net exposure to interest rate changes related to its borrowings. Such swap agreements, designated as “economic hedges” are recorded at fair value with changes in the derivatives’ fair value recognized in earnings unless specific hedge accounting criteria are met. During the years ended December 31, 2010, 2011 and 2012, there was no derivative transaction meeting such hedge accounting criteria; therefore the change in their fair value is recognized in earnings.

Fair Value of Financial Instruments, Policy [Policy Text Block]

s) Financial Instruments: The principal financial assets of the Company consist of cash and cash equivalents and restricted cash, trade receivables (net of allowance), insurance claims, prepayments and advances. The principal financial liabilities of the Company consist of accounts payable, accrued liabilities, deferred revenue, long-term debt, and interest-rate swaps. The carrying amounts reflected in the accompanying consolidated balance sheets of financial assets and liabilities, approximate their respective fair values.

Fair Value Measurement, Policy [Policy Text Block]

t) Fair Value Measurements: The Company follows the provisions of ASC 820, “Fair Value Measurements and Disclosures” which defines, and provides guidance as to the measurement of, fair value. ASC 820 creates a hierarchy of measurement and indicates that, when possible, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The fair value hierarchy gives the highest priority (Level 1) to quoted prices in active markets and the lowest priority (Level 3) to unobservable data, for example, the reporting entity’s own data. Under the standard, fair value measurements are separately disclosed by level within the fair value hierarchy. ASC 820 applies when assets or liabilities in the financial statements are to be measured at fair value, but does not require additional use of fair value beyond the requirements in other accounting principles.

Fair Value Option [Policy Text Block]

u) Fair value option: In February, 2007, the FASB issued ASC 825, “Financial Instruments,” which permits companies to report certain financial assets and financial liabilities at fair value. ASC 825 was effective for the Company as of January 1, 2008 at which time the Company could elect to apply the standard prospectively and measure certain financial instruments at fair value. The Company evaluated the guidance contained in ASC 825 and elected not to report any existing financial assets or liabilities at fair value that are not already reported at fair value, therefore the adoption of the statement had no impact on its financial position and results of operations. The Company retains the ability to elect the fair value option for certain future assets and liabilities acquired under this pronouncement.

Revenue Recognition Deferred Revenue and Expenses [Policy Text Block]

v) Accounting for Revenue and Expenses: Revenue is recorded when services are rendered, the Company has a signed charter agreement or other evidence of an arrangement, the price is fixed or determinable, and collection is reasonably assured. A voyage charter involves the carriage of a specific amount and type of cargo from specific load port(s) to specific discharge port(s), subject to various cargo handling terms, in return for payment of an agreed upon freight rate per ton of cargo. A time charter involves placing a vessel at the charterers’ disposal for a period of time during which the charterer uses the vessel in return for the payment of a specified daily hire rate. Short period charters for less than three months are referred to as spot charters. Time charters extending three months to a year are generally referred to as medium term charters. All other time charters are considered long term. Voyage revenues for the transportation of cargo are recognized ratably over the estimated relative transit time of each voyage. A voyage is deemed to commence when a vessel is available for loading of its next fixed cargo and is deemed to end upon the completion of the discharge of the current cargo. Revenues from time chartering of vessels are accounted for as operating leases and are thus recognized on a straight line basis as the average revenue over the rental periods of such charter agreements, as service is provided. Voyage expenses, primarily consisting of port, canal and bunker expenses that are unique to a particular charter, are paid for by the charterer under time charter arrangements or by the Company under voyage charter arrangements, except for commissions, which are always paid for by the Company, regardless of charter type. All voyage and vessel operating expenses are expensed as incurred, except for commissions. Commissions are deferred over the related voyage charter period to the extent revenue has been deferred since commissions are earned as the Company’s revenues are earned. Probable losses on voyages in progress are provided for in full at the time such losses can be estimated.

Profit Sharing Arrangements [Policy Text Block]

w) Profit Sharing Arrangements: From time to time, the Company has entered into profit sharing arrangements with its charterers, whereby the Company may have received additional income at an agreed percentage of net earnings earned by such charterer, where those earnings are over the base rate of hire and settled periodically during the term of the charter agreement. Revenues generated from the profit sharing arrangements are recorded in the period they are earned.

Maintenance Cost, Policy [Policy Text Block]

x) Repairs and Maintenance: All repair and maintenance expenses, including major overhauling and underwater inspection expenses, are charged against income as incurred and are included in vessel operating expenses in the accompanying consolidated statements of operations.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]

y) Stock-Based Compensation: Following the provisions of ASC 718, “Compensation- Stock Compensation” the Company recognizes all share-based payments to employees, including grants of employee stock options, in the consolidated statements of operations based on their fair values on the grant date. Compensation cost on stock based awards with graded vesting is recognized on an accelerated basis as though each separately vesting portion of the award was in substance, a separate award.

Earnings Per Share, Policy [Policy Text Block]

z) Earnings/(Losses) per Share: Basic earnings/(losses) per share are computed by dividing net income (loss) by the weighted average number of common shares outstanding during the periods presented. Diluted earnings per share reflect the potential dilution that would occur if securities or other contracts to issue common stock were exercised. Dilution has been computed by the treasury stock method whereby all of the Company’s dilutive securities (warrants, options and restricted shares) are assumed to be exercised and the proceeds used to repurchase common shares at the weighted average market price of the Company’s common stock during the relevant periods. The incremental shares (the difference between the number of shares assumed issued and the number of shares assumed purchased) are included in the denominator of the diluted earnings/(losses) per share computation unless such inclusion would be anti-dilutive.

Segment Reporting, Policy [Policy Text Block]

aa) Segment Reporting: The Company reports financial information and evaluates its operations by total charter revenues. The Company does not have discrete financial information to evaluate the operating results for each type of charter. Although revenue can be identified for these types of charters, management does not identify expenses, profitability or other financial information for these charters. As a result, management, including the chief operating decision makers, review operating results solely by revenue per day and operating results of the fleet and thus the Company has determined that it operates under one reportable segment. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographic information is impracticable.

Subsequent Events, Policy [Policy Text Block]	bb) Subsequent Events: The Company evaluates subsequent events or transactions up to the date in which the financial statements are issued according to the requirements of ASC 855.
New Accounting Pronouncements, Policy [Policy Text Block]

cc) Recent Accounting Pronouncements:

Fair Value

In May 2011, the FASB issued new guidance for fair value measurements intended to achieve common fair value measurement and disclosure requirements in U.S. GAAP and International Financial Reporting Standards. The amended guidance provides a consistent definition of fair value to ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and International Financial Reporting Standards. The amended guidance changes certain fair value measurement principles and enhances the disclosure requirements, particularly for Level 3 fair value measurements. The amended guidance was effective for the Company beginning January 1, 2012. The adoption of the new guidance for fair value measurements had no effect on the Company’s consolidated financial statements.

Comprehensive Income

In June 2011, the FASB issued ASU 2011-05 Comprehensive Income (Topic 220): Presentation of Comprehensive Income. Under the amendments to Topic 220, Comprehensive Income, in this Update, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. This update eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The amendments in this update do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. ASU is effective for the fiscal years beginning after December 15, 2011. The Company follows the provisions of ASC 220, “Comprehensive Income,” which requires separate presentation of certain transactions, which are recorded directly as components of stockholders’ equity. The provisions of ASU 2011-05 had no effect on the Company’s consolidated financial statements. In December 2011, the FASB issued ASU 2011-11, “Balance Sheet (Topic 210): Disclosures about offsetting Assets and Liabilities”. The objective of this update is to provide enhanced disclosures that will enable financial statements’ users to evaluate the effect or potential effect of netting arrangements on an entity’s financial position. This includes the effect or potential effect of rights of setoff associated with an entity’s recognized assets and recognized liabilities within the scope of this ASU. The amendments require enhanced disclosures by requiring improved information about financial instruments and derivative instruments that are either (1) offset in accordance with either Section 210-20-45 or Section 815-10-45 or (2) subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with either Section 210-20-45 or Section 815-10-45. The amendments in this update are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The provisions of ASU 2011-11 are not expected to have a material impact on the Company’s consolidated financial statements.

In December 2011, FASB issued an Accounting Standards Update for balance sheet, which contains new disclosure requirements regarding the nature of an entity's rights of offset and related arrangements associated with its financial instruments and derivative instruments. Under U.S. GAAP, certain derivative and repurchase agreement arrangements are granted exceptions from the general off-setting model. The new disclosure requirement will provide financial statement users information regarding both gross and net exposures. This guidance is effective for annual and interim financial statements beginning on or after January 1, 2013. Retrospective application is required. The Company does not expect a material impact on the Company’s consolidated financial statements as a result of the adoption of this standard.

In July 2012, the FASB released an Accounting Standards Update for Intangibles-Goodwill and Other, Testing Indefinite-Lived Intangible Assets for Impairment. The ASU gives companies the option to perform a qualitative assessment before calculating the fair value of the indefinite-lived intangible asset. Under the guidance, if this option is selected, a company is not required to calculate the fair value of the indefinite-lived intangible unless the entity determines it is more likely than not that its fair value is less than its carrying amount. The provisions are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, but early adoption is permitted. The Company’s adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

In February 2013, the FASB issued new accounting guidance that improves the reporting of reclassifications out of accumulated other comprehensive income. This new guidance requires entities to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income when applicable or to cross-reference the reclassifications with other disclosures that provide additional detail about the reclassifications made when the reclassifications are not made to net income. The new standard is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2012. The Company does not expect this guidance to have a material impact on the Company’s consolidated financial statements.

Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2012
Basis of Presentation and General Information and Significant Accounting Policies [Abstract]
Schedule of Subsidiaries Ownership Interests [Table Text Block]

As of December 31, 2012, FreeSeas is the sole owner of all outstanding shares of the following subsidiaries:

Company	% Owned	M/V	Type	Dwt	Year Built/ Expected Year of Delivery	Date of Acquisition	Date of Disposal	Date of Contract Termination

Adventure Two S.A.	100%	Free Destiny	Handysize	25,240	1982	08/04/04	08/27/10	N/A

Adventure Three S.A.	100%	Free Envoy	Handysize	26,318	1984	09/29/04	05/13/11	N/A

Adventure Four S.A.	100%	Free Fighter	Handysize	38,905	1982	06/14/05	04/27/07	N/A

Adventure Five S.A.	100%	Free Goddess	Handysize	22,051	1995	10/30/07	N/A	N/A

Adventure Six S.A.	100%	Free Hero	Handysize	24,318	1995	07/03/07	N/A	N/A

Adventure Seven S.A.	100%	Free Knight	Handysize	24,111	1998	03/19/08	N/A	N/A

Adventure Eight S.A.	100%	Free Jupiter	Handymax	47,777	2002	09/05/07	N/A	N/A

Adventure Nine S.A.	100%	Free Impala	Handysize	24,111	1997	04/02/08	N/A	N/A

Adventure Ten S.A.	100%	Free Lady	Handymax	50,246	2003	07/07/08	11/08/11	N/A

Adventure Eleven S.A.	100%	Free Maverick	Handysize	23,994	1998	09/01/08	N/A	N/A

Adventure Twelve S.A.	100%	Free Neptune	Handysize	30,838	1996	08/25/09	N/A	N/A

Adventure Fourteen S.A.	100%	Hull 1	Handysize	33,600	2012	N/A	N/A	04/28/12

Adventure Fifteen S.A.	100%	Hull 2	Handysize	33,600	2012	N/A	N/A	06/04/12

Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Basis of Presentation and General Information and Significant Accounting Policies [Abstract]
Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
For the year ended December 31, 2012, one charterer individually accounted for more than 10% of the Company’s voyage revenues, one charterer individually accounted for more than 10% of the Company’s voyage revenues for the year ended December 31, 2011, and three charterers individually accounted for more than 10% of the Company’s voyage revenues for the year ended December 31, 2010 as follows:

Charterer	2012	2011	2010
A	22%	33%	12%
B	Less than 10%	Less than 10%	14%
C	Less than 10%	Less than 10%	16%

Vessels, net (Tables)	12 Months Ended
Dec. 31, 2012
Vessels, Net [Abstract]
Property, Plant and Equipment [Table Text Block]

	Vessels Cost	Accumulated Depreciation	Net Book Value
December 31, 2009	$309,816	$(39,115)	$270,701
Depreciation	—	(15,365)	(15,365)
Disposal	(7,600)	5,561	(2,039)
Vessel held for sale	(27,981)	5,472	(22,509)
Vessel impairment charge	(22,921)	5,824	(17,097)
December 31, 2010	$251,314	$(37,623)	$213,691

Depreciation	—	(8,664)	(8,664)
Disposal	(9,461)	7,279	(2,182)
Vessels held for sale	(76,302)	1,214	(75,088)
Vessel impairment charge	(62,414)	16,076	(46,338)
December 31, 2011	$103,137	$(21,718)	$81,419
Depreciation	—	(5,729)	(5,729)
December 31, 2012	$103,137	$(27,447)	$75,690

Vessels held for sale (Tables)	12 Months Ended
Dec. 31, 2012
Vessels held for sale [Abstract]
Schedule of Vessels Held for Sale [Table Text Block]

Net Book Value
December 31, 2009	$—
Additions	22,509
Vessel impairment charge	(8,903)
December 31, 2010	$13,606
Additions	75,088
Disposals	(20,503)
Drydocking costs	564
Vessel impairment charge	(23,483)
December 31, 2011	$45,272
Vessel impairment charge	(12,480)
December 31, 2012	$32,792

Deferred Charges (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Costs [Abstract]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]
Dry Docking Costs– Non Current	Special Survey Costs – Non Current	Financing Costs- Current	Total
December 31, 2009	$753	$1,425	$817	$2,995
Additions	1,610	937	—	2,547
Write-offs	(298)	(333)	—	(631)
Amortization	(834)	(1,054)	(211)	(2,099)
December 31, 2010	$1,231	$975	$606	$2,812
Additions	172	20	—	192
Write-offs	(126)	(280)	(100)	(506)
Vessels held for sale	(124)	(67)	—	(191)
Amortization	(622)	(293)	(176)	(1,091)
December 31, 2011	$531	$355	$330	$1,216
Additions	—	—	3,303	3,303
Write-offs	—	—	(191)	(191)
Vessels held for sale	112	189	—	301
Amortization	(628)	(360)	(555)	(1,543)
December 31, 2012	$15	$184	$2,887	$3,086

Financial Instruments and Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Financial Instruments and Fair Value Measurements [Abstract]
Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance and Financial Position, Location [Table Text Block]
The following tables present information with respect to the fair values of derivatives reflected in the balance sheet on a gross basis by transaction. The tables also present information with respect to gains and losses on derivative positions reflected in the Statement of income.

Fair Value of Derivative Instruments

		Asset Derivatives		Liability Derivatives
		December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value

Derivatives not designated as hedging instruments

Interest rate swaps	Derivative financial instruments - current portion	$—	$—	$446	$760

	Derivative financial instruments - net of current portion	—	—	—	—

	Total derivatives	$—	$—	$446	$760

The Effect of Derivative Instruments on the Statement of Operations for the Years Ended December 31, 2012, 2011 and 2010

Derivatives Not Designated as Hedging Instruments

		Amount
Derivative	Loss Recognized on Derivative Location	2012	2011	2010
Interest rate swaps	Loss on derivative instruments	$85	$178	$465

Total		$85	$178	$465

Fair Value, Liabilities Measured on Recurring Basis [Table Text Block]

The following table summarizes the valuation of liabilities measured at fair value on a recurring basis as of the valuation date:

	December 31,	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Recurring measurements:	2012	(Level 1)	(Level 2)	(Level 3)
Interest rate swap contracts	$446	$—	$446	$—

Total	$446	$—	$446	$—

Fair Value, Assets Measured on Recurring Basis [Table Text Block]

The following table summarizes the valuation of assets measured at fair value on a non-recurring basis as of the valuation date:

	December 31,	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Non -Recurring measurements:	2011	(Level 1)	(Level 2)	(Level 3)
Vessels held for sale	$45,272	$—	$45,272	$—

Total	$45,272	$—	$45,272	$—

Non -Recurring measurements:	December 31, 2012	(Level 1)	(Level 2)	(Level 3)
Vessels held for sale	$32,792	$—	$32,792	$—

Total	$32,792	$—	$32,792	$—

Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Long-Term Debt [Abstract]
Schedule of Debt [Table Text Block]

Long-term debt as of December 31, 2012 and 2011 consists of the following bank loans:

	(In thousands of U.S. Dollars)
	December 31, 2012			December 31, 2011
Lender	Current Portion	Long- term portion	Total	Current portion	Long- term	Total
Deutsche Bank Nederland (a)	$14,741	$—	$14,741	$13,250	$—	$13,250
Deutsche Bank Nederland (b)	$14,741	$—	$14,741	$16,009	$—	$16,009
Credit Suisse (c)	$8,170	$—	$8,170	$19,099	$—	$19,099
Credit Suisse (d)	$8,170	$—	$8,170	$17,351	$—	$17,351
Credit Suisse (e)	$20,110	$—	$20,110	$—	$—	$—
First Business Bank (f)	$23,237	$—	$23,237	$23,237	$—	$23,237
Total	$89,169	$—	$89,169	$88,946	$—	$88,946

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]

The following table summarizes our contractual obligations and their maturity dates as of December 31, 2012:

	Payments Due by Period
(Dollars in thousands)	Total	Less than 1 year	2- year	3- year	4- year	5- year	More than 5 years
	(U.S. dollars in thousands)

Debt	$89,169	$89,169	$—	$—	$—	$—	$—

Interest on variable-rate debt	1,501	1,501	—	—	—	—	—

Services fees to the Manager	9,403	1,635	1,635	1,635	1,635	1,635	1,228

Management fees to the Manager	9,696	1,822	683	683	683	683	5,142

Total obligations	$109,769	$94,127	$2,318	$2,318	$2,318	$2,318	$6,370

Earnings/(Losses) per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings(Losses) Per Share [Abstract]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Table Text Block]

The components of the denominator for the calculation of basic earnings/(losses) per share and diluted earnings/(losses) per share for the years ended December 31, 2012, 2011 and 2010, respectively, adjusted to reflect the reverse stock split effective February 14, 2013 (Note 13), are as follows:

	For the year ended December 31, 2012	For the year ended December 31, 2011	For the year ended December 31, 2010
Numerator
Net loss – basic and diluted	$(30,888)	$(88,196)	$(21,821)
Basic earnings per share denominator:
Weighted average common shares outstanding	837,173	648,507	631,360
Diluted earnings per share denominator:
Weighted average common shares outstanding	837,173	648,507	631,360
Dilutive common shares:
Options	—	—	—
Warrants	—	—	—
Restricted shares	—	—	—

Dilutive effect	—	—	—

Weighted average common shares – diluted	837,173	648,507	631,360

Basic income/(loss) per common share	$(36.90)	$(136)	$(34.56)
Diluted income/(loss) per common share	$(36.90)	$(136)	$(34.56)

Stock Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2012
Stock Incentive Plan [Abstract]
Schedule of Share-based Compensation Stock Options Restricted Shares Warrants Activity [Table Text Block]

Presented below is a table reflecting the activity in the restricted shares, options, Class A warrants, Class W warrants and Class Z Warrants from January 1, 2010 through December 31, 2012:

	Restricted Shares	Options	Class A Warrants	Class W Warrants	Class Z Warrants	Total	Average Exercise Price	Options Exercisable	Class A Warrants Exercisable	Class W Warrants Exercisable	Class Z Warrants Exercisable	Total	Average Exercise Price

01-Jan-10	18,400	1,200	15,000	78,626	165,500	278,727	$216.60	900	15,000	78,626	165,500	260,026	$215.50
Options vested	—	—	—	—	—	—		300	—	—	—	300
Options forfeited	—	—	—	—	—	—		—	—	—	—	—
Warrants expired	—	—	—	(78,626)	—	(78,626)		—	—	(78,626)	—	(78,626)
Warrants exercised	—	—	—	—	—	—		—	—	—	—	—
Restricted shares issued	—	—	—	—	—	—		—	—	—	—	—
Restricted shares vested	(4,000)	—	—	—	—	(4,000)		—	—	—	—	—
Restricted shares forfeited	(1,000)	—	—	—	—	(1,000)		—	—	—	—	—

31-Dec-10	13,400	1,200	15,000	0	165,500	195,100	$255.20	1,200	15,000	0	165,500	181,700	$255.20
Options vested	—	—	—	—	—	—		—	—	—	—	—
Options forfeited	—	—	—	—	—	—		—	—	—	—	—
Options expired	—	—	—	—	—	—		—	—	—	—	—
Warrants exercised	—	—	—	—	(886)	(886)		—	—	—	(886)	(886)
Warrants expired	—	—	(15,000)	—	(164,614)	(179,614)		—	(15,000)	—	(164,614)	(179,614)
Restricted shares vested	—	—	—	—	—	—		—	—	—	—	—
Restricted shares forfeited	(1,400)	—	—	—	—	(1,400)		—	—	—	—	—

31-Dec-11	12,000	1,200	—	—	—	13,200	$412.50	1,200	—	—	—	1,200	$412.50
Options vested	—	—	—	—	—	—		—	—	—	—	—
Options forfeited	—	—	—	—	—	—		—	—	—	—	—
Options expired	—	(1,200	—	—	—	(1,200)		(1,200)	—	—	—	(1,200)
Warrants exercised	—	—	—	—	—	—		—	—	—	—	—
Warrants expired	—	—	—	—	—	—		—	—	—	—	—
Restricted shares vested	(7,000)	—	—	—	—	(7,000)		—	—	—	—	—
Restricted shares forfeited	—	—	—	—	—	—		—	—	—	—	—

31-Dec-12	5,000	—	—	—	—	5,000	$—	—	—	—	—	—	$—

Basis of Presentation and General Information (Details)	1 Months Ended	12 Months Ended
	Aug. 17, 2010 MetricTon	Dec. 31, 2012 Adventure Two [Member] MetricTon	Dec. 31, 2012 Adventure Three [Member] MetricTon	Dec. 31, 2012 Adventure Four [Member] MetricTon	Dec. 31, 2012 Adventure Five [Member] MetricTon	Dec. 31, 2012 Adventure Six [Member] MetricTon	Dec. 31, 2012 Adventure Seven [Member] MetricTon	Dec. 31, 2012 Adventure Eight [Member] MetricTon	Dec. 31, 2012 Adventure Nine [Member] MetricTon	Dec. 31, 2012 Adventure Ten [Member] MetricTon	Dec. 31, 2012 Adventure Eleven [Member] MetricTon	Dec. 31, 2012 Adventure Twelve [Member] MetricTon	Dec. 31, 2012 Adventure Fourteen [Member] MetricTon	Dec. 31, 2012 Adventure Fifteen [Member] MetricTon
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions		100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Type Of Motor Vessel		Free Destiny	Free Envoy	Free Fighter	Free Goddess	Free Hero	Free Knight	Free Jupiter	Free Impala	Free Lady	Free Maverick	Free Neptune	Hull 1	Hull 2
Type Of Ship		Handysize	Handysize	Handysize	Handysize	Handysize	Handysize	Handymax	Handysize	Handymax	Handysize	Handysize	Handysize	Handysize
Dead Weight Tonnage	33,600	25,240	26,318	38,905	22,051	24,318	24,111	47,777	24,111	50,246	23,994	30,838	33,600	33,600
Year Built		1982	1984	1982	1995	1995	1998	2002	1997	2003	1998	1996	2012	2012
Date Of Acquisition		Aug 4, 2004	Sep 29, 2004	Jun 14, 2005	Oct 30, 2007	Jul 3, 2007	Mar 19, 2008	Sep 5, 2007	Apr 2, 2008	Jul 7, 2008	Sep 1, 2008	Aug 25, 2009
Date Of Disposal		Aug 27, 2010	May 13, 2011	Apr 27, 2007						Nov 8, 2011
Date Of Contract Termination													Apr 28, 2012	Jun 4, 2012

Basis of Presentation and General Information (Details Textual)	0 Months Ended		12 Months Ended
	Feb. 14, 2013	Sep. 30, 2010	Dec. 31, 2012
Entity Incorporation, Date of Incorporation			Apr 23, 2004
Stockholders' Equity, Reverse Stock Split	one share for ten share reverse stock split	one share for five share reverse stock split

Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Charterer A [Member]
Concentration Risk, Benchmark Description	22%	33%	12%
Charterer B [Member]
Concentration Risk, Benchmark Description	Less than 10%	Less than 10%	14%
Charterer C [Member]
Concentration Risk, Benchmark Description	Less than 10%	Less than 10%	16%

Significant Accounting Policies (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 01, 2009 Maximum [Member]	Apr. 01, 2009 Minimum [Member]
Equity Method Investment, Ownership Percentage	50.00%
Percentage of Charterers Revenue in Voyage Revenue	more than 10%	more than 10%	more than 10%
Finite-Lived Intangible Asset, Useful Life				28 years	27 years
Impairment of Long-Lived Assets Held-for-use	$ 12,480	$ 69,998	$ 26,631

Going Concern (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended												3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Facility A [Member] Deutsche Bank [Member]	Feb. 28, 2013 Facility A [Member] Deutsche Bank [Member]	Jan. 31, 2013 Facility A [Member] Deutsche Bank [Member]	Dec. 31, 2012 Facility A [Member] Deutsche Bank [Member]	Nov. 30, 2012 Facility A [Member] Deutsche Bank [Member]	Oct. 31, 2012 Facility A [Member] Deutsche Bank [Member]	Mar. 31, 2013 Facility B [Member] Deutsche Bank [Member]	Feb. 28, 2013 Facility B [Member] Deutsche Bank [Member]	Jan. 31, 2013 Facility B [Member] Deutsche Bank [Member]	Dec. 31, 2012 Facility B [Member] Deutsche Bank [Member]	Nov. 30, 2012 Facility B [Member] Deutsche Bank [Member]	Oct. 31, 2012 Facility B [Member] Deutsche Bank [Member]	Mar. 31, 2013 Facility A and Facility B [Member] Deutsche Bank [Member]	Dec. 31, 2012 Facility A and Facility B [Member] Deutsche Bank [Member]
Working Capital Deficit	$ 70,973	$ 47,186
Net Income (Loss) Attributable to Parent	(30,888)	(88,196)	(21,821)
Line of Credit Facility, Periodic Payment				$ 20	$ 20	$ 20	$ 20	$ 20	$ 20	$ 20	$ 20	$ 20	$ 20	$ 20	$ 20	$ 120	$ 120

Related Party Transactions (Details Textual)	1 Months Ended		12 Months Ended				1 Months Ended	3 Months Ended	12 Months Ended				1 Months Ended				3 Months Ended	12 Months Ended					1 Months Ended		12 Months Ended																1 Months Ended		3 Months Ended						12 Months Ended		12 Months Ended
	Apr. 23, 2012	Jun. 30, 2011	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Apr. 30, 2012 USD ($)	Dec. 23, 2011 First Business Bank [Member] USD ($)	Mar. 31, 2012 First Business Bank [Member] USD ($)	Dec. 31, 2012 First Business Bank [Member] USD ($)	Dec. 31, 2011 First Business Bank [Member] USD ($)	Dec. 31, 2010 First Business Bank [Member] USD ($)	Dec. 31, 2009 First Business Bank [Member] USD ($)	Oct. 31, 2012 Manager [Member] USD ($)	Apr. 23, 2012 Manager [Member]	Jun. 30, 2011 Manager [Member] USD ($) Fee	Jun. 30, 2011 Manager [Member] EUR (€) Fee	Sep. 30, 2012 Manager [Member] USD ($)	Dec. 31, 2012 Manager [Member] USD ($)	Dec. 31, 2011 Manager [Member] USD ($)	Dec. 31, 2010 Manager [Member] USD ($)	Dec. 31, 2009 Manager [Member]	Mar. 31, 2012 Manager [Member] USD ($)	Jun. 30, 2011 Manager [Member] Minimum [Member] USD ($)	Jun. 30, 2011 Manager [Member] Maximum [Member] USD ($)	Dec. 31, 2012 Manager [Member] Management Fees [Member] USD ($)	Dec. 31, 2011 Manager [Member] Management Fees [Member] USD ($)	Dec. 31, 2010 Manager [Member] Management Fees [Member] USD ($)	Dec. 31, 2012 Manager [Member] Services Fees [Member] USD ($)	Dec. 31, 2011 Manager [Member] Services Fees [Member] USD ($)	Dec. 31, 2010 Manager [Member] Services Fees [Member] USD ($)	Dec. 31, 2012 Manager [Member] Superintendent Fees [Member] USD ($)	Dec. 31, 2011 Manager [Member] Superintendent Fees [Member] USD ($)	Dec. 31, 2010 Manager [Member] Superintendent Fees [Member] USD ($)	Dec. 31, 2012 Manager [Member] Other Expenses [Member] USD ($)	Dec. 31, 2011 Manager [Member] Other Expenses [Member] USD ($)	Dec. 31, 2010 Manager [Member] Other Expenses [Member] USD ($)	Dec. 31, 2011 Manager [Member] Relocation Expenses [Member] USD ($)	Dec. 31, 2011 Manager [Member] Management Fees and Supervision Expenses [Member] USD ($)	Dec. 31, 2010 Manager [Member] Management Fees and Supervision Expenses [Member] USD ($)	Jun. 30, 2011 Manager [Member] Criteria for Monthly Techincal Management Fee [Member] Fee	Oct. 31, 2012 Non Executive Member of Board of Directors [Member] USD ($)	Apr. 23, 2012 Non Executive Member of Board of Directors [Member] USD ($)	Sep. 30, 2012 Non Executive Member of Board of Directors [Member] USD ($)	Jun. 30, 2012 Non Executive Member of Board of Directors [Member] USD ($)	Mar. 31, 2012 Non Executive Member of Board of Directors [Member] USD ($)	Sep. 30, 2011 Non Executive Member of Board of Directors [Member] USD ($)	Jun. 30, 2011 Non Executive Member of Board of Directors [Member] USD ($)	Mar. 31, 2011 Non Executive Member of Board of Directors [Member] USD ($)	Dec. 31, 2012 Non Executive Member of Board of Directors [Member] USD ($)	Mar. 30, 2011 Non Executive Member of Board of Directors [Member] USD ($)	Dec. 31, 2012 Ship Brokering Firm [Member] USD ($)	Dec. 31, 2011 Ship Brokering Firm [Member] USD ($)	Dec. 31, 2010 Ship Brokering Firm [Member] USD ($)	Dec. 31, 2012 Management [Member]	Dec. 31, 2012 Board of Directors [Member]
Related Party Monthly Technical Management Fee																		$ 18,975					$ 16,500	$ 18,975
Office Space Rental Due, Share Percentage		65.00%
Related Party Monthly Services Fee																		136,275					118,500	136,275
Common and Maintenance Expenses, Share Percentage		65.00%
Reimbursement of Expenses															144,000	100,000
Maximum Euro Exchange Rate for Monthly Technical Management Fee															1.3	1.3																								1.3
Maximum Euro Exchange Rate for Monthly Services Fee															1.35	1.35																								1.35
Superintendant Attendance and Other Direct Expenses Per Day															400
Manager Fee Percentage on Gross Freight															1.25%	1.25%
Manager Commission Percentage on Gross Purchase Sale Price															1.00%	1.00%
Commissions related to Vessels Disposals																		0	261,000
Commercial Agreement Commissions																		174,000	371,000	728,000
Termination Fee																		89,020,000
Stock Authorized for Issuance in Lieu of Related Party Fee	166,069												219,650	166,069			219,650	302,870																							32,679	19,964	32,679	32,679	32,679	19,964	19,964	19,964	53,020						641,639
Management Fees Payable						926,000							807,000				807,000	538,000				926,000																					0	0	0	0	0		0	0
Board Fees Payable																																									152,000	155,000	152,000	152,000	152,000	155,000	155,000	0	48,000
Related Party Transaction, Expenses from Transactions with Related Party																		4,560,000	4,451,000	3,826,000					2,404,000	1,900,000	1,978,000	1,985,000	1,609,000	1,439,000	134,000	146,000	178,000	37,000	179,000	117,000	144,000	473,000	114,000
Stock Based Compensation Expense Included In Management and Services Fee																		1,037,000
Stock Issued During Period, Shares, Issued for Services																																																	52,643
Stock Based Compensation Expense Included In Management and Services Fee Gross																		1,442,000
Gain on Stock Issued to Manager Included in Management and Services Fee																		405,000
Stock Approved for Issuance During Period, Shares, Issued for Services																		355,890
Management and Board Fees Payable																		586,000
Due from Related Parties, Current			346,000	563,000																																															94,000	84,000
General and Administrative Expense			4,443,000	4,734,000	4,494,000													143,000	178,000	204,000
Proceeds from Related Party Debt												27,750,000
Due to Related Parties, Noncurrent									23,237,000			21,750,000
Related Party Loan Proceeds Utilized for Additional Liquidity												6,000,000
Interest Expense, Related Party									1,115,000	812,000	893,000
Debt Instrument, Periodic Payment							837,500	1,675,000	837,500
Debt Instrument, Periodic Payment, Interest							197,000		197,000
Commissions			$ (874,000)	$ (1,777,000)	$ (3,357,000)																																														$ 43,000	$ 56,000	$ 175,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross																					25,500
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number																																																						12,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period																																																						7,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Year One																																																						5,000
Debt Instrument, Debt Default, Description of Notice of Default			On July 11, August 22, November 28 and December 19, 2012, the Company received notices from FBB, according to which failure to (i) pay the $4,188 repayment installment due in December 2012, (ii) pay accrued interest and (iii) failure to pay default interest constitute an event of default.						On July 11, August 22, November 28 and December 19, 2012, the Company received notices from FBB, according to which failure to (i) pay the $4,188 repayment installment due in December 2012, (ii) pay accrued interest and (iii) failure to pay default interest constitute an event of default

Vessels, net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Vessels Cost, Beginning Balance	$ 103,137	$ 251,314	$ 309,816
Vessels Cost, Disposals		(9,461)	(7,600)
Vessels Cost, Vessel held for sale		(76,302)	(27,981)
Vessels Cost, Vessel impairment charge		(62,414)	(22,921)
Vessels Cost, Ending Balance	103,137	103,137	251,314
Accumulated Depreciation, Beginning Balance	(21,718)	(37,623)	(39,115)
Accumulated Depreciation, Depreciation	(5,729)	(8,664)	(15,365)
Accumulated Depreciation,Disposal		7,279	5,561
Accumulated Depreciation,Vessel held for sale		1,214	5,472
Accumulated Depreciation,Vessel impairment charge		16,076	5,824
Accumulated Depreciation, Ending Balance	(27,447)	(21,718)	(37,623)
Net Book Value, Beginning Balance	81,419	213,691	270,701
Net Book Value, Depreciation	(5,729)	(8,664)	(15,365)
Net Book Value, Disposal		(2,182)	(2,039)
Net Book Value, Vessel held for sale		(75,088)	(22,509)
Net Book Value, Vessel impairment charge		(46,338)	(17,097)
Net Book Value, Ending Balance	$ 75,690	$ 81,419	$ 213,691

Vessels, net (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Proceeds from Sale of Productive Assets		$ 4,200
Gain (Loss) on Sale of Property Plant Equipment	0	1,561	807
Unamortized Deferred Dry Docking Costs	177		631
Repayments of Bank Debt	40	31,513	17,500
Asset Impairment Charges		46,515
Deutsche Bank [Member]
Repayments of Bank Debt			2,700
Deutsche Bank Nederland [Member]
Repayments of Bank Debt		3,700
Credit Suisse Loan Facility [Member]
Repayments of Bank Debt		19,800
M V Free Jupiter [Member]
Asset Impairment Charges		15,048
M V Free Lady [Member]
Proceeds from Sale of Productive Assets		21,900
Asset Impairment Charges		$ 31,467

Vessels held for sale (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Vessels held for sale,Beginning balance	$ 45,272	$ 13,606	$ 0
Additions		75,088	22,509
Disposals		(20,503)
Drydocking costs		564
Vessel impairment charge	(12,480)	(23,483)	(8,903)
Vessels held for sale,Ending balance	$ 32,792	$ 45,272	$ 13,606

Vessels held for sale (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended					1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 M V Free Hero [Member]	Dec. 31, 2010 M V Free Hero [Member]	Dec. 31, 2012 M V Free Jupiter [Member]	Dec. 31, 2012 M V Free Impala [Member]	Dec. 31, 2010 M V Free Impala [Member]	Feb. 28, 2011 M V Free Neptune [Member]	Dec. 31, 2012 M V Free Neptune [Member]
Impairment of Long-Lived Assets to be Disposed of	$ 12,480	$ 23,483			$ 2,880		$ 3,360	$ 3,360			$ 2,880
Other Assets Held-for-sale, Current	32,792	45,272	13,606	0
Unamortized Deferred Dry Docking Costs	177		631
Impairment of Long-Lived Assets Held-for-use	12,480	69,998	26,631			9,378			17,253
Drydocking Cost and Special Survey										$ 373

Advances for Vessels under Construction (Details Textual) (USD $) In Thousands, unless otherwise specified	1 Months Ended
Aug. 17, 2010 MetricTon
Dead Weight Tonnage	33,600
Aggregate Purchase Price of Dead Weight Tonnage	$ 49,880
Extra Cost of Purchase	$ 1,080

Deferred Charges (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Beginning balance	$ 1,216	$ 2,812	$ 2,995
Additions	3,303	192	2,547
Write-offs	(191)	(506)	(631)
Vessels held for sale	301	(191)
Amortization	(1,543)	(1,091)	(2,099)
Ending balance	3,086	1,216	2,812
Dry Docking Costs- Non Current [Member]
Beginning balance	531	1,231	753
Additions	0	172	1,610
Write-offs	0	(126)	(298)
Vessels held for sale	112	(124)
Amortization	(628)	(622)	(834)
Ending balance	15	531	1,231
Special Survey Costs - Non Current [Member]
Beginning balance	355	975	1,425
Additions	0	20	937
Write-offs	0	(280)	(333)
Vessels held for sale	189	(67)
Amortization	(360)	(293)	(1,054)
Ending balance	184	355	975
Financing Costs- Current [Member]
Beginning balance	330	606	817
Additions	3,303	0	0
Write-offs	(191)	(100)	0
Vessels held for sale	0	0
Amortization	(555)	(176)	(211)
Ending balance	$ 2,887	$ 330	$ 606

Deferred Charges (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended		1 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2011 M V Free Envoy [Member]	Dec. 31, 2011 M V Free Lady [Member]	Feb. 28, 2011 M V Free Neptune [Member]	Sep. 07, 2012 Deutsche Bank [Member]	Dec. 31, 2012 Deutsche Bank [Member]	May 31, 2012 Credit Suisse Loan Facility [Member]	Dec. 31, 2012 Credit Suisse Loan Facility [Member]	Dec. 31, 2011 Credit Suisse Loan Facility [Member]
Restructuring Charges					$ 1,480		$ 1,823
Unamortized Deferred Financing Fees				191		191		100
Unamortized Dry Docking and Special Survey Costs	$ 406	$ 406	$ 191

Financial Instruments and Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest Rate Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value	$ 0	$ 0
Interest Rate Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	446	760
Gain (Loss) on Interest Rate Derivative Instruments Not Designated as Hedging Instruments	85	178	465
Loss on Derivative Instruments [Member]
Gain (Loss) on Interest Rate Derivative Instruments Not Designated as Hedging Instruments	85	178	465
Derivative Financial Instruments Current Portion [Member]
Interest Rate Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value	0	0
Interest Rate Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	446	760
Derivative Financial Instruments, Net of Current Portion [Member]
Interest Rate Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value	0	0
Interest Rate Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	$ 0	$ 0

Financial Instruments and Fair Value Measurements (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Liabilities, Fair Value Disclosure, Recurring	$ 446
Fair Value, Inputs, Level 1 [Member]
Liabilities, Fair Value Disclosure, Recurring	0
Fair Value, Inputs, Level 2 [Member]
Liabilities, Fair Value Disclosure, Recurring	446
Fair Value, Inputs, Level 3 [Member]
Liabilities, Fair Value Disclosure, Recurring	0
Interest Rate Swap [Member]
Liabilities, Fair Value Disclosure, Recurring	446
Interest Rate Swap [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities, Fair Value Disclosure, Recurring	0
Interest Rate Swap [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities, Fair Value Disclosure, Recurring	446
Interest Rate Swap [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities, Fair Value Disclosure, Recurring	$ 0

Financial Instruments and Fair Value Measurements (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets, Fair Value Disclosure, Nonrecurring	$ 32,792	$ 45,272
Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure, Nonrecurring	0	0
Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure, Nonrecurring	32,792	45,272
Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure, Nonrecurring	0	0
Vessels Held for Sale [Member]
Assets, Fair Value Disclosure, Nonrecurring	32,792	45,272
Vessels Held for Sale [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure, Nonrecurring	0	0
Vessels Held for Sale [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure, Nonrecurring	32,792	45,272
Vessels Held for Sale [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure, Nonrecurring	$ 0	$ 0

Financial Instruments and Fair Value Measurements (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unrealized Gain (Loss) on Derivatives	$ 314	$ 361	$ 129
Gain (Loss) on Derivative Instruments, Net, Pretax	(85)	(178)	(465)
Impairment of Long-Lived Assets to be Disposed of	12,480	23,483
Derivative Liabilities, Noncurrent	446	760
Interest Rate Swap One [Member]
Notional Amount of Price Risk Derivatives	4,340
Derivative, Fixed Interest Rate	5.07%
Derivative, Maturity Date	Sep 30, 2015
Interest Rate Swap Two [Member]
Notional Amount of Price Risk Derivatives	2,323
Derivative, Fixed Interest Rate	5.55%
Derivative, Maturity Date	Jul 31, 2015
Interest Rate Swap [Member]
Unrealized Gain (Loss) on Derivatives	314	361	129
Gain (Loss) on Interest Rate Fair Value Hedge Ineffectiveness	399	539	594
Gain (Loss) on Derivative Instruments, Net, Pretax	$ 85	$ 178	$ 465

Long-Term Debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-term debt, Current portion	$ 89,169	$ 88,946
Long-term debt, Long- term portion	0	0
Long-term Debt, Total	89,169	88,946
Deutsche Bank Nederland (a) [Member]
Long-term debt, Current portion	14,741	13,250
Long-term debt, Long- term portion	0	0
Long-term Debt, Total	14,741	13,250
Deutsche Bank Nederland (b) [Member]
Long-term debt, Current portion	14,741	16,009
Long-term debt, Long- term portion	0	0
Long-term Debt, Total	14,741	16,009
Credit Suisse (c) [Member]
Long-term debt, Current portion	8,170	19,099
Long-term debt, Long- term portion	0	0
Long-term Debt, Total	8,170	19,099
Credit Suisse (d) [Member]
Long-term debt, Current portion	8,170	17,351
Long-term debt, Long- term portion	0	0
Long-term Debt, Total	8,170	17,351
Credit Suisse (e) [Member]
Long-term debt, Current portion	20,110	0
Long-term debt, Long- term portion	0	0
Long-term Debt, Total	20,110	0
First Business Bank (f) [Member]
Long-term debt, Current portion	23,237	23,237
Long-term debt, Long- term portion	0	0
Long-term Debt, Total	$ 23,237	$ 23,237

Long-Term Debt (Details Textual) (USD $)	12 Months Ended								1 Months Ended			1 Months Ended		3 Months Ended		1 Months Ended		12 Months Ended	1 Months Ended				12 Months Ended	1 Months Ended			12 Months Ended						1 Months Ended	3 Months Ended	12 Months Ended		12 Months Ended							12 Months Ended				12 Months Ended		12 Months Ended	3 Months Ended		1 Months Ended												12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Facility A and Facility B [Member]	Dec. 31, 2012 Facility A [Member]	Dec. 31, 2012 Facility B [Member]	Dec. 31, 2012 March 31, 2014 [Member]	Dec. 31, 2012 April 1, 2014 [Member]	Oct. 31, 2011 Deutsche Bank Nederland [Member]	Sep. 30, 2011 Deutsche Bank Nederland [Member]	Dec. 31, 2011 Deutsche Bank Nederland [Member]	Jul. 31, 2011 Fourth Supplemental Agreement With Credit Suisse [Member]	Oct. 31, 2011 Fourth Supplemental Agreement With Credit Suisse [Member]	Sep. 30, 2011 Fifth Supplemental Agreement With Credit Suisse [Member]	Dec. 31, 2011 Fifth Supplemental Agreement With Credit Suisse [Member]	Feb. 29, 2012 Letter With Credit Suisee [Member]	Feb. 29, 2012 Credit Suisee [Member]	Dec. 31, 2012 Credit Suisee [Member]	Feb. 29, 2012 Credit Suisee [Member] February 8, 2012 [Member]	Feb. 29, 2012 Credit Suisee [Member] April 30, 2012 [Member]	Feb. 29, 2012 Credit Suisee [Member] May 10, 2012 [Member]	May 31, 2012 Sixth Supplemental Agreement With Credit Suisse [Member]	Dec. 31, 2012 Sixth Supplemental Agreement With Credit Suisse [Member]	May 31, 2012 Sixth Supplemental Agreement With Credit Suisse [Member] Beginning April 1, 2014 [Member]	May 31, 2012 Sixth Supplemental Agreement With Credit Suisse [Member] Beginning October 1, 2014 [Member]	May 31, 2012 Sixth Supplemental Agreement With Credit Suisse [Member] Beginning April 1, 2015 [Member]	Dec. 31, 2012 Sixth Supplemental Agreement With Credit Suisse [Member] January 1 2013 and December 31 2013 [Member]	Dec. 31, 2012 Sixth Supplemental Agreement With Credit Suisse [Member] January 1 2014 and December 31 2014 [Member]	Dec. 31, 2012 Sixth Supplemental Agreement With Credit Suisse [Member] January 1 2015 and December 31 2015 [Member]	Dec. 31, 2012 Sixth Supplemental Agreement With Credit Suisse [Member] April 1 2014 and Ending On September 30 2014 [Member]	Dec. 31, 2012 Sixth Supplemental Agreement With Credit Suisse [Member] October 1 2014 and Ending On March 31 2015 [Member]	Dec. 31, 2012 Sixth Supplemental Agreement With Credit Suisse [Member] After March 31, 2015 [Member]	Dec. 23, 2011 First Business Bank [Member]	Mar. 31, 2012 First Business Bank [Member]	Dec. 31, 2012 First Business Bank [Member]	Dec. 31, 2011 First Business Bank [Member]	Dec. 31, 2012 First Business Bank [Member] Criteria One [Member]	Dec. 31, 2012 First Business Bank [Member] Criteria Two [Member]	Dec. 31, 2012 First Business Bank [Member] Criteria Three [Member]	Dec. 31, 2012 First Business Bank [Member] Criteria Four [Member]	Dec. 31, 2012 ABN Amro Facility [Member]	Dec. 31, 2011 ABN Amro Facility [Member]	Dec. 31, 2010 ABN Amro Facility [Member]	Dec. 31, 2012 Deutsche Bank One [Member]	Dec. 31, 2012 Deutsche Bank Two [Member]	Dec. 31, 2012 Credit Suisse One [Member]	Dec. 31, 2011 Credit Suisse One [Member]	Dec. 31, 2012 Credit Suisse Two [Member]	Dec. 31, 2011 Credit Suisse Two [Member]	Dec. 31, 2012 Deutsche Bank [Member]	Mar. 31, 2013 Deutsche Bank [Member] Facility A and Facility B [Member]	Dec. 31, 2012 Deutsche Bank [Member] Facility A and Facility B [Member]	Mar. 31, 2013 Deutsche Bank [Member] Facility A [Member]	Feb. 28, 2013 Deutsche Bank [Member] Facility A [Member]	Jan. 31, 2013 Deutsche Bank [Member] Facility A [Member]	Dec. 31, 2012 Deutsche Bank [Member] Facility A [Member]	Nov. 30, 2012 Deutsche Bank [Member] Facility A [Member]	Oct. 31, 2012 Deutsche Bank [Member] Facility A [Member]	Mar. 31, 2013 Deutsche Bank [Member] Facility B [Member]	Feb. 28, 2013 Deutsche Bank [Member] Facility B [Member]	Jan. 31, 2013 Deutsche Bank [Member] Facility B [Member]	Dec. 31, 2012 Deutsche Bank [Member] Facility B [Member]	Nov. 30, 2012 Deutsche Bank [Member] Facility B [Member]	Oct. 31, 2012 Deutsche Bank [Member] Facility B [Member]	Dec. 31, 2012 Deutsche Bank [Member] January 1 2013 and December 31 2013 [Member]	Dec. 31, 2012 Deutsche Bank [Member] January 1 2014 and December 31 2014 [Member]	Dec. 31, 2012 Deutsche Bank [Member] January 1 2015 and December 31 2015 [Member]	Dec. 31, 2012 Credit Suisse Three [Member]	Dec. 31, 2011 Credit Suisse Three [Member]
Long-term Debt, Maturities, Repayment Terms				Provides for monthly repayments of $20 for each of Facility A and Facility B commencing September 30, 2012 through April 30, 2013 and a monthly repayment of $11.5 for each of Facility A and Facility B on May 31, 2013	Provides for quarterly repayments of $337 for Facility A commencing June 30, 2014, which quarterly repayments have been reduced from $750	Provides for quarterly repayments of $337 for Facility B commencing June 30, 2014																													Fifteen quarterly installments of $837.5 and a balloon payment of $10,675, payable together with the last installment due on December 16, 2016.									Five monthly repayments of $20 through April 30, 2013 and a monthly repayment of $11.5 on May 31, 2013, thereafter six consecutive quarterly repayments of $337 commencing on June 30, 2014 followed by one balloon payment of $12,607.5 due on December 31, 2015.	Five monthly repayments of $20 through April 30, 2013 and a monthly repayment of $11.5 on May 31, 2013, thereafter six consecutive quarterly repayments of $337 commencing on June 30, 2014 followed by one balloon payment of $12,607.5 due on December 31, 2015.	Seven quarterly installments of $286 commencing on June 30, 2014 and a balloon payment of $6,168 payable together with the last installment due on December 31, 2015.		Seven quarterly installments of $286 commencing on June 30, 2014 and a balloon payment of $6,168 payable together with the last installment due on December 31, 2015.																				Seven quarterly installments of $350 commencing on June 30, 2014 and a balloon payment of $17,660 payable together with the last installment due on December 31, 2015.
Debt Instrument, Interest Rate Terms	interest at LIBOR plus a margin																					LIBOR plus 1% until March 31, 2014 from a current interest margin of 3.25
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum	1.00%
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Maximum	4.00%
Long-term Debt, Weighted Average Interest Rate	2.70%	2.90%
Interest Expense, Debt	$ 2,415,000	$ 3,173,000	$ 3,932,000
Interest Costs Capitalized		282,000
Debt Instrument, Periodic Payment										750,000						700,000																	837,500	1,675,000	837,500
Debt Instrument Due Date										Sep 18, 2011
Debt Instrument, Maturity Date, Description									due on November 1, 2011, to January 2012	December 2015		due in July 2011 until September 2011
Debt Instrument Deferred Payment									360,000
Interest Payable, Current											750,000
Reduction in Balloon Payment						16,009,000
Line of Credit Facility, Interest Rate Description					LIBOR plus 2.25%	LIBOR plus 4.25%	LIBOR plus 1%	LIBOR plus 3.25%
Restructuring Costs							1,480,000
Debt Instrument, Annual Principal Payment												2,000,000
Long-term Debt, Gross													19,800,000
Pledged Assets Separately Reported, Loans Pledged as Collateral, at Fair Value															1,000,000
Percentage of Credit Facility Margin Increased														3.25%
Percentage of Credit Facility Margin Reduced														2.75%
Debt Instrument, Payment Terms																due on January 31, 2012 until the next repayment date April 30, 2012, which was further deferred to May 31, 2012 as per letter dated April 25, 2012		due and payable on the earlier of March 31, 2014				Defer further principal repayments until March 31, 2014													due on December 16, 2011 until the next repayment date on March 16, 2012						The facility, which would be available for drawdown until December 31, 2012, is repayable in 20 quarterly installments plus a balloon payment
Debt Instrument, Periodic Payment, Interest																	348,000		147,000	201,000	147,000												197,000		197,000
Restricted Cash and Cash Equivalents, Current	0	1,125,000																				1,125,000
Required Minimum Ratio																								115.00%	120.00%	135.00%
Loans Payable to Bank, Current	89,169,000	88,946,000																36,450,000
Debt Instrument Outstanding Percentage																		5.00%
Notice From First Business Bank																																			(i) pay the $1,675 repayment installment due in March 2012, (ii) pay accrued interest and (iii) pay default interest constitute an event of default
Long-term Debt	89,169,000	88,946,000																1,823,000																	23,237,000	23,237,000							32,400,000			8,170,000	19,099,000	8,170,000	17,351,000																			20,110,000	0
Debt Instrument, Debt Default, Description of Notice of Default	On July 11, August 22, November 28 and December 19, 2012, the Company received notices from FBB, according to which failure to (i) pay the $4,188 repayment installment due in December 2012, (ii) pay accrued interest and (iii) failure to pay default interest constitute an event of default.																																		On July 11, August 22, November 28 and December 19, 2012, the Company received notices from FBB, according to which failure to (i) pay the $4,188 repayment installment due in December 2012, (ii) pay accrued interest and (iii) failure to pay default interest constitute an event of default
Line of Credit Facility, Maximum Borrowing Capacity																																										32,400,000
Long-term debt, Current portion	89,169,000	88,946,000																																	23,237,000	23,237,000										8,170,000	19,099,000	8,170,000	17,351,000																			20,110,000	0
Average Corporate Liquidity, Minimum																																			3,000,000
Debt Instrument, Restrictive Covenants																																			The covenants described above are tested annually on December 31st.		Average corporate liquidity: the Company is required to maintain an average corporate liquidity of at least $3,000	Leverage ratio: the corporate guarantor's leverage ratio shall not at any time exceed 55%	Ratio of EBITDA to net interest expense shall not be less than 3	Value to loan ratio: the fair market value of the financed vessels shall be at least (a) 115% for the period July 1, 2010 to June 30, 2011 and (b) 125% thereafter
Consolidated Leverage Ratio																							not be greater than 2.5:1.0																											not be greater than 2.5:1.0
Liquidity Ratio Description																							it maintains (on a consolidated basis) on each day falling after June 30, 2014, cash in an amount equal to the higher of $2,500 and $500 per vessel																											it maintains (on a consolidated basis) on each day falling after June 30, 2014, cash in an amount equal to the higher of $2,500 and $500 per vessel
Interest Coverage Ratio Description																											not be less than 2.0:1.0	not be less than 3.5:1.0	not be less than 4.5:1.0																																				not be less than 2.0:1.0	not be less than 3.5:1.0	not be less than 4.5:1.0
Financed Vessel Percentage																														115.00%	120.00%	135.00%
Line of Credit Facility, Periodic Payment																																																			120,000	120,000	20,000	20,000	20,000	20,000	20,000	20,000	20,000	20,000	20,000	20,000	20,000	20,000
Line of Credit Facility, Periodic Payment, Interest																																																				$ 165,000

Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Payments Due by Period, Total	$ 109,769
Payments Due by Period, Less than 1-year	94,127
Payments Due by Period, 2-year	2,318
Payments Due by Period, 3-year	2,318
Payments Due by Period, 4-year	2,318
Payments Due by Period, 5-year	2,318
Payments Due by Period, More than 5-years	6,370
Service Fee to Manager [Member]
Payments Due by Period, Total	9,403
Payments Due by Period, Less than 1-year	1,635
Payments Due by Period, 2-year	1,635
Payments Due by Period, 3-year	1,635
Payments Due by Period, 4-year	1,635
Payments Due by Period, 5-year	1,635
Payments Due by Period, More than 5-years	1,228
Management Fee to Manager [Member]
Payments Due by Period, Total	9,696
Payments Due by Period, Less than 1-year	1,822
Payments Due by Period, 2-year	683
Payments Due by Period, 3-year	683
Payments Due by Period, 4-year	683
Payments Due by Period, 5-year	683
Payments Due by Period, More than 5-years	5,142
Debt [Member]
Payments Due by Period, Total	89,169
Payments Due by Period, Less than 1-year	89,169
Payments Due by Period, 2-year	0
Payments Due by Period, 3-year	0
Payments Due by Period, 4-year	0
Payments Due by Period, 5-year	0
Payments Due by Period, More than 5-years	0
Interest on Variable Rate Debt [Member]
Payments Due by Period, Total	1,501
Payments Due by Period, Less than 1-year	1,501
Payments Due by Period, 2-year	0
Payments Due by Period, 3-year	0
Payments Due by Period, 4-year	0
Payments Due by Period, 5-year	0
Payments Due by Period, More than 5-years	$ 0

Commitments and Contingencies (Details Textual)	12 Months Ended				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2012 Korea Line Corp [Member] USD ($)	Feb. 22, 2011 Korea Line Corp [Member] USD ($)	Dec. 31, 2012 Pollution Insurance Coverage for Vessel [Member] USD ($)
Operating Leases, Rent Expense		€ 8,700
Supplemental Information for Property, Casualty Insurance Underwriters, Minimum Interest Rate in Range	25.00%	25.00%
Supplemental Information for Property, Casualty Insurance Underwriters, Maximum Interest Rate in Range	40.00%	40.00%
Supplemental Information for Property, Casualty Insurance Underwriters, Earned Premiums	1,000,000
General Insurance Expense					1,000,000,000
Third Party Security Amount				1,680,000
Cash Security Held In Escrow				182,000
Undisputed Amount			832,000
Proceeds from Interim Award			335,000
Unsecured Awarded			511,000
Insurance Claims Oustanding for Vessels Incidents Arising in the Ordinary Course of Business			276,000
Write Off of Klc Time Charter			1,173,000
Payment of Settlement Amount Due from Charterer (Award Wining for M/V Free Goddess Case)			$ 800,000

Earnings/(Losses) per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator:
Net loss - basic and diluted	$ (30,888)	$ (88,196)	$ (21,821)
Basic earnings per share denominator:
Weighted average common shares outstanding (in shares)	837,173	648,507	631,360
Diluted earnings per share denominator:
Weighted average common shares outstanding (in shares)	837,173	648,507	631,360
Dilutive common shares:
Dilutive effect (in shares)	0	0	0
Weighted average common shares - diluted
Basic income/(loss) per common share (in dollars per share)	$ (36.9)	$ (136)	$ (34.56)
Diluted income/(loss) per common share (in dollars per share)	$ (36.9)	$ (136)	$ (34.56)
Stock Options [Member]
Dilutive common shares:
Dilutive effect (in shares)	0	0	0
Warrant [Member]
Dilutive common shares:
Dilutive effect (in shares)	0	0	0
Restricted Stock [Member]
Dilutive common shares:
Dilutive effect (in shares)	0	0	0

Earnings/(Losses) per Share (Details Textual)	Dec. 31, 2012	Dec. 24, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2011 Class Z Warrants [Member]	Dec. 31, 2012 Class Z Warrants [Member]	Dec. 31, 2011 Class Z Warrants [Member]	Aug. 12, 2011 Class Z Warrants [Member]	Jun. 09, 2011 Class Z Warrants [Member]	Dec. 31, 2010 Class Z Warrants [Member]	Dec. 31, 2009 Class Z Warrants [Member]	Jun. 30, 2011 Class A Warrants [Member]	Dec. 31, 2012 Class A Warrants [Member]	Dec. 31, 2011 Class A Warrants [Member]	Jun. 09, 2011 Class A Warrants [Member]	Dec. 31, 2010 Class A Warrants [Member]	Dec. 31, 2009 Class A Warrants [Member]
Class of Warrant or Right, Outstanding										165,500						15,000
Class of Warrants, Expiration Date						Jul 26, 2011							Jul 29, 2011
Class of Warrants, Exercise Price, Description						the exercise price per share was reduced to $1.80 per one-tenth (1/10) of a share of common stock, or $18 per whole share of common stock, from $25 per one-tenth (1/10) of a share, or $250 per whole share.							exercise price of $25.00 per 1/10 share or $250 per whole share.
Class of Warrants, Exercised									886
Common Stock, Shares, Issued	1,362,830		647,562						177
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	0	1,200	0	195,100	278,727		0	0			165,500	165,500		0	0		15,000	15,000

Reverse stock split (Details Textual) (USD $)	0 Months Ended		3 Months Ended					12 Months Ended	3 Months Ended
	Feb. 14, 2013	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Sep. 17, 2009	Apr. 27, 2005	Dec. 31, 2012 January 22, 2013 [Member]	Dec. 31, 2010 Maximum [Member]	Dec. 31, 2010 Minimum [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio			one share for every five shares
Stockholders' Equity Note, Changes in Capital Structure, Subsequent Changes to Number of Common Shares									32,437,480	6,487,852
Preferred Stock, Shares Authorized				5,000,000	5,000,000		5,000,000
Preferred Stock, Par or Stated Value Per Share				$ 0.001	$ 0.001		$ 0.001
Preferred Stock, Shares Issued				0	0
Common Stock, Shares Authorized				250,000,000	250,000,000	250,000,000	40,000,000
Common Stock, Par or Stated Value Per Share				$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares, Issued				1,362,830	647,562
Common Stock, Shares, Outstanding				1,362,830	647,562
Stockholders' Equity, Reverse Stock Split	one share for ten share reverse stock split	one share for five share reverse stock split						1 for 10
Reverse Stock Split Par Value								$ 0.001

Stock Incentive Plan (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Outstanding, Beginning Balance	13,200	195,100	278,727
Options vested	0	0	0
Options forfeited	0	0	0
Options expired	(1,200)	0
Warrants expired	0	(886)	(78,626)
Warrants exercised	0	(179,614)	0
Restricted shares issued			0
Restricted shares vested	(7,000)	0	(4,000)
Restricted shares forfeited	0	(1,400)	(1,000)
Outstanding, Ending Balance	5,000	13,200	195,100
Weighted Average Exercise Price, Beginning Balance	412.5	255.2	216.6
Weighted Average Exercise Price, Ending Balance	0	412.5	255.2
Exercisable Outstanding, Beginning Balance	1,200	181,700	260,026
Exercisable, Options vested	0	0	300
Exercisable, Options forfeited	0	0	0
Exercisable, Options expired	(1,200)	0
Exercisable, Warrants expired	0	(179,614)	(78,626)
Exercisable, Warrants exercised	0	(886)	0
Exercisable Outstanding, Ending Balance	0	1,200	181,700
Exercisable, Weighted Average Exercise Price, Beginning Balance	412.5	255.2	215.5
Exercisable, Weighted Average Exercise Price Exercisable, Ending Balance	0	412.5	255.2
Class A Warrants [Member]
Outstanding, Beginning Balance	0	15,000	15,000
Warrants expired	0	(15,000)	0
Warrants exercised	0	0	0
Outstanding, Ending Balance	0	0	15,000
Exercisable Outstanding, Beginning Balance	0	15,000	15,000
Exercisable, Warrants expired	0	(15,000)	0
Exercisable, Warrants exercised	0	0	0
Exercisable Outstanding, Ending Balance	0	0	15,000
Class W Warrants [Member]
Outstanding, Beginning Balance	0	0	78,626
Warrants expired	0	0	(78,626)
Warrants exercised	0	0	0
Outstanding, Ending Balance	0	0	0
Exercisable Outstanding, Beginning Balance	0	0	78,626
Exercisable, Warrants expired	0	0	(78,626)
Exercisable, Warrants exercised	0	0	0
Exercisable Outstanding, Ending Balance	0	0	0
Class Z Warrants [Member]
Outstanding, Beginning Balance	0	165,500	165,500
Warrants expired	0	(164,614)	0
Warrants exercised	0	(886)	0
Outstanding, Ending Balance	0	0	165,500
Stock Options [Member]
Outstanding, Beginning Balance	1,200	1,200	1,200
Options vested	0	0	0
Options forfeited	0	0	0	2,200
Options expired	(1,200)	0
Outstanding, Ending Balance	0	1,200	1,200	1,200
Exercisable Outstanding, Beginning Balance	1,200	1,200	900
Exercisable, Options vested	0	0	300
Exercisable, Options forfeited	0	0	0
Exercisable, Options expired	(1,200)	0
Exercisable Outstanding, Ending Balance	0	1,200	1,200	900
Restricted Stock [Member]
Outstanding, Beginning Balance	12,000	13,400	18,400
Restricted shares issued			0
Restricted shares vested	(7,000)	0	(4,000)
Restricted shares forfeited	0	(1,400)	(1,000)
Outstanding, Ending Balance	5,000	12,000	13,400

Stock Incentive Plan (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended					12 Months Ended														12 Months Ended	1 Months Ended	10 Months Ended	12 Months Ended
	Jul. 28, 2009	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 24, 2012	Dec. 31, 2009	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2010 Stock Options [Member]	Dec. 31, 2009 Stock Options [Member]	Dec. 31, 2005 Stock Options [Member]	Dec. 31, 2007 Stock Options [Member] Vest in One Year [Member]	Dec. 31, 2007 Stock Options [Member] Vest in Two Years [Member]	Dec. 31, 2007 Stock Options [Member] Vest in Three Years [Member]	Dec. 31, 2007 Stock Options [Member] Director [Member]	Dec. 31, 2007 Stock Options [Member] Executive Officer [Member]	Dec. 31, 2012 Restricted Stock [Member]	Dec. 31, 2009 Restricted Stock [Member]	Dec. 30, 2012 Restricted Stock [Member]	Dec. 31, 2010 Restricted Stock [Member]	Dec. 31, 2012 Restricted Stock [Member] Vest on December 31, 2012 [Member]	Jun. 30, 2011 Restricted Stock [Member] Vest on December 31, 2013 [Member]	Oct. 31, 2011 Restricted Stock [Member] Vest on December 31, 2013 [Member]	Dec. 31, 2012 Restricted Stock [Member] Vest on December 31, 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award											4,000							25,500
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price											$ 250
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures															900	2,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period		0	0	0			0	0	0			2,800	300	300							7,000	1,000	400	5,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period		0	0	0			0	0	0	2,200
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		0	0	195,100	1,200	278,727	0	1,200	1,200	1,200							5,000	18,400	12,000	13,400
Stock Issued During Period, Shares, Reverse Stock Splits	26,194
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number																				13,400
Allocated Share-based Compensation Expense																	$ 122
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized																	$ 58
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition																	1 year
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term																	8 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price		$ 0	$ 412.5	$ 255.2		$ 215.5

Shareholders' Equity (Details Textual) (USD $)	1 Months Ended					12 Months Ended						12 Months Ended	1 Months Ended		3 Months Ended						12 Months Ended		1 Months Ended		3 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended		1 Months Ended	12 Months Ended
	Dec. 19, 2012	Jun. 04, 2012	Apr. 23, 2012	Dec. 09, 2011	Jul. 28, 2009	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 30, 2012	Sep. 17, 2009	Apr. 27, 2005	Dec. 31, 2012 Dutchess Agreement [Member]	Oct. 31, 2012 Non Executive Member of Board of Directors [Member]	Apr. 23, 2012 Non Executive Member of Board of Directors [Member]	Sep. 30, 2012 Non Executive Member of Board of Directors [Member]	Jun. 30, 2012 Non Executive Member of Board of Directors [Member]	Mar. 31, 2012 Non Executive Member of Board of Directors [Member]	Sep. 30, 2011 Non Executive Member of Board of Directors [Member]	Jun. 30, 2011 Non Executive Member of Board of Directors [Member]	Mar. 31, 2011 Non Executive Member of Board of Directors [Member]	Dec. 31, 2012 Non Executive Member of Board of Directors [Member]	Mar. 30, 2011 Non Executive Member of Board of Directors [Member]	Oct. 31, 2012 Manager [Member]	Apr. 23, 2012 Manager [Member]	Sep. 30, 2012 Manager [Member]	Dec. 31, 2012 Manager [Member]	Mar. 31, 2012 Manager [Member]	Oct. 31, 2012 Dutchess Capital [Member]	Dec. 31, 2012 Dutchess Capital [Member]	Aug. 22, 2012 Note Purchase Agreement [Member]	Dec. 31, 2012 Note Purchase Agreement [Member]	May 31, 2012 YA Global Master SPV Ltd [Member]	Dec. 31, 2012 YA Global Master SPV Ltd [Member]
Capital Units, Authorized											45,000,000
Common Stock, Shares Authorized						250,000,000	250,000,000			250,000,000	40,000,000
Common Stock, Par or Stated Value Per Share						$ 0.001	$ 0.001			$ 0.001	$ 0.001
Preferred Stock, Shares Authorized						5,000,000	5,000,000				5,000,000
Preferred Stock, Par or Stated Value Per Share						$ 0.001	$ 0.001				$ 0.001
Stock Registered for Offering					200,823
Stock Issued During Period, Shares, Reverse Stock Splits					26,194
Proceeds from Issuance of Common Stock					$ 16,244,000	$ 388,000	$ 0	$ 0				$ 91,000																					$ 432,000
Stock Issued					1,691,000
Minimum Bid Price Not Maintained For 30 Consecutive Business Days				$ 1
Minimum Bid Price To Be Maintained For 10 Consecutive Business Days To Regain Nasdaq Compliance		$ 1
Minimum Market Value Of Publicly Held Shares Not Maintained For 30 Consecutive Business Days				5,000,000
Minimum Market Value Of Publicly Held Shares To Be Maintained For 10 Consecutive Business Days To Regain Nasdaq Compliance		5,000,000
Maximum Value Of Shares For Acquisition																																3,200,000
Minimum Market Value Of Publicly Held Shares						1,000,000
Minimum Market Value Of Publicly Held Shares Failed To Meet Requirements	897,000
Maximum Value Of Shares For Cash Consideration						3,200,000
Lowest Daily Volume Weighted Average Price Percentage						96.00%																						98.00%
Average Daily Trading Volume Advance, Description						amount not to exceed the greater of $200 or 100%																						not to exceed the greater of $200 or 200% of the average daily trading
Common Stock Registered For Resale																													235,296				183,972
Proceeds from Notes Payable						250,000	0	0																						250,000
Notes Payable																															75,000
Stock Authorized for Issuance in Lieu of Related Party Fee			166,069										32,679	19,964	32,679	32,679	32,679	19,964	19,964	19,964	53,020		219,650	166,069	219,650	302,870
Management Fees Payable									926,000						0	0	0	0	0		0	0	807,000		807,000	538,000	926,000
Board Fees Payable													$ 152,000	$ 155,000	$ 152,000	$ 152,000	$ 152,000	$ 155,000	$ 155,000	$ 0	$ 48,000
Sale of Common Stock																												235,296
Percentage Of Blocker Provision																																	9.99%
Common Stock, Shares, Issued						1,362,830	647,562					92,933

Taxes (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Owned by Residents of Company	more than 50%
Federal Income Tax Expense (Benefit), Continuing Operations	$ 25	$ 93	$ 34

Subsequent Events (Details Textual) (USD $)	0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended						12 Months Ended								1 Months Ended												3 Months Ended		1 Months Ended		3 Months Ended	12 Months Ended		1 Months Ended		3 Months Ended						12 Months Ended		1 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended																	1 Months Ended					1 Months Ended					1 Months Ended
	Feb. 14, 2013	Apr. 23, 2012	Sep. 30, 2010	Jul. 28, 2009	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 30, 2012	Sep. 17, 2009	Apr. 27, 2005	Dec. 31, 2012 First Business Bank [Member]	Dec. 31, 2012 Hanover Holdings Llc [Member]	Mar. 06, 2013 January 15, 2013 [Member] Hanover Holdings Llc [Member]	Mar. 04, 2013 January 15, 2013 [Member] Hanover Holdings Llc [Member]	Feb. 28, 2013 January 15, 2013 [Member] Hanover Holdings Llc [Member]	Feb. 27, 2013 January 15, 2013 [Member] Hanover Holdings Llc [Member]	Feb. 25, 2013 January 15, 2013 [Member] Hanover Holdings Llc [Member]	Feb. 19, 2013 January 15, 2013 [Member] Hanover Holdings Llc [Member]	Mar. 31, 2013 Facility B [Member] Deutsche Bank [Member]	Feb. 28, 2013 Facility B [Member] Deutsche Bank [Member]	Jan. 31, 2013 Facility B [Member] Deutsche Bank [Member]	Dec. 31, 2012 Facility B [Member] Deutsche Bank [Member]	Nov. 30, 2012 Facility B [Member] Deutsche Bank [Member]	Oct. 31, 2012 Facility B [Member] Deutsche Bank [Member]	Mar. 31, 2013 Facility A [Member] Deutsche Bank [Member]	Feb. 28, 2013 Facility A [Member] Deutsche Bank [Member]	Jan. 31, 2013 Facility A [Member] Deutsche Bank [Member]	Dec. 31, 2012 Facility A [Member] Deutsche Bank [Member]	Nov. 30, 2012 Facility A [Member] Deutsche Bank [Member]	Oct. 31, 2012 Facility A [Member] Deutsche Bank [Member]	Mar. 31, 2013 Facility A and Facility B [Member] Deutsche Bank [Member]	Dec. 31, 2012 Facility A and Facility B [Member] Deutsche Bank [Member]	Oct. 31, 2012 Manager [Member]	Apr. 23, 2012 Manager [Member]	Sep. 30, 2012 Manager [Member]	Dec. 31, 2012 Manager [Member]	Mar. 31, 2012 Manager [Member]	Oct. 31, 2012 Non Executive Member of Board of Directors [Member]	Apr. 23, 2012 Non Executive Member of Board of Directors [Member]	Sep. 30, 2012 Non Executive Member of Board of Directors [Member]	Jun. 30, 2012 Non Executive Member of Board of Directors [Member]	Mar. 31, 2012 Non Executive Member of Board of Directors [Member]	Sep. 30, 2011 Non Executive Member of Board of Directors [Member]	Jun. 30, 2011 Non Executive Member of Board of Directors [Member]	Mar. 31, 2011 Non Executive Member of Board of Directors [Member]	Dec. 31, 2012 Non Executive Member of Board of Directors [Member]	Mar. 30, 2011 Non Executive Member of Board of Directors [Member]	Oct. 31, 2012 Dutchess Capital [Member]	Dec. 31, 2012 Board of Directors [Member]	Jan. 09, 2013 Subsequent Event [Member]	Apr. 02, 2013 Subsequent Event [Member]	Jan. 24, 2013 Subsequent Event [Member] First Business Bank [Member]	Apr. 08, 2013 Subsequent Event [Member] Promissory Note [Member]	Jan. 31, 2013 Subsequent Event [Member] Promissory Note [Member]	Jan. 24, 2013 Subsequent Event [Member] Investment Agreement With Granite [Member]	Feb. 15, 2013 Subsequent Event [Member] Termination Agreement [Member]	Mar. 20, 2013 Subsequent Event [Member] Hanover Holdings Llc [Member]	Mar. 31, 2013 Subsequent Event [Member] Hanover Holdings Llc [Member]	Feb. 13, 2013 Subsequent Event [Member] Hanover Holdings Llc [Member]	Mar. 26, 2013 Subsequent Event [Member] Hanover Holdings Llc [Member]	Mar. 22, 2013 Subsequent Event [Member] Hanover Holdings Llc [Member]	Mar. 21, 2013 Subsequent Event [Member] Hanover Holdings Llc [Member]	Jan. 29, 2013 Subsequent Event [Member] Hanover Holdings Llc [Member]	Jan. 18, 2013 Subsequent Event [Member] Hanover Holdings Llc [Member]	Jan. 15, 2013 Subsequent Event [Member] Hanover Holdings Llc [Member]	Feb. 13, 2013 Subsequent Event [Member] January 15, 2013 [Member]	Mar. 26, 2013 Subsequent Event [Member] True Up Period [Member] Hanover Holdings Llc [Member]	Mar. 31, 2013 Subsequent Event [Member] February, March and April 2013 [Member]	Mar. 31, 2013 Subsequent Event [Member] February, March and April 2013 [Member] Interest Rate Swap [Member]	Feb. 28, 2013 Subsequent Event [Member] Manager [Member]	Jan. 18, 2013 Subsequent Event [Member] Manager [Member]	Jan. 18, 2013 Subsequent Event [Member] Non Executive Member of Board of Directors [Member]	Dec. 31, 2012 Subsequent Event [Member] Board of Directors [Member]	Feb. 28, 2013 Subsequent Event [Member] Board of Directors [Member]	Jan. 22, 2013 Subsequent Event [Member] Board of Directors [Member]	Jan. 22, 2013 Subsequent Event [Member] Board of Directors [Member] Maximum [Member]	Jan. 22, 2013 Subsequent Event [Member] Board of Directors [Member] Minimum [Member]	Feb. 28, 2013 Subsequent Event [Member] Non Executive Directors [Member]
Stock Authorized for Issuance in Lieu of Related Party Fee		166,069																															219,650	166,069	219,650	302,870		32,679	19,964	32,679	32,679	32,679	19,964	19,964	19,964	53,020			641,639																					641,639	641,639							41,909
Management Fees Payable								$ 926,000																									$ 807,000		$ 807,000	$ 538,000	$ 926,000			$ 0	$ 0	$ 0	$ 0	$ 0		$ 0	$ 0																								$ 809,000	$ 0		$ 809,000				$ 0
Board Fees Payable																																						152,000	155,000	152,000	152,000	152,000	155,000	155,000	0	48,000																										48,000		48,000				48,000
Line of Credit Facility, Periodic Payment																			20,000	20,000	20,000	20,000	20,000	20,000	20,000	20,000	20,000	20,000	20,000	20,000	120,000	120,000
Sale of Common Stock																																																235,296							395,791
Common Stock, Shares, Issued					1,362,830	647,562																																												142,362	395,791
Proceeds from Issuance of Common Stock				16,244,000	388,000	0	0																																											106,000	458,000				767,000
Settlement Shares													31,755	100,000	100,000	90,000	90,000	90,000																																							350,000			300,000	420,000	390,000	8,284	40,000	137,500	185,000	12,894
Shares of Common Stock Issued to Settlement Agreement, Description												(i) $305,485.59 by (ii) 70% of the VWAP of the Common Stock over the 35-trading day period																																													(i) $1,264,656.12 by (ii) 70% of the VWAP of the Common Stock		(i) $740,651.57 by (ii) 75% of the VWAP of the Common Stock
Common Stock Outstanding Percentage																																																							24.00%
Common stock, shares outstanding					1,362,830	647,562																																																	1,682,693																					18,759,778	1,875,978
Lowest Daily Volume Weighted Average Price Percentage					96.00%																																											98.00%							98.00%
Average Daily Trading Volume Advance, Description					amount not to exceed the greater of $200 or 100%																																											not to exceed the greater of $200 or 200% of the average daily trading							not to exceed the greater of $500 or 200% of the average daily trading volume
Debt Instrument, Debt Default, Description of Notice of Default					On July 11, August 22, November 28 and December 19, 2012, the Company received notices from FBB, according to which failure to (i) pay the $4,188 repayment installment due in December 2012, (ii) pay accrued interest and (iii) failure to pay default interest constitute an event of default.						On July 11, August 22, November 28 and December 19, 2012, the Company received notices from FBB, according to which failure to (i) pay the $4,188 repayment installment due in December 2012, (ii) pay accrued interest and (iii) failure to pay default interest constitute an event of default																																									(i) pay the $4,188 repayment installment due in December 2012, (ii) pay accrued interest and (iii) failure to pay default interest constitute an event of default
Stockholders' Equity, Reverse Stock Split	one share for ten share reverse stock split		one share for five share reverse stock split																																																																						reverse stock split at a ratio of 1 for 10
Common Stock, Par or Stated Value Per Share					$ 0.001	$ 0.001			$ 0.001	$ 0.001																																															$ 0.001																		$ 0.001
Convertible Debt																																																					103.5	153.5
Convertible Promissory Note Discount Rate																																																					35.00%	35.00%
Outstanding Fees																																																								10,000
Line of Credit Facility, Periodic Payment, Interest																																$ 165,000																																				$ 124,000	$ 80,000
Settlement Shares Percentage																																																										9.77%